                                 Registration No. 2-84904
                                                 811-3790

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 15
                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 17
                          QUANTITATIVE GROUP OF FUNDS
                          ---------------------------
              (Exact Name of Registrant as Specified in Charter)

                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773
                          ----------------------------
              (Address of Principal Executive Offices) (Zip Code)
                                 (617) 259-1144
                                 --------------
               Registrant's Telephone Number, including Area Code
                          EDWARD L. PITTMAN, President
                          Quantitative Group of Funds
                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773
                          ----------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
                              Joseph Fleming, Esq.
                            DECHERT, PRICE & RHOADS
                       Ten Post Office Square, Suite 1230
                          Boston, Massachusetts 02109

                                ----------------

            It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b)
[X] on August 1, 1997 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)
[_] on (date) pursuant to paragraph (a) of Rule 485

                                   ---------

     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1997 was filed on May 28, 1997.

                        CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------------------
                                                  PROPOSED MAXIMUM    PROPOSED MAXIMUM    AMOUNT  OF
TITLE OF SECURITIES           NUMBER OF SHARES     OFFERING PRICE    AGGREGATE OFFERING  REGISTRATION
BEING REGISTERED              BEING REGISTERED      PER SHARE (1)        PRICE (2)           FEE
-----------------------------------------------------------------------------------------------------
Shares of beneficial            1,498,099              $19.69                $0              $0
interest (without par value)
-----------------------------------------------------------------------------------------------------

(1) Pursuant to Rule 457(d) under the Securities Act of 1933, the maximum public offering price of $19.69 for (Quantitative Growth and Income Fund Institutional Shares) on July 24, 1997 is the price used as the basis for calculating the registration fee. (2) Registrant elects to calculate the maximum offering price pursuant to Rule 24e-2. 5,021,970 shares were redeemed during the fiscal year ended March 31, 1997. 3,523,871 shares were used for reductions pursuant to paragraph (c) of rule 24f-2 during the current fiscal year. 1,498,099 shares is the amount of redeemed shares used for reduction in this Amendment.

                          QUANTITATIVE GROUP OF FUNDS

                             Cross Reference Sheet

                            Pursuant to Rule 495(a)


Item No.             Registration Statement Caption               Caption in Prospectus
--------             ------------------------------               ---------------------
Part A
------
 1.                  Cover Page.................................. Cover Page
 2.                  Synopsis.................................... Summary of Fees and Expenses
 3.                  Condensed Financial Information............. Financial Highlights
 4.                  General Description of Registrant........... Investment Objectives and
                                                                     Policies; Risk Considerations;
                                                                     Portfolio Securities; Other
                                                                     Investment Practices
 5.                  Management of the Fund...................... Management of the Funds
 6.                  Capital Stock and Other Securities.......... The Quantitative Group
 7.                  Purchase of Securities Being Offered........ Calculation of Net Asset Value;
                                                                     How to Invest
 8.                  Redemption or Repurchase.................... How to Redeem
 9.                  Pending Legal Proceedings................... Not Applicable


Item No.             Registration Statement Caption               Caption in Statement of Additional Information
--------             ------------------------------               ----------------------------------------------
Part B
------
10.                  Cover Page.................................. Cover Page
11.                  Table of Contents........................... Cover Page
12.                  General Information and History............. The Quantitative Group
13.                  Investment Objectives and Policies.......... Investment Objectives and
                                                                     Policies; Other Investment
                                                                     Practices; Investment
                                                                     Restrictions of the Funds
14.                  Management of the Registrant................ Management of the Funds
15.                  Control Persons and Principal Holders of     Management of the Funds
                       Securities................................    (Trustees and Officers)
16.                  Investment Advisory and Other Service....... Management of the Funds
                                                                     (Trustees and Officers);
                                                                     Management Contract;
                                                                     Advisory Contracts;
                                                                     Distribution and
                                                                     Distribution Plan
17.                  Brokerage Allocation........................ Portfolio Transactions
18.                  Capital Stock and Other Securities.......... The Quantitative Group
19.                  Repurchase, Redemption and Pricing of
                       Securities Being Offered.................. How to Invest; How to Redeem; Calculation of Net
                                                                     Asset Value
20.                  Tax Status.................................. Distributions; Taxation
21.                  Underwriter................................. Distributor and Distribution
                                                                     Plan
22.                  Calculation of Performance Data............. Performance Measures
23.                  Financial Statements........................ Financial Statements

Part C
------
           Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                     [LOGO OF QUANTITATIVE GROUP OF FUNDS
                           PROSPECTUS APPEARS HERE]


AUGUST 1, 1997




                                       U.S. EQUITY FUNDS

                                          Quantitative Numeric Fund
                                          Quantitative Numeric II Fund
                                          Quantitative Growth and Income Fund


                                       INTERNATIONAL EQUITY FUNDS

                                          Quantitative International Equity Fund
                                          Quantitative Foreign Frontier Fund

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer, or other person is authorised to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Informa-tion, or in the Fund's official sales literature.

-------------------------------------------------------------------------------

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

55 Old Bedford Road                                                   PROSPECTUS
Lincoln, Massachusetts 01773                                      August 1, 1997
800-331-1244


The Quantitative Group of Funds is an open-end, non-diversified investment com-pany that offers five funds (individually a "Fund" and collectively the "Funds") with this Prospectus. Each Fund has distinct investment objectives. Quantitative Advisors, Inc. ("Manager") provides overall management and opera-tional services to the Funds. Individual investment advisors ("Advisors") are presently responsible for the day-to-day management of each Fund. The Funds are distributed by U.S. Boston Capital Corporation ("Distributor"), an affiliate of the Manager.

                               U.S. EQUITY FUNDS

                      QUANTITATIVE NUMERIC FUND
                      QUANTITATIVE NUMERIC II FUND
                      QUANTITATIVE GROWTH AND INCOME FUND

                              INTERNATIONAL FUNDS

                    QUANTITATIVE INTERNATIONAL EQUITY FUND
                    QUANTITATIVE FOREIGN FRONTIER FUND

Each Fund offers Ordinary Shares and Institutional Shares. Purchasers of Ordi-nary Shares of the Quantitative Numeric Fund, Quantitative Growth and Income Fund, Quantitative International Equity Fund, and Quantitative Foreign Frontier Fund pay a one percent (1%) deferred sales charge upon redemption, and an an-nual asset based sales charge of .50%. Ordinary Shares of the Quantitative Nu-meric II Fund purchased on or after August 1, 1996 are offered on a no-load ba-sis and carry only a service fee of .25%. Institutional Shares are offered on a pure no-load basis.

The minimum investment for Ordinary Shares of a Fund generally is $5,000. A $1,000 minimum applies to investors acquiring Ordinary Shares through an Auto-matic Investment Plan who agree to make minimum monthly purchases of $100 and to investors establishing certain accounts for minors. There is also a $1,000 minimum for Individual Retirement Accounts, pension, profit sharing and other employee benefit plans. Institutional Shares are available to qualified invest-ors, as described in this Prospectus, and to clients of certain securities dealers and financial advisors participating in programs described later in the Prospectus. There is no minimum for subsequent investments.

This Prospectus concisely describes the information that investors ought to know before investing. Please read the Prospectus carefully and keep it for further reference. A Statement of Additional Information dated August 1, 1997 is available free of charge by writing or telephoning the Funds at 800-331-1244. The Statement, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is in-corporated by reference in this Prospectus.

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                          Page
Quick Reference Guide                                                        2
Summary of Fees and Expenses                                                 3
Financial Highlights                                                         5
Investment Objectives and Policies                                           8
Risk Considerations                                                         10
Management of the Funds                                                     11
How to Invest                                                               14
How to Make Exchanges                                                       17
How to Redeem                                                               17
Calculation of Net Asset Value                                              19
Dividends, Distributions, and Taxation                                      20
Portfolio Securities                                                        20
Other Investment Practices                                                  21
Performance Data                                                            24
The Quantitative Group                                                      24

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

QUANTITATIVE GROUP of FUNDS                          [LOGO OF QUANTITATIVE GROUP
----------------------------------------------------------OF FUNDS APPEARS HERE]

QUICK REFERENCE GUIDE

The Quantitative Funds

The investment objectives of each Fund are summarized below. There is no as-surance that a Fund will be able to attain its investment objective. Because each Fund is limited by specific investment objectives, investments in a par-ticular Fund may be subject to greater market fluctuations than a portfolio with broader investment alternatives. More detailed information about each of the Funds, including risk considerations relevant to a particular Fund, is presented in Investment Objectives and Policies on page 8, Risk Considerations on page 10, Portfolio Securities on page 20, and Other Investment Practices on page 21.

                               U.S. Equity Funds

QUANTITATIVE NUMERIC FUND ("Numeric Fund") seeks maximum long-term capital ap-preciation by investing primarily in common stocks. The Fund generally invests in companies with smaller (one billion dollars or less) market capitaliza-tions.

QUANTITATIVE NUMERIC II FUNd ("Numeric II Fund") seeks long-term growth of capital by investing primarily in common stock of companies with medium (one billion to five billion dollars) market capitalizations.

QUANTITATIVE GROWTH AND INCOME FUND ("Growth and Income Fund") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying divi-dends.

                              International Funds

QUANTITATIVE INTERNATIONAL EQUITY FUND ("International Equity Fund") seeks long-term capital growth and income by investing primarily in foreign securi-ties. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East.

QUANTITATIVE FOREIGN FRONTIER FUND ("Foreign Frontier Fund") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets. An investment in the Foreign Frontier Fund should be re-garded as speculative and is subject to special risks that should be consid-ered carefully by potential investors.

Minimum Investments

Each Fund offers Ordinary Shares and Institutional Shares. Purchasers of Ordi-nary Shares of the Numeric Fund, Growth and Income Fund, International Equity Fund, and Foreign Frontier Fund pay a one percent (1%) deferred sales charge upon redemption, and an annual asset based sales charge of .50%. Ordinary Shares of the Numeric II Fund purchased on or after August 1, 1996 are offered on a no-load basis and carry only a service fee of .25%. Institutional Shares are offered on a pure no-load basis. The minimum investment for Ordinary Shares of a Fund generally is $5,000. A $1,000 minimum investment applies to investors establishing an Automatic Investment Plan who agree to make minimum monthly purchases of $100 and to investors establishing certain accounts for minors. There is also a $1,000 minimum for Individual Retirement Accounts
(IRAs), pension, profit sharing and other employee benefit plans. Institu-tional Shares are available to certain institutional investors purchasing Shares in amounts greater than or equal to $1,000,000, and to other qualified investors described later in the Prospectus. There is no minimum for subse-quent investments. See How to Invest on page 14.

How to Invest

Ordinary Shares may be purchased at their daily net asset value by completing the Account Application provided with this Prospectus and sending the Applica-tion, along with a check payable to QUANTITATIVE GROUP OF FUNDS, to the fol-lowing address:

                Quantitative Group of Funds
                Attention: Transfer Agent
                55 Old Bedford Road
                Lincoln, Massachusetts 01773

Investors also may make monthly automatic investments through their checking account. Call 800-331-1244 with any questions, or to request an IRA Account Application. See How to Invest on page 14.

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

Redemptions and Exchanges

Shares may be redeemed at any time at their daily net asset value less a one percent (1%) deferred sales charge for Ordinary Shares. The deferred sales charge is not deducted on redemption of Ordinary Shares of the Numeric II Fund purchased on or after August 1, 1996. Ordinary Shares of one Fund may generally be exchanged for Ordinary Shares of another Fund at any time without incurring a deferred sales charge. Special rules apply to exchanges into the Numeric II Fund. The exchange privilege only is available to investors in states in which shares of the Fund to be acquired may legally be sold. An individual Fund may not be offered in each state.

Redemptions or exchanges of shares may be requested in writing. Shares also may be redeemed or exchanged by telephone or by automatic withdrawal, if those op-tions are selected on the Account Application. See How to Make Exchanges on page 17 and How to Redeem on page 17.
SUMMARY OF FEES AND EXPENSES

Shareholder Transaction Expenses (All Funds)

                                                        ORDINARY    INSTITUTIONAL
                                                         SHARES        SHARES
Maximum Sales Load Imposed on Purchases                 None            None
Maximum Sales Load Imposed on Reinvested Dividends      None            None
Deferred Sales Charge (as a percentage of redemption
 proceeds) (Numeric II Fund)                            None(1)         None
Deferred Sales Charge (as a percentage of redemption
 proceeds) (all other Funds)                            1.00%           None
Exchange Fee                                            None            None

--------
(1) The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Numeric II Fund purchased on or after August 1, 1996.

Annual Operating Expenses (as a percentage of average net assets)

                          Numeric Numeric Growth and  International    Foreign
                           Fund   II Fund Income Fund  Equity Fund  Frontier Fund
Ordinary Shares
Management Fee             1.00%   1.00%      .75%        1.00%          .80%
 12b-1 Fees                 .50%    .25%      .50%         .50%          .50%
 Other Expenses (after
  reimbursement)*           .47%    .40%      .48%         .70%         1.15%
Total Operating Expenses   1.97%   1.65%     1.73%        2.20%         2.45%
Institutional Shares
Management Fee             1.00%   1.00%      .75%        1.00%          .80%
 12b-1 Fees                 None    None      None         None          None
 Other Expenses (after
  reimbursement)**          .47%    .40%      .49%         .69%         1.15%
Total Operating Expenses   1.47%   1.40%     1.24%        1.69%         1.95%

--------
 * Other expenses and total operating expenses are shown giving effect to cus-tody credits received by the Funds in accordance with SEC regulations. These credits are generated by interest earned on uninvested cash balances main-tained by the Funds, and are used to offset custodial expenses of the Fund. Expenses net of custody credits would be as follows:

Ordinary Shares
Other Expenses (after
 reimbursement)             .40%    .40%      .45%         .65%         1.15%
Total Operating Expenses   1.90%   1.65%     1.70%        2.15%         2.45%
Institutional Shares
Other Expenses (after
 reimbursement)             .40%    .40%      .46%         .64%         1.15%
Total Operating Expenses   1.40%   1.40%     1.21%        1.64%         1.95%

QUANTITATIVE GROUP of FUNDS                          [LOGO OF QUANTITATIVE GROUP
----------------------------------------------------------OF FUNDS APPEARS HERE]

Example:  You would pay the following expenses on a $1,000 investment assuming
          (1) 5% annual return and (2) redemption at the end of each time period. Expenses shown in this example are do not give effect to the custody credits:

                                Ordinary Shares              Institutional Shares
                        1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
Numeric Fund             $30     $73    $118     $244    $15     $46    $ 80     $176
Numeric II Fund          $17     $52    $ 90     $195    $14     $44    $ 77     $168
Growth and Income Fund   $28     $66    $106     $218    $13     $39    $ 68     $150
International Equity
 Fund                    $33     $80    $129     $267    $17     $53    $ 92     $200
Foreign Frontier Fund    $35     $87    $142     $291    $20     $61    $105     $227

      You would pay the following expenses on the same investment, assuming no redemption:

Numeric Fund             $20     $62    $106     $230    $15     $46    $ 80     $176
Numeric II Fund          $17     $52    $ 90     $195    $14     $44    $ 77     $168
Growth and Income Fund   $18     $54    $ 94     $204    $13     $39    $ 68     $150
International Equity
 Fund                    $22     $69    $118     $253    $17     $53    $ 92     $200
Foreign Frontier Fund    $25     $76    $131     $279    $20     $61    $105     $227

The purpose of the summary of expenses of the respective Funds is to assist an investor in understanding the various costs and expenses that an investor in a particular Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see Management of the Funds on page 11. None of the above examples should be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Expenses for the Funds are estimated based on actual expenses for the period ended March 31, 1997, including expense limitations where applicable, as well as any increase or decrease in expenses anticipated in the current fiscal year. The Manager voluntarily has agreed to temporarily limit the total operating expenses of the Numeric II and Foreign Frontier Funds to 1.65% and 2.45% respectively of their average net assets, without giving effect to custody credits if applicable. The agreement is subject to periodic review, and there is no guarantee that the Manager will continue to limit expenses of these Funds in the future. During the period ended March 31, 1997, the Manager agreed to limit the expenses of the Numeric II Fund to 1.70% of its average net assets, net of custody credits, and the Manager and the Distributor both waived additional fees. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses. If the agreement were not in effect, the total estimated expenses of the Funds would be as follows: Numeric II Fund Ordinary Shares--2.19%, Numeric II Fund Institutional Shares--2.01%, Foreign Frontier Fund Ordinary Shares--2.68%, and Foreign Frontier Fund Institutional Shares--2.01%. Long-term shareholders owning Ordinary Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. The management fee paid to the Manager for managing the Numeric Fund, the Numeric II Fund, and International Equity Fund is higher than that paid by most other investment companies.

FINANCIAL HIGHLIGHTS

The following per share financial information for the Numeric Fund (formerly Boston Numeric Series), Numeric II Fund, Growth and Income Fund (formerly Boston Growth and Income Series), International Equity Fund (formerly Boston Foreign Growth and Income Series), and Foreign Frontier Fund has been examined by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Statement of Additional Information. This condensed financial information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                        Income from
                                  Investment Operations                          Distributions
                                            Net Realized
                  Net Asset                      and                 Dividends  Distributions               Net Asset
                  Value at     Net           Unrealized   Total From  from Net      from                     Value,
                  Beginning Investment       Gain (Loss)  Investment Investment   Realized        Total      End of     Total
                  of Period   Income        on Securities Operations   Income   Capital Gains Distributions  Period   Return (c)
NUMERIC FUND
ORDINARY SHARES
Sept. 8, 1992**
to March 31,
1993               $10.00     (0.06)(a)         4.18         4.12        --           --            --       $14.12     73.73%(b)
Year Ended March
31,
1994               $14.12     (0.09)            2.57         2.48        --         (1.27)        (1.27)     $15.33     17.80%
1995(f)            $15.33     (0.20)            1.67         1.47        --         (0.99)        (0.99)     $15.81     10.24%
1996(f)            $15.81     (0.21)(a)         5.54         5.33        --         (2.23)        (2.23)     $18.91     34.25%
1997(f)            $18.91      0.16 (a)(h)      0.77         0.93        --         (4.80)        (4.80)     $15.04      1.72%
INSTITUTIONAL SHARES (D)
Jan. 6, 1993**
to March 31,
1993               $12.88     (0.02)(a)         1.29         1.27        --           --            --       $14.15     43.07%(b)
Year Ended March
31,
1994               $14.15     (0.05)            2.63         2.58        --         (1.27)        (1.27)     $15.46     18.50%
1995(f)            $15.46     (0.13)            1.71         1.58        --         (0.99)        (0.99)     $16.05     10.88%
1996(f)            $16.05     (0.12)(a)         5.63         5.51        --         (2.23)        (2.23)     $19.33     34.89%
1997(f)            $19.33      0.08 (a)(h)      0.94         1.02        --         (4.80)        (4.80)     $15.55      2.21%
NUMERIC II FUND
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $10.00      0.05 (a)         0.07         0.12        --           --            --       $10.12      1.20%
Year Ended March
31,
1996(f)            $10.12      0.06 (a)         3.27         3.33      (0.01)       (0.24)        (0.25)     $13.20     33.01%
1997(f)            $13.20      0.09 (a)         2.29         2.38      (0.14)       (2.00)        (2.14)     $13.44     17.47%
INSTITUTIONAL SHARES
April 17, 1995**
to March 31,
1996               $10.27      0.10 (a)         3.09         3.19      (0.02)       (0.24)        (0.26)     $13.20     31.12%
Year Ended March
31,
1997               $13.20      0.11 (a)         2.27         2.38      (0.03)       (2.00)        (2.03)     $13.55     17.51%
GROWTH AND INCOME FUND
ORDINARY SHARES
May 9, 1985** to
March 31,
1986               $10.00      0.12 (a)         2.70         2.82        --           --            --       $12.82     31.96%(b)
Year Ended March
31,
1987               $12.82      0.13             2.81         2.94      (0.12)         --          (0.12)     $15.64     23.12%
                         Ratios and Supplemental Data
                    Net    Ratio of    Ratio of Net
                  Assets, Operating     Investment
                  End of   Expenses    Income (Loss)                Average
                  Period  to Average    to Average    Portfolio    Commission
                  (000s)  Net Assets    Net Assets    Turnover      Rate (g)
NUMERIC FUND
ORDINARY SHARES
Sept. 8, 1992**
to March 31,
1993              $14,066    2.07%(b)      (1.41)%(b)  139.00%          --
Year Ended March
31,
1994              $40,852    1.83%         (1.30)%     389.00%          --
1995(f)           $53,920    1.84%         (1.31)%     320.00%          --
1996(f)           $71,618    1.97%*        (1.17)%     324.00%          --
1997(f)           $57,135    1.97%*         0.90 %(h)  393.00%      $0.0305
INSTITUTIONAL SHARES (D)
Jan. 6, 1993**
to March 31,
1993              $ 2,979    1.39%(b)      (0.79)%(b)   73.00%(b)       --
Year Ended March
31,
1994              $24,175    1.23%         (0.70)%     389.00%          --
1995(f)           $47,044    1.36%         (0.82)%     320.00%          --
1996(f)           $42,803    1.47%*        (0.87)%     324.00%          --
1997(f)           $ 9,207    1.47%*         0.41 %(h)  393.00%      $0.0305
NUMERIC II FUND
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)           $   420     --            1.50 %(b)    0.00%(b)       --
Year Ended March
31,
1996(f)           $ 6,025    2.34%*         0.46 %     181.00%          --
1997(f)           $ 8,733    1.19%*         0.62 %     162.00%      $0.0492
INSTITUTIONAL SHARES
April 17, 1995**
to March 31,
1996              $ 4,621    2.02%(b)*      0.87 %(b)  181.00%          --
Year Ended March
31,
1997              $   361    1.44%*         0.77 %     162.00%      $0.0492
GROWTH AND INCOME FUND
ORDINARY SHARES
May 9, 1985** to
March 31,
1986              $15,276    1.85%(b)       2.23 %(b)   38.00%          --
Year Ended March
31,
1987              $35,029    1.92%          1.25 %      99.00%          --

                                        Income from
                                  Investment Operations                       Distributions
                                         Net Realized
                  Net Asset                   and                 Dividends  Distributions               Net Asset
                  Value at     Net        Unrealized   Total From  from Net      from                     Value,
                  Beginning Investment    Gain (Loss)  Investment Investment   Realized        Total      End of
                  of Period   Income     on Securities Operations   Income   Capital Gains Distributions  Period
1988               $15.64      0.22          (1.55)      (1.33)     (0.35)       (2.66)        (3.01)     $11.30
1989               $11.30      0.18           1.66        1.84      (0.14)         --          (0.14)     $13.00
1990               $13.00      0.16           2.59        2.75      (0.16)       (1.32)        (1.48)     $14.27
1991               $14.27      0.24           2.20        2.44      (0.24)       (0.42)        (0.66)     $16.05
1992               $16.05      0.19           1.25        1.44      (0.21)       (1.23)        (1.44)     $16.05
1993               $16.05      0.17           1.98        2.15      (0.18)       (0.75)        (0.93)     $17.27
1994               $17.27      0.18           0.21        0.39      (0.16)       (3.64)        (3.80)     $13.86
1995(f)            $13.86      0.14           1.44        1.58      (0.16)       (1.56)        (1.72)     $13.72
1996(f)            $13.72      0.12 (a)       2.89        3.01      (0.13)       (2.03)        (2.16)     $14.57
1997(f)            $14.57      0.08 (a)       2.53        2.61      (0.10)       (1.86)        (1.96)     $15.22
INSTITUTIONAL SHARES (D)
March 25, 1991**
to March 31,
1991               $15.83      0.00           0.22        0.22        --           --            --       $16.05
Year Ended March
31,
1992               $16.05      0.28           1.23        1.51      (0.27)       (1.23)        (1.50)     $16.06
1993               $16.06      0.25           1.99        2.24      (0.27)       (0.75)        (1.02)     $17.28
1994               $17.28      0.28           0.19        0.47      (0.25)       (3.64)        (3.89)     $13.86
1995(f)            $13.86      0.21           1.44        1.65      (0.23)       (1.56)        (1.79)     $13.72
1996(f)            $13.72      0.20 (a)       2.89        3.09      (0.20)       (2.03)        (2.23)     $14.58
1997(f)            $14.58      0.15 (a)       2.55        2.70      (0.18)       (1.86)        (2.04)     $15.24
INTERNATIONAL EQUITY FUND
ORDINARY SHARES
July 31, 1987**
to March 31,
1988               $10.00     (0.02)(a)      (0.56)      (0.58)       --           --            --       $ 9.42
Year Ended March
31,
1989               $ 9.42      0.01 (a)       1.64        1.65      (0.01)       (0.11)        (0.12)     $10.95
1990               $10.95      0.04 (a)       1.02        1.06      (0.04)       (0.77)        (0.81)     $11.20
1991               $11.20      0.10 (a)      (2.00)      (1.90)     (0.04)       (0.88)        (0.92)     $ 8.38
1992               $ 8.38      0.04 (a)      (0.35)      (0.31)     (0.10)         --          (0.10)     $ 7.97
1993               $ 7.97      0.09 (a)       0.04        0.13      (0.07)         --          (0.07)     $ 8.03
1994               $ 8.03      0.00 (a)       2.28        2.28      (0.13)         --          (0.13)     $10.18
1995(f)            $10.18     (0.03)(a)       0.04        0.01      (0.13)         --          (0.13)     $10.06
1996(f)            $10.06      0.00 (a)       0.67        0.67      (0.03)         --          (0.03)     $10.70
1997(f)            $10.70      0.01 (a)       0.40        0.41      (0.08)         --          (0.08)     $11.03
INSTITUTIONAL SHARES (D)
April 25, 1990**
to March 31,
1991               $11.19      0.17 (a)      (1.96)      (1.79)       --           --            --       $ 9.40
April 1, 1991 to
March 19,
1992               $ 9.40      0.09 (a)      (1.40)      (1.31)     (0.15)         --          (0.15)     $ 7.94 (e)
August 25,
1994** to March
31,
1995(f)            $11.00      0.01 (a)      (0.73)      (0.72)     (0.18)         --          (0.18)     $10.10
                                       Ratios and Supplemental Data
                                  Net    Ratio of   Ratio of Net
                                Assets, Operating    Investment
                                End of   Expenses   Income (Loss)                Average
                    Total       Period  to Average   to Average    Portfolio    Commission
                  Return (c)    (000s)  Net Assets   Net Assets    Turnover      Rate (g)
1988                 (5.47)%    $25,862    1.83%         1.44 %     124.00%          --
1989                 16.43 %    $27,442    2.00%         1.51 %     102.00%          --
1990                 20.84 %    $34,592    1.85%         1.12 %      92.00%          --
1991                 17.82 %    $39,018    1.80%         1.64 %      96.00%          --
1992                  9.81 %    $43,884    1.84%         1.16 %      60.00%          --
1993                 13.77 %    $43,320    1.84%         0.98 %      78.00%          --
1994                  1.51 %    $36,510    1.72%         1.02 %     110.00%          --
1995(f)              12.71 %    $37,048    1.69%         1.01 %     121.00%          --
1996(f)              22.17 %    $41,353    1.73%*        0.81 %     152.00%          --
1997(f)              17.97 %    $43,266    1.73%*        0.50 %      98.00%      $0.0397
INSTITUTIONAL SHARES (D)
March 25, 1991**
to March 31,
1991                 85.04 %(b) $ 1,014    1.53%(b)     (0.81)%(b)   96.00%          --
Year Ended March
31,
1992                 10.03 %    $ 4,753    1.44%         1.39 %      60.00%          --
1993                 14.30 %    $ 6,451    1.33%         1.46 %      78.00%          --
1994                  1.99 %    $ 3,990    1.22%         1.52 %     110.00%          --
1995(f)              13.29 %    $ 1,975    1.23%         1.48 %     121.00%          --
1996(f)              22.75 %    $ 1,888    1.24%*        1.31 %     152.00%          --
1997(f)              18.62 %    $ 1,532    1.24%*        0.99 %      98.00%      $0.0397
INTERNATIONAL EQUITY FUND
ORDINARY SHARES
July 31, 1987**
to March 31,
1988                 (8.55)%(b) $ 8,313    3.00%(b)     (1.07)%(b)  151.00%          --
Year Ended March
31,
1989                 17.50 %    $20,876    2.00%         0.15 %     263.00%          --
1990                  9.30 %    $23,525    2.00%         0.36 %      84.00%          --
1991                (16.60)%    $21,527    2.14%         1.14 %     159.00%          --
1992                 (3.70)%    $19,676    2.12%         0.47 %      52.00%          --
1993                  1.70 %    $17,429    2.28%         1.08 %      16.00%          --
1994                 28.69 %    $26,222    2.01%        (0.08)%      40.00%          --
1995(f)               0.07 %    $27,657    1.91%        (0.24)%      46.48%          --
1996(f)               6.63 %    $27,402    2.15%*       (0.04)%      43.00%          --
1997(f)               3.82 %    $27,410    2.20%*        0.10 %     135.00%      $0.0140
INSTITUTIONAL SHARES (D)
April 25, 1990**
to March 31,
1991                (17.18)%(b) $ 4,178    1.50%(b)      1.56 %(b)  159.00%          --
April 1, 1991 to
March 19,
1992                (14.62)%(b) $     0    1.63%         1.05 %      52.00%          --
August 25,
1994** to March
31,
1995(f)              (6.57)%    $ 3,052    1.66%(b)      0.13 %(b)   46.48%(b)       --

                                        Income from
                                  Investment Operations                       Distributions
                                         Net Realized
                  Net Asset                   and                 Dividends  Distributions               Net Asset
                  Value at     Net        Unrealized   Total From  from Net      from                     Value,
                  Beginning Investment    Gain (Loss)  Investment Investment   Realized        Total      End of     Total
                  of Period   Income     on Securities Operations   Income   Capital Gains Distributions  Period   Return (c)
Year Ended March
31,
1996(f)            $10.10      0.04 (a)       0.66        0.70      (0.07)         --          (0.07)     $10.73       6.95%
1997(f)            $10.73      0.06 (a)       0.41        0.47      (0.10)         --          (0.10)     $11.10       4.38%
FOREIGN FRONTIER FUND
ORDINARY SHARES
August 8, 1994**
to March 31,
1995(f)            $10.00     (0.05)(a)      (2.71)      (2.76)       --           --            --       $ 7.24     (27.60)%
Year Ended March
31,
1996(f)            $ 7.24     (0.07)(a)       1.21        1.14        --           --            --       $ 8.38      15.75%
1997(f)            $ 8.38     (0.04)(a)       0.90        0.86        --           --            --       $ 9.24      10.26%
INSTITUTIONAL SHARES
April 2, 1996**
to March 31,
1997(f)            $ 8.49      0.01 (a)       0.80        0.81      (0.03)       (0.03)          --       $ 9.27       9.54%
                         Ratios and Supplemental Data
                    Net    Ratio of    Ratio of Net
                  Assets, Operating     Investment
                  End of   Expenses    Income (Loss)                Average
                  Period  to Average    to Average    Portfolio    Commission
                  (000s)  Net Assets    Net Assets    Turnover      Rate (g)
Year Ended March
31,
1996(f)           $ 1,241    1.65%*         0.38%       43.00%          --
1997(f)           $ 1,760    1.69%*         0.51%      135.00%      $0.0140
FOREIGN FRONTIER FUND
ORDINARY SHARES
August 8, 1994**
to March 31,
1995(f)           $ 4,259    2.54%(b)      (1.03)%(b)   10.72%(b)       --
Year Ended March
31,
1996(f)           $ 7,736    2.74%*        (0.84)%       9.00%          --
1997(f)           $10,052    2.68%*        (0.47)%       8.00%      $0.0024
INSTITUTIONAL SHARES
April 2, 1996**
to March 31,
1997(f)           $ 1,212    2.01%(b)*      0.13 %(b)    8.00%(b)   $0.0024

 * EXPENSE RATIOS FOR THE PERIODS ENDED MARCH 31, 1997 AND MARCH 31, 1996 ARE SHOWN GROSS OF CUSTODY CREDITS IN ACCORDANCE WITH SEC REGULATIONS. SEE NOTE 3 TO THE FINANCIAL STATEMENTS OF THE FUNDS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. THESE CREDITS ARE GENERATED BY INTEREST EARNED ON UNINVESTED CASH BALANCES MAINTAINED BY THE FUNDS, AND ARE USED TO OFFSET CUSTODIAL EXPENSES OF THE FUND. THE FUNDS' EXPENSE RATIOS NET OF SUCH CRED-ITS, AS REPORTED IN PRIOR PERIODS, WOULD HAVE BEEN AS FOLLOWS: NUMERIC OR-DINARY AND INSTITUTIONAL SHARES, 1.90%, 1.88% AND 1.40%, 1.38%, RESPECTIVE-LY; NUMERIC II ORDINARY AND INSTITUTIONAL SHARES, 1.11%, 1.92% AND 1.27, 1.66% (ANNUALIZED), RESPECTIVELY; GROWTH AND INCOME ORDINARY AND INSTITU-TIONAL SHARES, 1.70%, 1.64% AND 1.21%, 1.15%, RESPECTIVELY; INTERNATIONAL EQUITY ORDINARY AND INSTITUTIONAL SHARES, 2.15%, 2.09% AND 1.64%, 1.59%, RESPECTIVELY; AND FOREIGN FRONTIER ORDINARY AND INSTITUTIONAL SHARES 2.56%, 2.59% AND 1.89% (ANNUALIZED), --% RESPECTIVELY.
**  COMMENCEMENT OF OPERATIONS.
(a) Reflects expense waivers/reimbursements in effect during the period. See
    Note 3 to the Financial Statements of the Funds. As a result of such waivers/reimbursements, expenses of the Numeric Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1993 reflect a reduction of $0.02, $0.02 and $0.03 per share; expenses of the Numeric Fund Institu-tional Shares for the periods ended March 31, 1997, 1996 and 1993 reflect a reduction of $0.02, $0.02 and $0.03 per share; expenses for the Numeric II Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and
    1995 reflect a reduction of $0.15, $0.23 and $0.76 per share; expenses for the Numeric II Fund Institutional Shares for the period ended March 31, 1997 and 1996 reflect a reduction of $0.10 and $0.11 per share; expenses of the Growth and Income Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1986 reflect a reduction of $0.01, $0.01 and $0.06 per share; expenses of the Growth and Income Fund Institutional Shares for the period ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the International Equity Fund Ordinary Shares for the periods ended March 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991,
    1990, 1989 and 1988 reflect a reduction of $0.01, $0.01, $0.01, $0.01,
    $0.05, $0.04, $0.02, $0.04, $0.05, and $0.05 per share respectively; ex-
    penses of the International Equity Fund Institutional Shares for the peri-ods ended March 31, 1997, 1996, 1995, 1992 and 1991 reflect a reduction of $0.02, $0.01, $0.01, $0.04 and $0.03 per share respectively; expenses of the Foreign Frontier Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1995 reflect a reduction of $0.01, $0.01 and $0.02 per share; and expenses of the Foreign Frontier Fund Institutional Shares for the period ended March 31, 1997 reflect a reduction of $0.02 per share.
(b) Annualized.
(c) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares, where applicable. Effective August 1, 1996, Numeric
    II Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if fees had not been reduced by credits allowed by the custodi-an.
(d) Investment Income and Expenses for the periods ending March 31, 1986 through March 1, 1994 were calculated for the Ordinary Shares and then ad-justed for the differences in distribution and transfer agency expenses borne by the two classes of shares.
(e) Amount represents the last net asset value per share before the March 19, 1992 redemption which resulted in this Fund having no Institutional share-holders and no Institutional Shares of beneficial interest outstanding from that date until August 25, 1994. See Note 1 to the Financial State-ments of the Funds.
(f) Per share numbers have been calculated using the average shares method.
(g) In accordance with SEC reporting requirements the average commission rate has been calculated for fiscal years beginning on or after September 1, 1995.
(h) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the ad-visor during the current fiscal year.

QUANTITATIVE GROUP of FUNDS                          [LOGO OF QUANTITATIVE GROUP
----------------------------------------------------------OF FUNDS APPEARS HERE]

INVESTMENT OBJECTIVES AND POLICIES

Quantitative Investment Style

Each of the Quantitative Group of Funds employs a "quantitative" investment approach to selecting investments. Investment managers using this approach to investing rely on computer technology and financial databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, a portfolio of securities consistent with an indi-vidual Fund's investment objectives is constructed.

General

It is generally the practice of each Fund to remain fully invested during most market conditions. However, for temporary defensive purposes, when market con-ditions are such that a more conservative approach to investment is desirable, and for liquidity purposes, a Fund may invest in the short-term debt obliga-tions described under Portfolio Securities on page 20. With the exception of the Growth and Income Fund, current income is only a secondary consideration for the Funds in selecting investments.

Because the investment alternatives available to each Fund may be limited by the specific objectives of that Fund, investors should be aware that an in-vestment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the invest-ment activities of each Fund, an investment in any single Fund should not be considered a complete investment program. There is no assurance that any Fund will achieve its investment objectives.

U.S. Equity Funds

Quantitative Numeric Fund

The investment objective of the Quantitative Numeric Fund ("Numeric Fund") is to seek maximum long-term capital appreciation by investing primarily in com-mon stocks, although it also may invest in convertible preferred stocks, war-rants and convertible debentures and bonds. The Numeric Fund generally invests in common stock of companies with smaller (one billion dollars or less) market capitalizations. The Fund also may purchase investment-grade fixed-income se-curities such as bonds, debentures and notes when it is believed that they have potential for long-term capital appreciation.

Quantitative Numeric II Fund

The investment objective of the Quantitative Numeric II Fund ("Numeric II Fund") is to provide for long-term growth of capital. The Fund seeks to attain its objective primarily by investing in common stock of companies with medium (one billion to five billion dollars) market capitalizations, although the Fund may invest in the common stock of companies with smaller and larger mar-ket capitalizations as well. The Fund also may purchase investment-grade fixed-income securities, such as bonds, debentures and notes, when it is be-lieved they have potential for long-term capital appreciation. In anticipation of a decline in the price of a security, it may be sold short and the same se-curity would be borrowed from a broker or other institution to complete the sale. The Fund's short sales must be fully collateralized, and the Fund will not sell short securities whose underlying value exceeds 25% of the Fund's net assets. See Other Investment Practices--Short Sales on page 22.

Under normal circumstances at least 65% of the Numeric II Fund's total assets will be invested in common stocks of domestic companies, as well as convert-ible debt, preferred stock, rights, warrants, options and other securities ex-changeable for shares of common stock. The Fund also may invest in equity se-curities of foreign and multinational companies.

Quantitative Growth and Income Fund

The investment objective of the Quantitative Growth and Income Fund ("Growth and Income Fund", formerly the Boston Growth and Income Series) is to seek long-term growth of capital and income by investing primarily in common stocks of large companies having substantial equity capital that are currently paying dividends. The Growth and Income

[LOGO OF QUANTITATIVE GROUP                          QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

Fund also may invest in securities, including American Depository Receipts, of certain larger, well capitalized foreign companies whose stock is traded in the United States and is part of the Standard & Poor's 500 Index, and in convert-ible debentures and bonds, convertible preferred stocks, and in investment-grade fixed-income securities, such as bonds, debentures and notes. Fixed-in-come securities, unless rated A or higher by Standard & Poor's Corporation or by Moody's Investors Service, Inc., may have some speculative characteristics. Since changes in prevailing interest rates affect the market value of debt in-struments inversely, generally the longer the maturity of the debt instrument the greater the risk of an adverse movement in interest rates and a decline in the market value of the debt instrument.

International Funds

Quantitative International Equity Fund

The investment objective of the Quantitative International Equity Fund ("Inter-national Equity Fund") is to seek long-term capital growth and income by in-vesting in a diversified portfolio consisting primarily of foreign securities. The Fund's policy is to concentrate its investments in securities issued by companies having their principal business activities outside of the United States, and foreign government securities. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of the value of its total assets in foreign securities. Investments by the Fund in foreign securi-ties may involve special considerations and additional investment risks. See Risk Considerations--Foreign Securities page 10.

The Fund intends to seek investment opportunities in securities principally traded on recognized stock exchanges in Australia, Canada, New Zealand, Western Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom) and the Far East (Hong Kong, Japan, Malaysia and Singapore) and on such other recognized foreign stock exchanges as may be determined from time to time.

Under normal circumstances, at least 65% of the Fund's total assets will be in-vested in securities of companies having their principal business activities in nine or more foreign countries. This diversification should enable the Fund to take advantage of differences between economic trends and the performance of the securities markets in various countries. The diversification also may re-duce the effect of events in any one country on the Fund's performance.

Quantitative Foreign Frontier Fund

The investment objective of the Quantitative Foreign Frontier Fund ("Foreign Frontier Fund") is to provide for long-term growth of capital by investing in equity securities of issuers located in emerging markets. Under normal circum-stances, at least 65% of the Foreign Frontier Fund's total assets will be in-vested in common stocks, as well as convertible debt, preferred stock, rights, warrants, options and other securities exchangeable for shares of common stock.

The Fund is designed to provide investors with a broad exposure to the growth of equity markets in less developed nations. The Fund generally will be in-vested in eight or more emerging markets. An emerging market is broadly defined as one with low-to middle per capita income. The classification system used by the World Bank and International Finance Corporation in determining the emerg-ing markets of the world will be used to define the eligible universe of poten-tial markets for investment. The Fund currently expects to invest in issuers located in some or all of the following emerging market countries: Argentina, Brazil, Czech Republic, Chile, China, Colombia, Greece, Hungary, India, Indone-sia, Israel, Jordan, South Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. The list of countries in which the Fund can invest may change from time to time.

The performance of individual emerging markets generally is characterized by greater volatility than more developed markets. By diversifying the Fund's in-vestments, the Fund attempts to reduce the affect of volatility in any one mar-ket on the Fund's overall performance. Nevertheless, an investment in the For-eign Frontier Fund should be considered speculative and is subject to special risks that should be reviewed carefully by potential investors. See Risk Con-siderations--Foreign Securities on page 10.

QUANTITATIVE GROUP of FUNDS                          [LOGO OF QUANTITATIVE GROUP
----------------------------------------------------------OF FUNDS APPEARS HERE]

RISK CONSIDERATIONS

Investors should be aware that the Numeric Fund may invest in smaller compa-nies, and that the International Equity and Foreign Frontier Funds may invest in foreign securities. Both classes of investments involve special risks that are described below. Consequently, only those investors who are in the finan-cial position to assume such risks in seeking the possibility of long-term growth of capital should consider an investment in these Funds.

Smaller Companies

The Numeric Fund may have substantial portions of its investments in smaller companies. Small companies may have more narrow product lines and often lack the managerial, financial and other resources of medium- or larger-sized com-panies with whom they compete. In addition, the securities of these companies may not be as readily marketable and may experience more price volatility. The securities of some smaller companies also may be purchased by the Fund because they have a potential for growth and earnings over the next several years greater than that of most other companies. Since securities of these companies tend to trade in the marketplace at above-average price to earnings ratios, the price of these securities often can experience a more sudden and dramatic downward reaction to negative news than is the case with securities carrying a lower market multiple. This is particularly true of companies with a narrow product line or whose securities are relatively thinly traded.

Foreign Securities

The International Equity Fund and Foreign Frontier Fund will have a substan-tial portion of their assets invested in foreign securities. Investments in foreign securities may involve special considerations and risks not present in investments in domestic securities. Foreign stock markets, while growing in volume, generally have substantially less volume than the New York Stock Ex-change, and securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions are generally higher than in the United States, and custodial ex-penses for a portfolio of foreign securities are generally higher than for a portfolio of U.S. securities.

Dividends, interest and other amounts received by a Fund on account of its in-vestments in foreign securities may be subject to foreign withholding taxes and collection fees. In addition, with respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, po-litical or financial instability and diplomatic developments that could affect the value of investments in those countries. There also may be less publicly available information about a foreign company than about a U.S. company, and foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

Foreign securities markets may have different clearance and settlement proce-dures than the U.S. securities markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of secu-rities transactions, making it difficult to conduct securities trades. The in-ability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Funds due to subsequent declines in the value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in liability to the purchaser.

Emerging Markets

The Foreign Frontier Fund invests primarily in issuers located in emerging markets. The risks described above generally are greater for investments in emerging markets. In addition, economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as rates of growth of gross domestic product, rates of inflation, currency depre-ciation, capital reinvestment, resource self-sufficiency and balance of pay-ments positions. Many countries with emerging markets have experienced sub-stantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging markets

[LOGO OF QUANTITATIVE GROUP                          QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

countries. These factors may strongly influence the price of securities held by the Fund in a particular country.

Foreign Currency Risks

Because investments in foreign companies generally involve currencies of for-eign countries, changes in currency exchange rates and in exchange control reg-ulations may affect the value of foreign securities held by the Funds, and the Funds may incur costs in connection with conversions between various curren-cies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securi-ties denominated in the same currency. Such changes will also affect the Fund's income and distributions to shareholders. The International Equity Fund and Foreign Frontier Fund may attempt to minimize the effect of currency fluctua-tion by entering into hedging transactions. The success of these strategies will depend on the Advisor's ability to predict movements in exchange rates. See Other Investment Practices--Foreign Currency Transactions on page 22.

MANAGEMENT OF THE FUNDS

Under Massachusetts law, the management of the Funds' business and affairs is the ultimate responsibility of the Board of Trustees ("Trustees") of the Funds.

The Manager and the Advisors

The Funds are managed by Quantitative Advisors, Inc., 55 Old Bedford Road, Lin-coln, MA 01773 (the "Manager"), which provides overall management and adminis-tration of the Funds. Under the terms of the management agreement, the Manager may, subject to the approval of the Trustees, manage the Funds itself or, sub-ject to the approval by the Trustees and the shareholders, select subadvisors (the "Advisors") to manage certain of the Funds. In the latter case, the Man-ager monitors the Advisors' investment program and results, reviews brokerage matters, oversees compliance by the Funds with various federal and state stat-utes and carries out the directives of the Trustees. In each case, the Manager also provides the Funds with office space, office equipment, and personnel nec-essary to operate and administer the Funds' business, and supervises the provi-sion of services by third parties such as the Funds' custodian.

Pursuant to an Advisory Contract with the Manager, the Advisor to a Fund fur-nishes continuously an investment program for the Fund, makes investment deci-sions on behalf of the Fund, places all orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by such Advisor and may perform certain limited related administrative func-tions in connection therewith.

Under the terms of the Management Agreement and the Advisory Contracts, portfo-lio transactions may be executed with broker-dealers who furnish an Advisor or the Manager, without cost to it, certain services of value to the Advisor or Manager in advising the Fund and other clients. In so doing, the Fund may pay greater brokerage commissions than it might otherwise pay. Sales of shares of a Fund may also be considered as a factor in the selection of brokers for a Fund's portfolio transactions.

Each Fund emphasizes the use of computer models in the stock selection process. These computer models generally are developed as a result of research conducted by a team of individuals. The same investment strategy used to manage a partic-ular Fund also may be used to manage separate institutional accounts maintained at the Manager or Advisor.

The Manager is an affiliate of U.S. Boston Capital Corporation, the Funds' Dis-tributor, which is a wholly owned subsidiary of U.S. Boston Corporation. Willard L. Umphrey, CFA and Leon Okurowski, Trustees of the Funds, and Edward
L. Pittman, President of the Funds, together own 100% of the Manager's out-standing voting securities. Messrs. Umphrey and Okurowski also are affiliates of U.S. Boston Capital Corporation.

Day-to-day responsibility for managing the funds presently is provided by the Advisors described below.

Quantitative Numeric Fund
Quantitative Numeric II Fund

Columbia Partners, L.L.C., Investment Management, 1701 Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia Partners") serves as Advisor to the Numeric Fund and the Numeric II Fund. Columbia Partners was organized in 1995 as a Del-aware limited liability company and is located in Washington, D.C. The firm presently has over one billion dollars in assets under

QUANTITATIVE GROUP of FUNDS                          [LOGO OF QUANTITATIVE GROUP
----------------------------------------------------------OF FUNDS APPEARS HERE]

management for individual, pension plan and endowment accounts. Robert A. von Pentz, CFA has managed the Quantitative Numeric and Quantitative Numeric II Funds since July 1996. Mr. von Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief financial officer of Riggs Investment Management Corporation, where he worked from 1989 to 1995. Mr. von Pentz received a BA in Economics and an MBA in Finance from the Uni-versity of New Mexico.

Quantitative Growth and Income Fund

State Street Global Advisors, 2 International Place, Boston, MA 02110, a unit of State Street Bank and Trust Company ("State Street"), serves as Advisor to the Growth and Income Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly owned bank holding company. State Street manages over $150 billion in assets for employee benefit plans, endowment funds and individuals. The Growth and Income Fund has been managed continu-ously by the Matrix Equity Group at State Street since the Fund's inception. The team at State Street presently responsible for the daily management of the Fund includes Steven M. Esielonis, Douglas T. Holmes, CFA, and Charles Babin, CFA. Mr. Esielonis has served as a Vice President at State Street since 1992. Prior to that time, he was a Portfolio Manager at Eastern Portfolio Advisors. Mr. Holmes, Senior Vice President at State Street, has worked at State Street since 1984. Mr. Babin joined State Street as a Managing Director in 1996. Prior to that time, he was a Senior Vice President at Natwest Investment Man-agement from 1995 to 1996 and the President and Managing Director of BRS Capi-tal Management from 1987-1995. Mr. Esielonis received a BA in Economics from St. Anselms College. Mr. Holmes received a BS in Mathematics from Northeastern University. Mr. Babin received a BA in Accounting and an MBA from Boston Col-lege.

Quantitative International Equity Fund
Quantitative Foreign Frontier Fund

Independence International Associates, Inc., 75 State Street, Boston, MA 02109, formerly Boston International Advisors, Inc. ("Independence Interna-tional") serves as Advisor to the International Equity Fund and the Foreign Frontier Fund. Independence International was organized in 1986 as a Massachu-setts corporation and is located in Boston, Massachusetts. The firm presently has over two billion dollars under management in international portfolios of pension and endowment funds, among others. Both the International Equity Fund and Foreign Frontier Fund are managed by Lyle H. Davis, CFA and David A. Umstead, Ph.D., CFA. Mr. Davis received his MBA from the University of Vir-ginia and his BA from Cornell University. Dr. Umstead received a doctorate in finance from the University of North Carolina, his MBA from Boston University, and an undergraduate degree from the University of Vermont. Mr. Davis and Dr. Umstead are the principal executive officers of Independence International. Both individuals were among the founders of Independence International and have been involved since the inception of each Fund in the development and ap-plication of the Funds' investment strategies. Independence International is wholly owned by Independence Investment Associates, Inc., a Delaware corpora-tion.

Management and Advisory Fees

As compensation for services rendered, the Fund pays the Manager a monthly fee at the annual rate of: 1% of the average daily net asset value of the Numeric Fund, Numeric II Fund and the International Equity Fund (this fee is higher than that paid by most other investment companies); 0.80% of the average daily net asset value of the Foreign Frontier Fund; and 0.75% of the average daily net asset value of the Growth and Income Fund. From this fee, the Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisors of the individual Funds, if applicable (see Advisory Contracts on page 13).

Pursuant to an expense limitation in the Management Contract, the Manager has agreed to reduce its compensation paid with respect to the Numeric Fund, Growth and Income Fund, and International Equity Fund to the extent that a Fund's total expenses exceed 2% of average net asset value for any fiscal year. The Funds' Distribution Agreement calls for U.S. Boston Capital Corpora-tion, the Funds' Distributor, to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also agreed to assume expenses of those Funds if necessary in order to reduce its total expenses to no more than 2% of average net asset value for any fiscal year. Fund expenses subject to

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, if any. Extraordinary expenses include, but are not limited to, the higher incremental costs of custody associated with foreign securities.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimburse-ment from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Fund's fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of the Numeric II and For-eign Frontier Funds in order to reduce the total expenses of the Funds to no more than 1.65% and 2.45% respectively of their average net asset value. Ex-penses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses, and expenses are calculated gross of custody credits, if applicable. Extraordinary expenses include, but are not limited to, litigation and indemnification expenses. The agreement is subject to periodic review and there is no guarantee that the Manager will continue to limit these expenses in the future.

For services rendered by the Manager during the fiscal year ended March 31, 1997, the Funds paid to the Manager fees in an amount equivalent to 1% of the average net assets of the Numeric Fund, the Numeric II Fund, and the Interna-tional Equity Fund, 0.80% of the average net assets of the Foreign Frontier Fund, and 0.75% of the average net assets of the Growth and Income Fund. These fees were waived by the Manager to the extent required to comply with (i) its undertaking to assume expenses of any of the Numeric Fund, Growth and Income Fund and International Equity Fund (including the Manager's compensation) in excess of 2% of those Funds' average net assets and (ii) its voluntary under-taking to assume expenses of the Numeric II Fund (including the Manager's com-pensation) in excess of 1.70% of the Fund's average net assets.

In addition to the management fee, the Funds pay all expenses not assumed by the Manager, including, without limitation, Trustees' fees and fees for audit-ing, legal, custodian and shareholder services. All general expenses of the Funds are allocated among and charged to the assets of the respective Funds and between the classes of each Fund on a basis that the Trustees deem fair and eq-uitable, which may be based on the relative net assets of each Fund and class of shares, or the nature of the services performed and relative applicability to each Fund and class of shares.

Advisory Contracts

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Numeric Fund--0.50% of average daily total net as-sets; Numeric II Fund--0.40% of average daily total net assets; Growth and In-come Fund--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; International Equity Fund--0.50% of average daily total net assets; and Foreign Frontier Fund--0.40% of average daily total net assets.

For services rendered during the fiscal year ended March 31, 1997, the Manager paid to the Advisors of the following Funds, fees in amounts equivalent to the following percentages of average daily net asset value: Numeric Fund--0.520%; Numeric II Fund--0.503%, Growth and Income Fund--0.334%; International Equity Fund--0.50%, and Foreign Frontier Fund--0.40%.

Distributor and Distribution Plan

U.S. Boston Capital Corporation, 55 Old Bedford Road, Lincoln, MA 01773 ("Dis-tributor"), a Massachusetts corporation organized April 23, 1970, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor acts as the principal distributor of the Funds' shares pursuant to a written agreement dated April 17, 1985 ("Distribution Agreement"). Under the Distribution Agree-ment, the Distributor is not obligated to sell any specific amount of shares of the Funds and will purchase shares for resale only against orders for shares. The Distribution Agreement calls for the Distributor to use its best efforts to secure purchasers for shares of the Funds.

QUANTITATIVE GROUP of FUNDS                         [LOGO OF QUANTITATIVE GROUP
---------------------------------------------------------OF FUNDS APPEARS HERE]

Under the terms of a Distribution Plan ("12b-1 Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Investment Company Act"), the Funds pay the Distributor a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shares of the Numeric Fund, Growth and In-come Fund, International Equity Fund, and Foreign Frontier Fund and (ii) 0.25% of the average net asset value of Ordinary Shares of the Numeric II Fund held in shareholder accounts opened during the period the 12b-1 Plan is in effect, as determined at the close of each business day during the month. The 12b-1 Plan is a "compensation" plan, which means that although the Trustees of the Funds are expected to take into account the expenses of the Distributor in their periodic review of the 12b-1 Plan, the fee is payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distrib-utor's expenses. If the expenses of distribution exceed payments under the 12b-1 Plan and deferred sales charges received by the Distributor, the Funds are not required to reimburse the Distributor for excess expenses; if payments under the 12b-1 Plan and deferred sales charges received by the Distributor exceed expenses of distribution, the Distributor may realize a profit.

For the fiscal year ended March 31, 1997, the aggregate fees (net of fees waived), paid to the Distributor totaled $742,137, or 0.50% of the average net assets of the Ordinary Shares of the Numeric Growth and Income, International Equity, and Foreign Frontier Funds.

Pursuant to an expense limitation in the Distribution Agreement, the Distribu-tor has agreed to reduce its compensation with respect to the Numeric Fund, Growth and Income Fund and International Equity Fund, to the extent that the total expenses of any of these Funds individually exceed 2% of average net as-set value for any fiscal year (after reduction of the Manager's compensation in accordance with the Management Contract). See Management of the Funds--Man-agement and Advisory Fees on page 12. The Distributor would not be required to reduce its compensation to the extent it is committed to make payments to non-affiliated entities for services in connection with the distribution of a Fund's shares. The Distributor, and in some cases the Manager, may make ongo-ing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder ac-counts.

Custodian

State Street Bank and Trust Company ("Custodian") is the custodian of each of the Funds' securities and cash. The Funds have authorized the Custodian to de-posit certain portfolio securities in a central depository system as allowed by Federal law.

Transfer Agent

Quantitative Institutional Services ("Transfer Agent"), a division of the Man-ager, is the transfer agent and dividend disbursing agent for each of the Funds. All mutual fund transfer, dividend disbursing and shareholder services activities are performed at the offices of Quantitative Institutional Servic-es, 55 Old Bedford Road, Lincoln, Massachusetts 01773. Account balances and other shareholder inquiries can be directed to the Transfer Agent at 800-331-1244. Subject to the approval of the Trustees of the Fund, the Transfer Agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors.

HOW TO INVEST

Classes of Shares

The Funds offer two classes of shares: Ordinary Shares and Institutional Shares. The main distinction between the two classes of shares lies in a one percent (1%) deferred sales charge paid upon redemption and an ongoing .50% annual asset-based sales charge borne by Ordinary Shareholders, which are not applicable to Institutional Shareholders. The deferred sales charge is not paid on redemption of Ordinary Shares of the Numeric II Fund purchased on or after August 1, 1996, and Ordinary Shares of this Fund bear only an annual service fee of .25% of average net assets. See How to Redeem--Payment of Re-demption Amount on page 18. Both classes of shares represent interests in the same portfolios of securities and each has the same rights, except that Ordi-nary Shares have exclusive voting rights with respect to the Funds' 12b-1 Plan.

Ordinary Shares

Ordinary Shares of each Fund generally are available to investors purchasing a minimum of $5,000. However, the minimum is only $1,000 for investors who

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[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

elect to participate in the Funds' Automatic Investment Plan and invest $100 or more per month pursuant to the Plan and investors establishing accounts for mi-nors pursuant to state laws governing Uniform Gifts/Transfers to Minors. There is also a $1,000 minimum for purchases of shares held in an Individual Retire-ment Account ("IRA") or similar plan established under the Employee Retirement Income Security Act of 1974, or for any pension, profit sharing or other em-ployee benefit plan or participant therein, whether or not the plan is quali-fied under Section 401 of the Internal Revenue Code, including any plan estab-lished under the Self-Employed Individuals Tax Retirement Act of 1962 (HR-10). The Funds or the Distributor, at their discretion, may waive these minimums. There is no minimum for additional investments, although the Funds or the Dis-tributor, at their discretion, reserve the right to impose such a minimum at any time. Investors may exceed the minimum initial investment for Institutional Shares by cumulative purchases and appreciation of shares over a period of time.

Institutional Shares

Institutional Shares (formerly "Class A Shares") of a Fund generally are avail-able in minimum investments of $1,000,000 or more. Institutional Shares, sub-ject to the $1,000,000 minimum, may only be purchased by the following classes of investors:

  (i) benefit plans with at least $10,000,000 in plan assets and 200 partici-pants, that either have a separate trustee vested with investment discre-tion and certain limitations on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences or which allow their participants to select among one or more investment options, including the Fund; (ii) banks and insurance companies purchasing shares for their own account; (iii) a bank, trust company, credit union, savings institution or other depository institution, its trust departments or com-mon trust funds purchasing for non-discretionary customers or accounts;
  (iv) certain fee paid registered investment advisors not affiliated with the Manager or Distributor purchasing on behalf of their clients; and (v) investors who hold Institutional Shares purchasing for existing Institu-tional Share accounts.

The following classes of investors may also purchase Institutional Shares and are not subject to the minimum initial investment requirement:

  (i) any state, county, city, or any instrumentality, department, authority, or agency of these entities or any trust, pension, profit-sharing or other benefit plan for the benefit of the employees of these entities which is prohibited by applicable investment laws from paying a sales charge or com-mission when it purchases shares of any registered investment management company; (ii) officers, partners, Trustees or directors and employees of the Funds, the Funds' affiliated corporations, or of the Funds' Advisors and their affiliated corporations (a "Fund Employee"), the spouse or child of a Fund Employee, a Fund Employee acting as custodian for a minor child, any trust, pension, profit-sharing or other benefit plan for the benefit of a Fund Employee or spouse and maintained by one of the above entities, the employee of a broker-dealer with whom the Distributor has a sales agreement or the spouse or child of such employee; and (iii) clients of certain secu-rities dealers not affiliated with the Distributor offering programs in which the client pays a separate fee to an advisor providing financial man-agement or consulting services, including WRAP fee programs. The securities dealers offering WRAP fees or similar programs may charge a separate fee for purchases and redemptions of Institutional Shares. Neither the Fund, the Manager, nor the Distributor receives any part of the fees charged cli-ents of such securities dealers or financial advisors. To qualify for the purchase of Institutional Shares, Fund Employees and other persons listed in section (ii) must provide the Transfer Agent with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the Funds.

Institutional Shares are not subject to any sales charges, including fees pur-suant to the Funds' 12b-1 Plan. Investments in Institutional Shares require a special Account Application. Please call 800-331-1244 for an Application.

QUANTITATIVE GROUP of FUNDS                         [LOGO OF QUANTITATIVE GROUP
---------------------------------------------------------OF FUNDS APPEARS HERE]

Making an Initial Investment

Shares of each class of a Fund may be purchased at the per share net asset value of shares of such class next determined after the purchase order is ac-cepted by the Fund. Orders received prior to the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., New York time), will receive that evening's closing price. The Funds will accept orders for purchases of shares on any day on which the NYSE is open. See Calculation of Net Asset Value on page 19. The offering of shares of the Funds, or of any particular Fund, may be suspended from time to time, and the Funds reserve the right to reject any specific order.

All initial investments must be accompanied by a completed Account Applica-tion. Investors who wish to have telephone exchange or telephone redemption privileges for their accounts must elect these options on the Account Applica-tion. Investors completing an Account Application should carefully review the Application and particularly consider the discussion in this Prospectus re-garding the Funds' policies on exchanges of Fund shares and processing of re-demption requests. Some accounts, including IRA accounts, require a special Account Application. See Investment Through Tax Deferred Retirement Plans on page 17. For further information, including assistance in completing an Ac-count Application, call the Funds' toll-free number 800-331-1244.

Investments by Check

Shares of the Funds may be purchased by sending a check payable to QUANTITA-TIVE GROUP OF FUNDS specifying the name(s) of the Fund(s) and amount(s) of in-vestment(s), together with the appropriate Account Application (in the case of an initial investment) to:

                 Quantitative Group of Funds
                 Attention: Transfer Agent
                 55 Old Bedford Road
                 Lincoln, Massachusetts 01773

The account of a shareholder making an investment with a check that is not honored for its full amount may be subject to extra charges to cover collec-tion costs.

Automatic Investment Plan

An investor may participate in the Automatic Investment Plan for the Funds by completing the appropriate section of the Account Application and enclosing a minimum investment of $1,000 per Fund. A shareholder may authorize an auto-matic withdrawal of at least $100 per Fund to be made from a credit balance in his or her checking, NOW or similar account each month to purchase shares of the Fund. The Automatic Investment Plan may be terminated at any time by the shareholder, the Funds, or the Transfer Agent.

Investments by Wire

Investors desiring to make payment for a Fund's shares by wire should contact the Transfer Agent at 800-331-1244 or their dealer or broker for wire instruc-tions. For new accounts, a completed Account Application must precede or ac-company payment. To ensure that a wire is credited to the proper account, in-vestors should specify their names, the name(s) of the Fund(s) and class of shares in which they are investing, and their account numbers. A bank may charge a fee for wiring funds.

Investments through Brokers

Ordinary Shares may be purchased through any securities dealer with whom the Distributor has a sales agreement. Orders received by the Distributor from dealers or brokers will receive that evening's closing price if the orders are received by the dealer or broker from its customer prior to 4:00 p.m., or such other time as agreed upon by the Distributor, and are transmitted to and re-ceived by the Distributor prior to its close of business that day.

Sales agreements may provide, among other things, that during the term there-of, the Distributor will pay a sales fee of 1.00% of the offering price to the dealer transmitting an order for Ordinary Shares, provided that the Ordinary Shares sold are subject to the 1% deferred sales charge, and a service fee at an annual rate of 0.25% of the average daily net asset value of Ordinary Shares owned by shareholders with whom the dealer has a servicing relation-ship, or for whom the dealer is the holder of record or dealer of record.

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

Exchange of Securities for Shares of the Fund

At the discretion of the Manager and relevant Advisors, shares of a Fund may be purchased in exchange for securities of certain companies, consistent with the Fund's investment objectives. Additional information regarding this option is contained in the Statement of Additional Information.

Subsequent Investments

Additional purchases of shares by a shareholder for his or her existing account in a particular Fund should identify the Fund and the shareholder's account number. Failure to specify the Fund in which the additional investment is to be made will result in the return of the additional investment to the shareholder. If additional investments are to be made in more than one Fund, a shareholder should, in addition to providing his or her account numbers, identify the amount to be invested in each Fund, although payment for all additional invest-ments may be made by a single check.

Investments Through Tax-Deferred Retirement Plans

Retirement plans offer investors a number of benefits, including the chance to shelter investment income and capital gains. Contributions to a retirement plan also may be tax deductible. Custodial retirement accounts, including Individual Retirement Accounts (IRAs), Rollover IRAs, Simplified Employee Pension Plans (SEP-IRAs), and 403(b) Accounts for employees of tax exempt institutions in-cluding schools, hospitals and charitable organizations require a special Ac-count Application. Please call 800-331-1244 for assistance. State Street Bank and Trust Company acts as custodian for the Funds' tax-deferred accounts. Cus-todial accounts are subject to specific fees. Other types of tax-deferred ac-counts, including accounts established by a Plan Sponsor under Section 401(k) of the Internal Revenue Code for employee benefit plans, may be opened using the attached Account Application.

HOW TO MAKE EXCHANGES

Shareholders may exchange all or a portion of their shares for shares of a like class in another Fund (subject to the applicable minimum). No exchanges will be permitted from one class of shares to another class of shares of the same or a different Fund. There is no fee for exchanges. The Trust offers Ordinary Shares that, depending on the individual Funds, are either no-load or subject to a 1% deferred sales charge. Exchanges are generally permitted between Ordinary Shares of each Fund. An investor owning Ordinary Shares subject to the deferred sales charge may exchange into the no-load Ordinary Shares of the Numeric II Fund without incurring the deferred sales charge but would be assessed the de-ferred sales charge upon redemption from the Fund group regardless of the char-acter of shares held at the time of redemption. The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. Individual Funds may not be registered in each state. Shareholders should be aware that exchanges may produce a gain or loss, as the case may be, for tax purposes.

Exchange transactions may be executed in writing or by telephone, if applica-ble. Exchanges must be made between accounts that have the same name, address and tax identification number. Exchanges will be made at the per share net as-set value of shares of such class next determined after the exchange request is received in good order by the Fund. Telephone requests for exchange must be made prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., New York time), and will be honored only if the shareholder has elected the telephone exchange option on the Account Application.

Neither the Funds, the Manager, the Distributor, nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone if they act in good faith on instructions reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communi-cated by telephone are genuine. It is the Funds' policy to require some form of personal identification prior to acting upon instructions received by telephone and to provide written confirmation of all transactions effected by telephone.

HOW TO REDEEM

Investors may directly redeem shares of a Fund by written request, by tele-phone, and by automatic withdrawal. Redemptions will be made at the per share net asset value of such shares next determined after the redemption request is received in good order by the Fund. The Transfer Agent will accept redemption requests only on days the NYSE is open. Requests for

QUANTITATIVE GROUP of FUNDS                         [LOGO OF QUANTITATIVE GROUP
---------------------------------------------------------OF FUNDS APPEARS HERE]

redemption that are subject to any special conditions or which specify a fu-ture or past effective date, except for certain notices of redemptions exceed-ing $250,000 (see Payment of Redemption Amount on page 18), cannot be accept-ed.

Written Request for Redemption

Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption signed by each registered owner exactly as the shares are registered. The request must clearly identify the account number and the number of shares or the dollar amount to be redeemed.

If a shareholder redeems more than $10,000, or requests that the redemption proceeds be paid to someone other than the shareholder of record or sent to an address other than the address of record, the signature of the redeeming shareholder must be signature guaranteed. The use of signature guarantees is designed to protect both the shareholder and the Funds from the possibility of fraudulent requests for redemption. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, na-tional securities exchanges, registered securities associations, clearing agencies and savings associations. Signature guarantees by notaries public are not acceptable. Shares may not be redeemed by facsimile request.

Requests should be sent to:

                     Quantitative Group of Funds
                     Attention: Transfer Agent
                     55 Old Bedford Road
                     Lincoln, Massachusetts 01773

Telephone Redemption

Shareholders who have authorized the Funds to accept telephone instructions on their Account Application may redeem shares credited to their account(s) by calling the Transfer Agent at 800-331-1244 provided that they have not changed their address of record within the last thirty days. Requests for redemption must be made prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., New York time). Once made, a telephone request for redemption may not be modified or canceled. The Funds, the Manager, the Distributor, and the Transfer Agent will not be liable for any loss or damage for acting in good faith on instructions received by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communi-cated by telephone are genuine. It is the Funds' policy to require some form of personal identification prior to acting upon instructions received by tele-phone, to provide written confirmation of all transactions effected by tele-phone, and to mail the proceeds of telephone redemptions only to the redeeming shareholder's address of record.

Automatic Withdrawal Plan

A shareholder with a $10,000 minimum account may request withdrawal of a spec-ified dollar amount (a minimum of $100) on either a monthly or quarterly ba-sis. If withdrawal payments exceed dividends, the number of shares in an ac-count will be reduced and may eventually be depleted. An Automatic Withdrawal Plan may be established by completing the Automatic Withdrawal Form, which is available by calling 800-331-1244. The Automatic Withdrawal Plan may be termi-nated at any time by the shareholder, the Funds or the Transfer Agent.

Redemption through Brokers

Shareholders may sell shares back to the Funds through selected dealers or brokers. Shareholders should contact their securities broker or dealer for ap-propriate instructions and for information concerning any transaction or serv-ice fee that may be imposed by the dealer or broker. Redemption requests re-ceived by the Distributor from dealers or brokers will receive that evening's closing price if the requests are received by the dealer or broker from its customer prior to 4:00 p.m., New York time, or such other time as agreed upon by the Distributor, and are transmitted to and received by the Distributor prior to its close of business that day.

Payment of Redemption Amount

Redemption proceeds, less a deferred sales charge of one percent (1%) for Or-dinary Shares where applicable, will generally be sent within three business days of the execution of a redemption request. However, if the shares to be redeemed represent an investment made by check or through the automatic in-vestment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

Except as noted below, a deferred sales charge amounting to one percent (1%) of the value of the shares redeemed will be withheld from the redemption proceeds of Ordinary Shares and paid to the Distributor. Ordinary Shares of the Numeric II Fund purchased after August 1, 1996 are no-load and are generally not sub-ject to the deferred sales charge. Special rules apply to exchanges into the Numeric II Fund (see How to Make Exchanges on page 17). Ordinary Shares of the Numeric II Fund purchased before August 1, 1996 (the "Pre-August Shares") re-main subject to a 1% deferred sales charge. Additional shares acquired by rein-vestment of dividends and capital gains paid on Pre-August shares are also sub-ject to the 1% deferred sales charge on Pre-August Shares. Because of this de-ferred sales charge, prospective investors should purchase Ordinary Shares only as a long-term investment. The deferred sales charge is not imposed in the case of: (i) Institutional Shares; (ii) involuntary redemptions; (iii) redemptions of shares tendered for exchange; and (iv) redemptions of shares held by con-tributory plans qualified under Section 401(k) of the Internal Revenue Code of 1986. In addition, the deferred sales charge will not be imposed on redemptions of Ordinary Shares made by Fund Employees and related persons qualified to pur-chase Institutional Shares.

Redemptions in Excess of $250,000
To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. Pursuant to Rule 18f-1 under the Investment Company Act, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder of a Fund during any 90-day period to the lesser of $250,000 or one percent (1%) of the net asset value of such Fund at the begin-ning of such period. In case of a redemption in kind, securities delivered in payment for shares of a particular class of a Fund would be valued at the same value assigned to them in computing the net asset value per share of such class. Shareholders receiving such securities incur brokerage costs when the securities are sold.

The above limitation notwithstanding, if a shareholder elects to redeem shares valued at more than $250,000 from any one account in either class of a Fund in a 90-day period, the redemption proceeds will be paid in cash if the share-holder provides the Funds, at least 30 days prior to the date of the proposed redemption transaction, with an unconditional instruction to redeem such shares on that date. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction, a minimum of 30 days af-ter receipt of the instruction by the Funds. The instruction may be made by telephone if the shareholder has authorized the Funds to accept such an in-struction. If the shareholder has not done so, the instruction must be in writ-ing with all signatures guaranteed. Shares will be redeemed at their net asset value on the date specified in the instruction and the redemption proceeds, less any applicable deferred sales charge will, in the absence of a request that the proceeds be wired or sent by electronic funds transfer, be sent by check to the shareholder's address as it appears on his or her account regis-tration.

If an unconditional instruction to redeem shares valued at more than $250,000 on a specified date is subsequently canceled by a shareholder, the Funds will not accept a like instruction from such shareholder for a period of 90 days from the date of cancellation.

CALCULATION OF NET ASSET VALUE

Net asset value per share of each class of shares of a Fund will be determined as of close of market on the NYSE on each day on which the NYSE is open for trading, in the following manner: securities for which market quotations are readily available shall be valued at market value, which is determined by using the last reported sale price on the primary exchange or market for each such security, or, if no sales are reported as in the case of some securities traded over-the-counter, the mean between the last reported bid and asked prices. Se-curities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate of each business day. Short-term notes having remaining maturities of 60 days or less are stated at amortized cost, which ap-proximates market, subject to a determination by the Trustees that this method represents fair value. All other securities and assets, including any re-stricted securities, will be valued at their fair value as determined in good faith by the Trustees. Liabilities are deducted from the total, and the result-ing amount is divided by the number of shares outstanding to produce the "net asset value" per share.

QUANTITATIVE GROUP of FUNDS                         [LOGO OF QUANTITATIVE GROUP
---------------------------------------------------------OF FUNDS APPEARS HERE]

DIVIDENDS, DISTRIBUTIONS, AND TAXATION

Dividends and Distributions

Each Fund's policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover.

All dividends and/or distributions paid on a class of shares of a Fund will be paid in shares of such class (taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution) or, at the election of each shareholder, in cash. Shareholders also may elect to have income dividends paid in cash and capital gains distri-butions paid in additional shares at net asset value. All distributions, whether received in shares or cash, are taxable and must be reported by each shareholder on Federal income tax returns.

Taxation

It is the policy of each Fund offered to the public to qualify as a "regulated investment company" by complying with provisions of the Internal Revenue Code relieving investment companies which distribute substantially all of their net income (both net investment income and net realized capital gains) from fed-eral income tax on the amounts distributed.

For federal income tax purposes, distributions paid from each Fund's net in-vestment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from long-term capital gains are taxable as long-term capital gains, whether received in cash or additional shares and regard-less of how long a shareholder has held the shares. Any distribution which is declared in October, November or December payable to shareholders of record on any date in those months and paid by January 31 of the next year will be treated as paid on December 31. Distributions on Fund shares received shortly after their purchase are subject to federal income taxes, although such dis-tributions may in effect be a return of capital.

The federal tax laws impose a four percent nondeductible excise tax on each "regulated investment company" with respect to the amount, if any, by which such "regulated investment company" does not meet distribution requirements specified in the federal tax laws. Each Fund intends to comply with the dis-tribution requirements and thus does not expect to incur the four percent non-deductible excise tax.

Annually, shareholders of each Fund will receive information as to the federal tax status of distributions received from such Fund.

PORTFOLIO SECURITIES

Equity Securities

Each of the Funds will invest primarily in common stocks. The Funds also may invest in other types of equity securities such as preferred stocks, convert-ible securities, warrants and options. The International Equity Fund and For-eign Frontier Fund must invest at least 65% of their assets in equity securi-ties of foreign issuers.

Convertible Securities

Each of the Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, that allow the holder thereof to con-vert the instrument into common stock at a specified share price or ratio. The price of the common stock may fluctuate above or below the specified price or ratio, which may allow a Fund the opportunity to purchase the common stock at below market price or, conversely, render the right of conversion worthless. The Funds will invest in convertible securities primarily for their equity characteristics.

Investment Companies

The International Equity Fund and Foreign Frontier Fund may invest up to 10% of their assets in closed-end country funds whose shares are traded in the United States. Investments in closed-end funds may allow the Funds to attain exposure to a broader base of companies in certain emerging markets and to avoid foreign government restrictions that may limit direct investment in a country's equity markets. Closed-end funds are managed pools of securities of companies having their principal place of business in a particular foreign country. Shares of certain of these closed-end investment companies may at times only be acquired at market premiums to their net asset values. Invest-

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

ments in closed-end funds by the Funds are subject to limitations under the In-vestment Company Act.

Short-term Debt Obligations

Each of the Funds may invest in Short-term Debt Obligations. Short-term Debt Obligations may include obligations of the U.S. government (and in the case of the International Equity Fund and Foreign Frontier Fund, securities of foreign governments). U.S. government securities purchased by a Fund will be backed by the full faith and credit of the United States. Short-term Debt Obligations also may include certificates of deposit and bankers acceptances issued by U.S. banks (and, in the case of the International Equity Fund and Foreign Frontier Fund, foreign banks) having deposits in excess of $2 billion; commercial paper; short-term corporate bonds; debentures; and notes; all with one year or less to maturity. Investments in commercial paper are limited to obligations (i) rated Prime 1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("Standard & Poor's"), or in the case of any instrument that is not rated, of comparable quality as determined by the Advisor, or (ii) is-sued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Investments in other corporate obli-gations are limited to those having a maturity of one year or less and rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Short-term Debt Obliga-tions also may include repurchase agreements. Investment grade securities are securities rated in one of the top four statistical rating categories by a na-tionally recognized statistical ratings organization (NRSRO) such as Moody's or Standard & Poor's. Fixed-income securities, unless rated A or higher by Stan-dard & Poor's or by Moody's, may have some speculative characteristics. See Other Investment Practices in the Statement of Additional Information for a de-scription of the ratings categories. The value of fixed-income securities may fluctuate inversely in relation to the direction of interest rate changes.

OTHER INVESTMENT PRACTICES

Portfolio Turnover

A change in securities held by a Fund is known as "portfolio turnover" and al-most always involves the payment by the Fund of brokerage commissions or dealer markups and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. High portfolio turnover in-volves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and may affect taxes paid by shareholders to the extent short-term gains are distributed. Portfolio turnover is not a limiting factor with respect to investment decisions by any Fund.

While it is, of course, impossible to predict portfolio turnover rates in fu-ture years, portfolio turnover is not expected to exceed 125% for the Growth and Income Fund, or 100% for the Numeric Fund, Numeric II Fund, International Equity Fund and the Foreign Frontier Fund. The anticipated turnover rate for the Numeric Fund represents a significant decline from prior years.

The portfolio turnover rates for the Funds for their fiscal years 1996 (April 1, 1995 to March 31, 1996) and 1997 (April 1, 1996 to March 31, 1997) were as follows:

                                                                       1996 1997
Numeric Fund.......................................................... 324% 393%
(Ordinary and Institutional Shares)
 Numeric II Fund...................................................... 181% 162%
(Ordinary and Institutional Shares) Growth and Income Fund............ 152%  98%
(Ordinary and Institutional Shares) International Equity Fund.........  43% 135%
(Ordinary and Institutional Shares) Foreign Frontier Fund.............   9%   8%
(Ordinary and Institutional Shares)*

 * There were no outstanding Institutional Shares of the Foreign Frontier Fund during the Fund's fiscal year ended March 31, 1996. Foreign Frontier Institu-tional shares commenced operations on April 2, 1996.

Securities Loans

Each Fund may make secured, short-term loans to broker-dealers of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

QUANTITATIVE GROUP of FUNDS                         [LOGO OF QUANTITATIVE GROUP
---------------------------------------------------------OF FUNDS APPEARS HERE]

Options

The Numeric II Fund and Foreign Frontier Fund may purchase put options and call options on widely recognized securities indices, as well as the common stock of individual companies or baskets of individual companies' stocks in a particular industry or sector. The Numeric Fund may purchase put and call op-tions on stock index futures and on stock indices. The Numeric Fund, Numeric II Fund, Growth and Income Fund and Foreign Frontier Fund may each write cov-ered call options on common stocks in their portfolios to realize a greater current return, to provide greater flexibility in disposing of such securi-ties, or to partially hedge a possible stock market decline. A Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in the price of the stock above the exercise price of the option and retains the risk of loss should the value of the underlying security de-cline. There can be no assurance that a Fund will always be able to close out options positions at acceptable prices. Both the options themselves, as well as the underlying securities, will be traded on national securities exchanges. The aggregate value of the securities underlying the options may not exceed 25% of a Fund's net assets. Any gains or losses realized by a Fund as a result of its investment in options will depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other eco-nomic factors. See the Statement of Additional Information.

Short Sales

The Numeric II Fund may engage in short sales of securities by selling securi-ties it does not own in anticipation of a decline in the market value of the securities. The risk involved in these short sales is that the Fund will expe-rience a loss if there is an increase in the price in the security sold short. No securities will be sold short if, after giving effect to any short sales, the value of all securities sold short would exceed 25% of the Fund's net as-sets. All five Funds may sell short securities identical to ones that they own in their portfolios. Such transactions, which are known as "shorting against the box," may be made for the purpose of deferring realization of gain or loss for federal income tax purposes.

Foreign Currency Transactions

The International Equity Fund and Foreign Frontier Fund may engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Funds will generally not enter into a forward contract with a term of greater than one year. For each Fund, the Fund's Custodian will place cash or liquid debt secu-rities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the seg-regated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The International Equity Fund and Foreign Frontier Fund may enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when it appears that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may en-ter into a forward contract to sell an amount of the foreign currency approxi-mating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. At all times, however, at least 25% of the Fund's assets would not be subject to such contracts. The effect a substantial com-mitment of a Fund's assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional se-curities are among the factors considered in determining whether to enter into such contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that an-ticipated currency movements will not be accurately predicted.

Except as specified below, and as described under Investment Restrictions of the Funds in the Statement of Additional Information, the foregoing investment practices

[LOGO OF QUANTITATIVE GROUP                         QUANTITATIVE GROUP of FUNDS
OF FUNDS APPEARS HERE]----------------------------------------------------------

are not fundamental and the Trustees may vote to change the policies as to any Fund without an affirmative vote of a "majority of the outstanding voting secu-rities" (as defined in Investment Restrictions of the Funds) of such Fund.

Investment Restrictions

Specific investment restrictions help each Fund limit investment risks for its shareholders. These restrictions prohibit any Fund from: acquiring more than 10% of any class of securities of any issuer, or more than 10% of the voting securities of any issuer; investing more than 10% of its net assets in securi-ties of companies (including predecessors) less than three years old, securi-ties which are not readily marketable, restricted securities, and in repurchase agreements that have a maturity longer than seven days; or investing more than 25% of its total assets in any one industry; or investing more than 15% of its assets in illiquid securities.

Other significant investment restrictions include the following fundamental policies which, like a Fund's investment objectives, may not be changed as to any Fund without the affirmative vote of a majority of such Fund's outstanding voting securities.

(1) A Fund may not make short sales of securities or maintain a short position, unless (a) with respect to the Numeric II Fund, the conditions set forth under Short Sales are met; or (b)(i) at all times when a short position is open the particular Fund owns an equal amount of such securities (or securities convert-ible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short), and (ii) not more than 10% of the Fund's net assets (taken at current value) are held as collateral for such sales at any one time. Such sales of se-curities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that index.

(2) A Fund may not issue senior securities, borrow money or pledge its assets, except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio secu-rities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral ar-rangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the is-suance of a senior security).

(3) A Fund may not write, purchase or sell puts, calls or combinations thereof, except that: (i) the Numeric Fund, Numeric II Fund, Growth and Income Fund, and Foreign Frontier Fund may each write covered call options with respect to all of their portfolio securities; (ii) the Numeric II Fund and Foreign Frontier Fund may purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual compa-nies in a particular industry or sector; (iii) the Numeric Fund, Numeric II Fund, Growth and Income Fund and Foreign Frontier Fund may each write covered call options on common stocks in their portfolios; (iv) the Numeric Fund may purchase put and call options on stock index futures and on stock indices; (v) the International Equity Fund may purchase and write call options on stock in-dex futures and on stock indices; and (vi) each of the Funds may sell and pur-chase such options to terminate existing positions.

Although these policies envision a Fund maintaining a position in a stock index by selling futures contracts on that index and also envision that under certain conditions one or more Funds may engage in transactions in stock index futures and related options, the Funds do not currently intend to engage in such trans-actions.

The Funds have undertaken to a state securities authority that, so long as the state authority requires and shares of a Fund are registered for sale in that state, that Fund will not (1) purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities, and except for short selling as described above; (2) loan portfolio securities unless collateral values are continuously maintained at no less than

QUANTITATIVE GROUP of FUNDS                         [LOGO OF QUANTITATIVE GROUP
---------------------------------------------------------OF FUNDS APPEARS HERE]

100% by marking to market daily; (3) invest in warrants other than warrants acquired by a Fund in units or attached to securities; and (4) invest in oil, gas, and other mineral leases or in real estate limited partnerships.

PERFORMANCE DATA

Further information about the performance of the Funds is available in the an-nual reports to shareholders of the Fund, which may be obtained free of charge by calling 800-331-1244.

From time to time, the Funds may advertise their performance in various ways. These methods include providing information on the returns of the Funds, such as average annual total return, and comparing the performance of the Funds to relevant benchmarks. In reports to shareholders or other literature, the Funds may compare their performance to that of other mutual funds with similar in-vestment objectives and to stock or other relevant indices. Performance infor-mation, rankings, ratings, published editorial comments and listings reported in national financial publications also may be used in computing performance of the Funds (if the Funds are listed in any such publication). In making such comparisons, the Funds may from time to time include a total return figure for Ordinary Shares that does not take into account the 1% deferred sales charge, in order to make a more accurate comparison to other measures of investment return. When the period since inception is less than one year, the total re-turn quoted will be the aggregate return for the period. See Performance Mea-sures in the Statement of Additional Information.

THE QUANTITATIVE GROUP

All of the Funds are series of Quantitative Group of Funds (the "Trust"), which was established in 1983 as a business trust under Massachusetts law. The Trust initially was established as the U.S. Boston Investment Company and was renamed the Quantitative Group of Funds in 1993. The Trust has an unlimited authorized number of shares of beneficial interest that may, without share-holder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into five series of shares, the Funds. These shares are en-titled to vote at any meeting of shareholders. Matters submitted to share-holder vote must be approved by each Fund separately except (i) when required by the Investment Company Act of 1940 shares shall be voted together as a sin-gle class and (ii) when the Trustees have determined that the matter does not affect each Fund, then only shareholders of the Fund(s) affected shall be en-titled to vote on the matter. Shares are freely transferable, and are entitled to dividends as declared by the Trustees. In liquidation of a Fund, sharehold-ers are entitled to receive the net assets of their Fund, but not of the other Funds. The Funds do not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders, or by written consent.

                          QUANTITATIVE GROUP OF FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                 1-800-331-1244

                                    MANAGER

                          Quantitative Advisors, Inc.
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                    ADVISORS

                            Columbia Partners, LLC,
                             Investment Management
                         1701 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20006

 Independence International Associates,   State Street Bank and Trust Company
                  Inc.                            225 Franklin Street
            75 State Street                         Boston, MA 02110
            Boston, MA 02109

                                  DISTRIBUTOR

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   CUSTODIAN

                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT

                      Quantitative Institutional Services
                              55 Old Bedford Road
                               Lincoln, MA 01773

                            INDEPENDENT ACCOUNTANTS

                              Price Waterhouse LLP
                               160 Federal Street
                                Boston, MA 02110

[LOGO OF QUANTITATIVE GROUP APPEARS HERE]





QUANTITATIVE

   GROUP of FUNDS

55 Old Bedford Road

   Lincoln, MA  01773

voice 800/331-1244

   fax 617/259-1166










Distributed by U.S. Boston Capital Corp.

                          QUANTITATIVE GROUP of FUNDS
                      Ordinary Share Account Application

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]

     Do not use this application form for an IRA account. For an application or help with this application, please call us at 800-331-1244. Mail to:
Quantitative Group of Funds, Attention: Transfer Agent, 55 Old Bedford Road, Lincoln, MA 01773.

1.   ACCOUNT REGISTRATION
     (check one)

[_]  INDIVIDUAL OR JOINT ACCOUNT

--------------------------------------------------------------------------------
FIRST NAME                      MIDDLE INITIAL            LAST NAME


--------------------------------------------------------------------------------
APPLICANT'S SOCIAL SECURITY NUMBER


--------------------------------------------------------------------------------
CITIZENSHIP OF APPLICANT (If other than U.S., please specify)


--------------------------------------------------------------------------------
FIRST NAME OF JOINT OWNER       MIDDLE INITIAL            LAST NAME


--------------------------------------------------------------------------------
APPLICANT'S SOCIAL SECURITY NUMBER


--------------------------------------------------------------------------------
CITIZENSHIP OF APPLICANT (If other than U.S., please specify)


Joint Accounts will be registered as joint tenants with rights of survivorship, unless otherwise specified.


[_]  GIFT TO MINOR

                                                 as custodian for
------------------------------------------------
CUSTODIAN'S NAME  (only one custodian permitted)


------------------------------------------------        under the
MINOR'S NAME (only one minor permitted)


                             Uniform Gifts/Transfer to Minors Act.
------------
STATE


--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER               DATE OF BIRTH


[_]  CORPORATION, TRUST OR OTHER ENTITY


--------------------------------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY, if trustee, include date of trust instrument.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TYPE OF ENTITY                  ENTITY'S TAXPAYER ID NUMBER


2.   ADDRESS, TELEPHONE AND OCCUPATION


--------------------------------------------------------------------------------
STREET ADDRESS                  APARTMENT OR BOX NUMBER


--------------------------------------------------------------------------------
CITY                     STATE                         ZIP CODE

(   )                                (   )
--------------------------------------------------------------------------------
DAYTIME TELEPHONE                    EVENING TELEPHONE


--------------------------------------------------------------------------------
APPLICANT'S OCCUPATION               EMPLOYER


--------------------------------------------------------------------------------
JOINT OWNER'S OCCUPATION             EMPLOYER


3.   INVESTMENT SELECTIONS


Ordinary Shares of the following ($5,000 minimum, except for IRA, UGMA and Automatic Investment Plan accounts.)

U.S. Equity Funds

[_] Quantitative Numeric                         $
                                                  -----------------
[_] Quantitative Numeric II                      $
                                                  -----------------
[_] Quantitative Growth & Income                 $
                                                  -----------------

International Funds

[_] Quantitative International Equity            $
                                                  -----------------
[_] Quantitative Foreign Frontier                $
                                                  -----------------

Total                                            $
                                                  -----------------




Please make check payable to:
Quantitative Group of Funds.


PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

4. DISTRIBUTION OPTIONS

All income dividends and capital gains will be reinvested in additional shares of the Fund(s) you select unless you check one or both or the following boxes.

[_] Pay all income in cash.
[_] Pay all capital gains in cash.

5. TELEPHONE EXCHANGE AND REDEMPTION

To use either or both of these options, you must initial the appropriate line below.

I authorize you to accept any instructions from me or any other registered owner of the account by telephone, or in writing, without a signature guarantee, to:

---------------------------- Exchange shares for shares of another Fund.
INITIAL       JOINT INITIAL

---------------------------- Redeem shares, and send the proceeds to the address
INITIAL       JOINT INITIAL  of record.

--------------------------------------------------------------------------------
MOTHER'S MAIDEN NAME (for individual, joint, and UGMA accounts only). Joint accounts - supply for first owner; UGMA accounts - supply for custodian.

6. AUTOMATIC INVESTMENT PLAN
   ($1,000 minimum initial contribution)

[_] I/We authorize you to withdraw from my/our bank account $_____________ ($100 minimum per Fund) on a monthly basis on or about the twentieth of each month to be invested in Ordinary Shares of

--------------------------------------------------------------------------------
NAME OF FUND

under the terms set forth in the Prospectus.

Please attach an unsigned, voided check.

7. SIGNATURES

Each of the undersigned certifies that:

 . I am of legal age, have received and read the Prospectus, agree to its terms and understand that those terms are incorporated in this Account Application by reference.

 . I understand that all the information provided in sections 1, 2, 4 and 5 will apply to any new Fund(s) into which my shares may be exchanged.

 . If I have elected the telephone exchange and/or telephone redemption options, I understand that this authorization will be applicable to any of the Funds.
   I hereby ratify any instructions given pursuant to the above election and agree that neither the Funds, the Distributor, not the Transfer Agent will be liable for any loss, liability, cost, or expense for acting upon such instructions believed by them to be genuine in accordance with the terms of the Prospectus.

 .  If I have elected the Automatic Investment Plan, I agree to reimburse
   Quantitative Group of Funds and/or its affiliated companies for any expenses or losses that they may incur in connection with my investments, including any incurred by my bank's failure to act in accordance with my request.

 . Under penalties of perjury, I certify (1) that this Account Application states my correct taxpayer identification number and (2) that I am not subject to backup withholding because (a) I have not been notified that I am subject to backup withholding as a result of failure to report all interest or dividends, or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding due to notified shareholder underreporting, strike out clause
   (2).) (The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.)

--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                                 DATE

--------------------------------------------------------------------------------
PRINT NAME                                             TITLE (If applicable)

--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                               DATE

--------------------------------------------------------------------------------
PRINT NAME                                             TITLE (If applicable)


If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity. For information or additional options, such as IRA Account Applications, rollover requests for qualified retirement plans, Institutional Share Applications, or for wire instructions, please call us at 800-331-1244.

DEALER OR ADVISER (for broker-dealer use only)

--------------------------------------------------------------------------------
FIRM                                                                   REP. NO

                           QUANTITATIVE GROUP OF FUNDS
                       Statement of Additional Information
                       -----------------------------------

                                 August 1, 1997
                                 --------------
     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Prospectus of Quantitative Group of Funds (the "Trust"). This Statement is not a Prospectus and is only authorized for distribution when accompanied by the Prospectus of the Trust dated August 1, 1997, and should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus by writing Quantitative Group of Funds, 55 Old Bedford Road, Lincoln, MA 01773.



                                TABLE OF CONTENTS

                                                                          PAGE
INVESTMENT OBJECTIVES AND POLICIES  ......................................  2

MANAGEMENT OF THE FUNDS   ................................................  2

PORTFOLIO TRANSACTIONS   .................................................  7

HOW TO INVEST  ...........................................................  8

HOW TO MAKE EXCHANGES  ...................................................  9

HOW TO REDEEM  ........................................................... 10

CALCULATION OF NET ASSET VALUE  .......................................... 11

DISTRIBUTIONS  ........................................................... 12

TAXATION  ................................................................ 12

OTHER INVESTMENT PRACTICES  .............................................. 13

INVESTMENT RESTRICTIONS OF THE FUNDS  .................................... 17

PERFORMANCE MEASURES  .................................................... 19

THE QUANTITATIVE GROUP  .................................................. 20

EXPERTS  ................................................................. 21

FINANCIAL STATEMENTS  .................................................... 22

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are summarized in the text of the Prospectus following the captions Quick Reference Guide - The
                                              ---------------------------
Quantitative Funds and Investment Objectives and Policies. There is no assurance
------------------     ----------------------------------
that those objectives will be achieved. This Statement contains certain additional information about those objectives and policies.

                             MANAGEMENT OF THE FUNDS


Trustees and Officers
---------------------
                                                                        Position with
                        Position                                        Distributor, U.S. Boston
Name and Address+       with Fund         Principal Occupation**        Capital Corporation
-----------------       ---------         ----------------------        -------------------
ROBERT M. ARMSTRONG     Trustee           President, Alumni Career      None
                                          Services, Inc. (consulting
                                          firm); formerly Director of
                                          Alumni Career Services,
                                          Harvard University,
                                          Graduate School of
                                          Business Administration

EDWARD A. BOND, JR.     Trustee           President, Bond Brothers Inc.  None
                                          (general contractors).

JOHN M. BULBROOK        Trustee           President, John M. Bulbrook    None
                                          Insurance Agency, Inc.

EDWARD E. BURROWS       Trustee           Independent consulting         None
                                          actuary - employee benefit
                                          plans, formerly Vice President
                                          and Director of Actuarial Services,
                                          Mintz, Levin, Cohn, Ferris,
                                          Glovsky and Popeo, PC
                                          (law firm/consulting);
                                          formerly President, The Pentad
                                          Corporation (employee benefit
                                          consultants and actuaries).

MARK A. KATZOFF         Clerk             Vice President - Counsel, U.S. Vice President - Counsel
                                          Boston Capital Corporation,
                                          formerly Attorney in private
                                          practice

JOSEPH H. NEWBERG       Trustee           Partner, Sullivan & Worcester  None
                                          (law firm).

LEON OKUROWSKI*         Trustee,
                        Vice President    Director and Vice President,   Director and Vice President
                                          U.S. Boston Capital
                                          Corporation

EDWARD L. PITTMAN       President,        President and Treasurer,       None
                        Treasurer         Quantitative Advisors, Inc.

WILLARD L. UMPHREY*     Trustee           Director, President, and       Director, President,
                                          Treasurer, U.S. Boston         and Treasurer
                                          Capital Corporation

     Mr. Pittman and Mr. Umphrey are brothers-in-law.

     +The mailing address of each of the officers and Trustees is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

     *Messrs. Umphrey and Okurowski are "interested persons" (as defined in the Investment Company Act of 1940) of the Funds, the Manager or an Advisor.

     **The principal occupations of the officers and Trustees for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers.

     Each Trustee receives an annual fee of $4,000. For services rendered during the fiscal year ended March 31, 1996, the Fund paid Trustees' fees aggregating $20,400.

     The following Compensation Table provides, in tabular form, the following data:

Column (1) All trustees who receive compensation from the Trust.
Column (2) Aggregate compensation received by a trustee from all series of the Trust.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Trust. The Trust does not pay its Trustees such benefits.
Column (5) Total compensation received by a trustee from the Trust plus compensation received from all funds managed by the Manager for which a trustee serves. As there are no such funds other than this series of the Trust, this figure is identical to column (2).

                               Compensation Table
                    for the fiscal year ended March 31, 1997

                                                Pension or                                  Total
                                                Retirement              Estimated        Compensation
                          Aggregate           Benefits Accrued        Annual Benefits   From the Trust
Name of Person,           Compensation        As Part of Fund             Upon         and Fund Complex
   Position               from the Trust          Expenses             Retirement       Paid to Trustee
Robert M. Armstrong,           $4,000                N/A                    N/A            $4,000
Trustee

Edward A. Bond, Jr.            $4,000                N/A                    N/A            $4,000
Trustee

John M Bulbrook,               $4,000                N/A                    N/A            $4,000
Trustee

Edward E. Burrows,             $4,000                N/A                    N/A            $4,000
Trustee

Joseph H. Newberg,             $4,000                N/A                    N/A            $4,000
Trustee

Leon Okurowski,                $4,000                N/A                    N/A            $4,000
Trustee

Willard L. Umphrey,            $4,000                N/A                    N/A            $4,000
Trustee

       The Trust's Agreement and Declaration of Trust provides that the Funds will indemnify their Trustees and officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds or that such indemnification would relieve any officer or Trustee of any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Funds, at their expense, will provide liability insurance for the benefit of their Trustees and officers.

       Messrs. Pittman, Umphrey and Okurowski, as officers of the Manager and the Distributor, will benefit from the management and distribution fees paid or allowed by the Funds and from brokerage commissions received by U.S. Boston Capital Corporation in connection with the purchase and sale of the Funds' portfolio securities.

       At June 30, 1997, the officers and Trustees as a group owned in the aggregate 1.33% of the outstanding Ordinary Shares of the Numeric Fund, 2.05% of the outstanding Institutional Shares of the Numeric Fund, 0.92% of the outstanding Ordinary Shares of the Numeric II Fund, 79.10% of the outstanding Institutional Shares of the Numeric II Fund, 0.57% of the outstanding Ordinary Shares of the Growth and Income Fund, 7.83% of the outstanding Institutional Shares of the Growth and Income Fund, 2.43% of the outstanding Ordinary Shares of the International Equity Fund, 12.67% of the outstanding Institutional Shares of the International Equity Fund, 3.45% of the outstanding Ordinary Shares of the Foreign Frontier Fund, and 2.82% of the outstanding Ordinary Shares of the Foreign Frontier Fund. On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Numeric Fund:


           Name and Address                                               % of Outstanding Institutional Shares
           ----------------                                               -------------------------------------
           Charles Schwab and Co., Inc.
           San Francisco, CA                                                              7.78%

           The John Dickson Home
           Washington, DC                                                                 7.18%

           Pershing Division of Donaldson, Lufkin & Jenrette
           Jersey City, NJ                                                               50.20%

           U.S. Boston Corporation
           Lincoln, MA                                                                    6.16%

On the same date, each of the following persons owned 5% or more of the then outstanding Ordinary Shares of the Numeric II Fund:

           Name and Address                                               % of Outstanding Ordinary Shares
           ----------------                                               --------------------------------
           Dover Instrument Corporation
           Westboro, MA                                                                  10.65%

           Mr. George H. Howell
           Wayland, MA                                                                   15.30%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Numeric II Fund:

           Name and Address                                               % of Outstanding Institutional Shares
           ----------------                                               -------------------------------------
           Ms. Marlys Bernal
           Herndon, VA                                                                    6.18%

           Charles Schwab and Co., Inc.
           San Francisco, CA                                                             11.24%

           Ms. Lawrie Okurowski

           Concord, MA                                                 44.35%

           U.S. Boston Corporation
           Lincoln,  MA                                                33.78%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Growth and Income Fund:

           Name and Address                           % of Outstanding Institutional Shares
           ----------------                           -------------------------------------
           Dover Instrument Corporation
           Westboro, MA                                              64.98%

           Mr. William K. Durr
           Naples, FL                                                16.49%

           U.S. Boston Corporation
           Lincoln,  MA                                               7.58%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the International Equity Fund:

           Dover Instrument Corporation
           Westboro, MA                                              87.40%

           U.S. Boston Corporation
           Lincoln,  MA                                               7.91%

On the same date, the following person owned 5% or more of the then outstanding Institutional Shares of the Foreign Frontier Fund:

           Strafe & Co.
           Westerville, OH                                           97.02%

Management Contract
-------------------

     The Management Contract continues in force from year to year, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Funds, and by (ii) either the majority vote of all the Trustees or the vote of a majority of the outstanding voting securities of each Fund. The Management Contract automatically terminates on assignment, and is terminable on 60 days' written notice by either party.

     In addition to the management fee, the Funds pay all expenses not assumed by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the Trust and shares of the respective Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Funds' shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses and proxies to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. All general Fund expenses are allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund. The Funds are also responsible for such non recurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Trustees. The Funds may have an obligation to indemnify their officers and Trustees with respect to such litigation.

     For services rendered to the Numeric Fund during the fiscal years ended March 31, 1997, 1996, and 1995, the Manager received fees of $916,777, $1,093,661 and $798,100, respectively. For services rendered to the Numeric II Fund during the fiscal years ended March 31, 1997, 1996, and 1995, the Manager received fees of

$96,688, $39,593 and $459 respectively, a portion of which were waived by the Manager. For services rendered to the Growth and Income Fund during the fiscal years ended March 31, 1997, 1996, and 1995, the Manager received fees of $334,461, $321,748 and $289,909, respectively. For services rendered to the International Equity Fund during the fiscal years ended March 31, 1997, 1996, and 1995, the Manager received fees of $287,461, $321,897 and $293,485 respectively. For services rendered to the Foreign Frontier Fund during the fiscal years ended March 31, 1997, 1996, and 1995, the Manager received fees of $77,271, $50,458 and $15,736 respectively. Such fees were rebated by the Manager to the extent required to comply with its undertaking to assume certain expenses of the Numeric Fund, the Growth and Income Fund, and the International Equity Fund (including the Manager's compensation) in excess of 2% of such Fund's average net assets.

Advisory Contracts
------------------

     Each Advisory Contract provides that it will continue in force for two years from its date, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Advisor, the Manager or the Funds, and by (ii) either the majority vote of all of the Trustees or the vote of a majority of the outstanding voting securities of each Fund to which it relates. Each Advisory Contract may be terminated without penalty with respect to any Fund by vote of the Trustees or the shareholders of that Fund, or by the Manager on not less that 30 nor more than 60 days' written notice or by the particular Advisor on not less that 30 nor more than 60 days' or no less than 150 days' written notice, depending on the Fund. Each Advisory Contract may be amended with respect to any Fund only by a vote of the shareholders of that Fund. Each Advisory Contract also terminates without payment of any penalty in the event of its assignment and in the event that for any reason the Management Contract between the Funds and the Manager terminates generally or terminates with respect to that particular Fund.

     Each Advisory Contract provides that the Advisor shall not be subject to any liability to the Funds or to the Manager or to any shareholder of the Funds for any act or omission in the course of or connected with the rendering of services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Advisor.

Distributor and Distribution Plan
---------------------------------

     The principal terms of the Funds' Distribution Agreement with U.S. Boston Capital Corporation, the principal distributor of the Funds' shares ( the "Distributor"), are described in the prospectus under the caption Management of
                                                                  -------------
the Funds - Distributor and Distribution Plan.
---------------------------------------------

     To permit the Funds to pay a monthly fee to the Distributor, the Funds have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Numeric, Growth and Income, International Equity, and Foreign Frontier Funds pay the Distributor a monthly fee at the annual rate of 0.5% of the average net asset value of shares (excluding Institutional Shares) held in shareholder accounts opened during the period the plan is in effect, as determined at the close of each business day during the month. The Numeric II Fund pays the Distributor a monthly fee at the annual rate of 0.25% of the average net asset value of Ordinary Shares. Rule 12b-1 provides that any payments made by an investment company to a distributor must be made pursuant to a written plan describing all material aspects of the proposed financing of distributions and that all agreements with any person relating to implementation of the plan must be in writing. Continuance of the Plan and the Distribution Agreement is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not "interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or related agreements ("Qualified Trustees"), cast in person at a meeting called for the purpose. The Plan may be terminated as to a Fund by the vote of a majority of the Qualified Trustees, or by the vote of a majority of the outstanding voting securities of the Fund. All material amendments to the Plan must be approved by the Qualified Trustees and any amendment to increase materially the amount to be spent pursuant to the Plan must be approved by the vote of a majority of the outstanding voting securities of the Fund. The Trustees of the Funds review quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     The Distributor also receives the deferred sales charges withheld from redemption proceeds, see How to Redeem, and may benefit from its temporary
                         -------------
holding of investors' funds in connection with certain purchases and redemptions of shares of the Funds.

                             PORTFOLIO TRANSACTIONS

     Investment Decisions. Investment decisions for a Fund and for other
     --------------------
investment advisory clients of the Manager or that Fund's Advisor or its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner designed to be equitable to each, taking into account among other things the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     Brokerage and Research Services. Transactions on stock exchanges and
     -------------------------------
other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     All orders for the purchase and sale of portfolio securities for the Fund are placed, and securities for the Fund bought and sold through a number of brokers and dealers. In so doing, the Manager or Advisor uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or Advisor, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Advisors and the Manager may receive research, statistical and quotation services from certain broker-dealers with which the Manager or Advisors place the Funds' portfolio transactions. These services, which in some instances may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisors or the Manager in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in advising the Funds. The fees paid to the Advisors by the Manager or paid to the Manager by the Funds are not reduced because the Advisors or the Manager receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Advisory Contracts, the Manager or Advisors may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Manager or Advisors an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's or Advisors' authority to cause the Funds to pay any such greater commissions is subject to such written policies as the Trustees may adopt from time to time.

       Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Manager or Advisors may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Funds may purchase securities from an underwriting syndicate of which U.S. Boston Capital Corporation is a member (but not from U. S. Boston Capital Corporation itself). The conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Trustees, particularly those Trustees who are not "interested persons" of the Fund.

     Brokerage commissions paid by the Funds on portfolio transactions totaled $764,525,111 for the fiscal year ended March 31, 1995, $877,111 for the fiscal year ended March 31, 1996, and $1,090,683 for the fiscal year ended March 31, 1997. None of such commissions was paid to a broker who was an affiliated person of the Funds or an affiliated person of such a person or, to the knowledge of the Funds, to a broker an affiliated person of which was an affiliated person of the Fund, the Manager or any Advisor.

                                  HOW TO INVEST

           The procedures for purchasing shares are summarized in the Prospectus under the caption How to Invest.
                  -------------

           Exchange of Securities for Shares of the Funds. Applications to exchange common stocks for Fund Shares must be accompanied by stock certificates (if any) and stock powers with signatures guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associates, clearing agencies or savings associations. Securities accepted by the Funds will be valued as set forth under Calculation of Net Asset Value in
                                            ------------------------------
the Prospectus as of the time of the next determination of net asset value after such acceptance. Shares of a Fund are issued at net asset value determined as of the same time. All dividends, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered. The Funds reserve the right not to accept any particular securities tendered for exchange. The Funds have undertaken to a state securities authority that securities exchanged for shares of the Funds will meet the investment objectives and policies of the Funds, will be acquired for investment and not for resale, and will be liquid securities which are not restricted as to transfer either by law or liquidity of market.

           Open Account System. Under the Funds' Open Account System all shares
           -------------------
purchased are credited directly to your account in the designated Fund at the time of purchase. All shares remain on deposit with U.S. Boston Institutional Services, Inc., the transfer, dividend-paying and shareholder servicing agent for the Funds (the "Transfer Agent"). No certificates are issued.

           The following services are currently offered by the Open Account
System:

                1. You may make additional investments in a Fund by sending a check (made payable to "Quantitative Group of Funds") to the Funds or by wire, as described under How to Invest in the Prospectus.
                   -------------

                2. You may select one of the following distribution options which best fits your needs.

                * REINVESTMENT PLAN OPTION: Income dividends and capital gain distributions paid in additional shares at net asset value.
                * INCOME OPTION: Income dividends paid in cash, capital gain distributions paid in additional shares at net asset value.
                * CASH OPTION: Income dividends and capital gain distributions paid in cash.

                You should indicate the Option you prefer, as well as the other registration details of your account, on the Account Application. The Reinvestment Plan Option will automatically be assigned unless you select a different option. Dividends and distributions paid on a class of shares of a Fund will be paid in shares of such class taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution or, at the election of the shareholder, in cash.

                3. You will receive a statement setting forth the most recent transactions in your account after each transaction which affects your share balance.

           The cost of services rendered under the Open Account System to the holders of a particular class of shares of a Fund are borne by that class as an expense of all shareholders of that class. However, in order to cover additional administrative costs, any shareholder requesting a historical transcript of his account will be charged a fee based upon the number of years researched. There is a minimum fee of $5. The right is reserved on 60 days' written notice to make charges to individual investors to cover other administrative costs of the Open Account System.

           Tax Deferred Retirement Plans. The Funds offer investors the
           -----------------------------
opportunity to participate in the following types of retirement plans:

           *For individuals whether or not covered by other qualified plans *For employees of tax exempt organizations

           Capital gains and income received by participants in each of the foregoing plans are exempt from taxation until distribution from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Additional information, including the fees and charges with respect to these plans, is available upon request to the Distributor.

           Individual Retirement Account (IRA). All individuals (whether or not
           -----------------------------------
covered by qualified private or governmental retirement plans) may purchase shares of any of the Funds pursuant to an IRA. However, contributions to an IRA for taxable years after 1986 by an individual who is covered by a qualified private or governmental plan may not be tax-deductible depending on the individual's income. Detailed information concerning the IRA is available from the Distributor. Custodian services are provided by State Street Bank and Trust Company.

           Retirement Plan for Employees of Tax Exempt Organizations (403(b)).
           ------------------------------------------------------------------
Employees of public school systems and certain types of charitable organizations may enter into a deferred compensation arrangement for the purchase of shares of any of the Funds without being taxed currently on the investment. Contributions which are made by the employer through salary reduction are excludable from the gross income of the employee. Such deferred compensation plans, which are intended to qualify under Section 403 (b) of the Internal Revenue Code, are available through the Distributor. Custodian services are provided by State Street Bank and Trust Company.


                              HOW TO MAKE EXCHANGES

           The procedures for exchanging shares of one Fund for those of another are described in the Prospectus under How to Make Exchanges.
                                      ---------------------

           An exchange involves a redemption of all or a portion of shares of one class of a Fund and the investment of the redemption proceeds in shares of a like class in another Fund. The redemption will be made at the per share net asset value of the particular class of shares of a Fund being redeemed which is next determined after the exchange request is received in proper order.

           The shares of the particular class of shares of the Fund being acquired will be purchased when the proceeds from the redemption become available, normally on the day of the exchange request, at the per share net asset value of such class next determined after acceptance of the purchase order by the Fund being acquired in accordance with the customary policy of that Fund for accepting investments.

           The exchange of shares of one class of a Fund for shares of a like class of another Fund will constitute a sale for federal income tax purposes on which the investor will realize a capital gain or loss.

           The exchange privilege may be modified or terminated at any time, and the Funds may discontinue offering shares of any Fund or any class of any Fund generally or in any particular State without notice to shareholders.



                                  HOW TO REDEEM

           The procedures for redeeming shares of a Fund are described in the Prospectus under How to Redeem.
                 -------------

           Proceeds will normally be forwarded on the second day on which the New York Stock Exchange is open after a redemption request is processed; however, the Funds reserve the right to take up to three (3) business days to make payment. This amount may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

           Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption to Quantitative Group of Funds. Shareholders who redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholders of record or sent to an address other than the address of record, must have their signature(s) guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, the Funds may require additional documentation of a customary nature. Shareholders who have authorized the Funds to accept telephone instructions may redeem shares credited to their accounts by telephone. Once made, a telephone request may not be modified or canceled.

           The Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds and the Transfer Agent fail to do so, they may be liable for any losses due to unauthorized or fraudulent transactions. The Funds provide written confirmation of all transactions effected by telephone and only mail the proceeds of telephone redemptions to the redeeming shareholder's address of record.

           The Funds may suspend this right of redemption and may postpone payment for more than seven days only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by order of the Securities and Exchange Commission.

           The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the number of shares in the shareholder's account falls below a specified amount, currently set at 50 shares. Shareholders will be notified and will have 30 days to bring the account up to the required amount before any redemption action will be taken by the Funds. To prevent a shareholder from becoming an affiliate of the Funds, the Funds reserve the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

                         CALCULATION OF NET ASSET VALUE

           Net asset value per share of each class of shares of a Fund will be determined as of close of market on the New York Stock Exchange ("NYSE"), on each day on which the NYSE is open for trading. Currently, the NYSE is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The International Equity and Foreign Frontier Funds may invest in securities listed on foreign exchanges which trade on days on which the International Equity and Foreign Frontier Funds do not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of the International Equity and Foreign Frontier Funds may be significantly affected on such days.

           Securities for which market quotations are readily available shall be valued at market value, which is determined by using the last reported sale price on the primary exchange or market for each such security, or, if no sales are reported - as in the case of some securities traded over-the-counter - the mean between the last reported bid and asked prices. Securities quoted in foreign currencies shall be translated into U.S. dollars based upon the prevailing exchange rate of each business day. Short-term notes having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, subject to a determination by the Trustees that this method represents fair value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

           The fair value of any restricted securities from time to time held by a Fund is determined by its Advisor in accordance with procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

           Market quotations are not considered to be readily available for long-term corporate bonds, debentures and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

           For purposes of determining the net asset value per share of each class of a Fund, all assets and liabilities initially expressed in foreign currencies will be valued in U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars.

           Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to 4:15 p.m. Eastern time upon the close of business on the primary exchange for such securities. The values of such securities used in determining the net asset value of the Funds' shares are computed as of such other times. Foreign currency exchange rates are also generally determined prior to 4:15 p.m. Eastern time. Occasionally, events affecting the value of such securities may occur between such times and 4:15 p.m. Eastern time which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of the Funds' securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

           Expenses of the Funds directly charged or attributable to any Fund will be paid from the assets of that Fund except that 12b-1 Plan expenses will not be borne by holders of Institutional Shares of the Funds and each class of shares of the Fund will bear its own transfer agency fees. General expenses of the Funds will be allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.


                                  DISTRIBUTIONS

           Each Fund will be treated as a separate entity for federal income tax purposes (see Taxation), with its net realized gains or losses being determined
              --------
separately, and capital loss carryovers determined and applied on a separate Fund basis.


                                    TAXATION

           It is the policy of each Fund offered to the public to qualify as a "regulated investment company" ("RIC") by complying with provisions of the Internal Revenue Code relieving investment companies which distribute substantially all of their net income (both net investment income and net realized capital gains) from federal income tax on the amounts distributed.

           In order to qualify as a RIC, each Fund must (a) derive at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock or securities and certain payments with respect to securities loans; (b) derive less than 30% of its gross income from the sale or the other disposition of stock or securities and certain other financial instruments and foreign currencies held less than three months; and (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities and securities of RIC's). These requirements may limit each Fund's ability to write covered call options.

           Income dividends and short-term capital gain distributions, whether received in shares or in cash, are treated by shareholders as ordinary income for federal income tax purposes. Corporate shareholders may be eligible for a 70% dividends-received deduction if all of the net income of a Fund (other than long-term capital gain) consists of dividends from domestic corporations. The 70% deduction is reduced to the extent such net income is derived from other sources, such as dividends from foreign corporations, interest or net short-term capital gains. Distributions which are designated by a Fund as long-term capital gains, whether received in shares or in cash, are taxable to shareholders as long-term capital gains (regardless of how long the distributed has been a shareholder). Any loss from the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions paid with respect to such shares.

           Investment income received by the International Equity Fund or Foreign Frontier Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that these Funds are liable for foreign income taxes withheld at the source, the Funds also intend to operate so as to meet the requirements of the Code to "pass through" to the Funds' shareholders the credit for foreign income taxes paid, but there can be no assurance that the Funds will be able to do so.

           Investment by the International Equity Fund or Foreign Frontier Fund in a passive foreign investment company ("PFIC") would subject the Funds to the U.S. federal income tax. PFIC rules provide that, if the Funds elect to treat a PFIC as a "qualified electing fund" ("QEF"), then current income and capital gains realized by the PFIC are taxed to the Funds whether or not they are actually distributed by the PFIC. If the PFIC does not make such distributions, the Funds would have to distribute equivalent amounts to their shareholders from their other assets in order to be relieved of current taxes on such amounts and, possibly, in order to qualify for federal income taxation as a regulated investment company and to avoid Federal excise tax. Making QEF elections may not always be desirable or feasible. If a QEF election were not made for a PFIC, the Funds would be subject to a U.S. Federal income tax and other charges, including an interest element, on any gain from the sale of its investment in that PFIC or on certain distributions made by that PFIC, which other charges could not be eliminated by having the Fund make distributions to its shareholders. The U.S. Treasury Department has recently promulgated regulations that permit the Funds to elect to mark-to-market each year its shares in all

PFICs for which it has not always had in effect QEF elections, in which case the Fund would generate currently taxable ordinary income and possibly some non-deductible interest charges on any unrealized gains on such shares, but current taxation of the Funds could be generally eliminated by its making appropriate distributions to shareholders. The Funds intend to make this election for the fiscal year ended March 31, 1998 and for future years.

           Each Fund is required to withhold, for income taxes, 31% of dividends, distributions and redemption payments if any of the following circumstances exist: (i) a shareholder fails to provide the Fund with a correct taxpayer identification number ("TIN"); (ii) the Fund is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or
(iii) the Fund is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholdings may also be required with respect to accounts where the shareholder fails to certify that (i) the TIN provided is correct and (ii) the shareholder is not subject to such withholding. However, withholding will not be required in the case of certain exempt entities nor in the case of those shareholders who comply with the procedures as set forth by the Internal Revenue Service.

           The information in this section and under the caption Dividends and Distribution; Taxation in the Prospectus relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The foregoing is a general discussion, and investors should consult their tax advisers with respect to specific tax issues and with respect to the application of federal, state and local tax laws to their individual circumstances.

           The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, the Manager believes that neither any Fund nor the Trust will be liable for any income or franchise tax in the Commonwealth of Massachusetts.

                           OTHER INVESTMENT PRACTICES
                           --------------------------

     Foreign Currency Transactions. A forward foreign currency exchange contract
     -----------------------------
involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    Since investments in foreign companies will usually involve currencies of foreign countries, and since the International Equity and Foreign Frontier Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Funds will generally not enter into a forward contract with a term of greater than one year. The Funds' Custodian will place cash or liquid debt securities into a segregated account of the series in an amount equal to the value of the Funds' total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts.

    The International Equity and Foreign Frontier Funds will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when a Fund's Advisor believes that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may enter into a forward contract to sell an amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies where certain of such currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion, or up to 75% of the value of its assets, to the consummation of these contracts. The Fund's Advisor will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Other than as set forth above, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Fund's Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Funds' Advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.


     Short-term Debt Obligations. The Numeric Fund, Numeric II Fund, Growth and
     ---------------------------
Income Fund, International Equity Fund, and Foreign Frontier Fund may invest in Short-term Debt Obligations for temporary defensive purposes, and each Fund may invest in Short-term Debt Obligations for liquidity purposes (e.g., for redemption of shares, to pay expenses or pending other investments). Short-term Debt Obligations may include obligations of the U.S. government and (in the case of the International Equity Fund and Foreign Frontier Fund) securities of foreign governments. Short-term Debt Obligations may also include certificates of deposit and bankers acceptances issued by U.S. banks (and, in the case of the International Equity Fund and Foreign Frontier Fund, foreign banks) having deposits in excess of $2 billion, commercial paper, short-term corporate bonds, debentures and notes and repurchase agreements, all with one year or less to maturity. Investments in commercial paper are limited to obligations (i) rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, or in the case of any instrument that is not rated, of comparable quality as determined by the Manager or Advisor, or (ii) issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's. Investments in other corporate obligations are limited to those having a maturity of one year or less and rated Aaa or Aa by Moody's or AAA or AA by Standard & Poor's.

     Bond Ratings. The Moody's Investors Service, Inc. bond ratings cited above
     ------------
are as follows:

     Aaa: Bonds that are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

     Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or other elements may make long-term risks appear greater than those of "Aaa" securities.

     The Standard & Poor's Corporation bond ratings cited above are as follows:

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

     Repurchase Agreements. A repurchase agreement is a contract under which a
     ---------------------
Fund would acquire a security for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with
(i) commercial banks or (ii) registered broker-dealers. Although each Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Funds' present intention to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies or instrumentalities. While the repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreements (and, for this purpose, the underlying security will be marked to market daily), if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

     Securities Loans. Each Fund may make secured loans of its portfolio
     ----------------
securities amounting to not more than 30% of its total assets. See Investment
                                                                   ----------
Restrictions of the Funds. The risks in lending portfolio securities, as with
-------------------------
other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that a Fund's Advisor believes to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents (such as U.S. Treasury bills) at least equal at all times to the market value of the securities lent. The borrower pays to a Fund an amount equal to any dividends or interest received on the securities lent. A Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the security involved.

     Options. The Numeric Fund, Numeric II Fund, Growth and Income Fund, and
     -------
Foreign Frontier Fund may write covered call options which are traded on national securities exchanges with respect to stocks in their portfolios (ensuring that the Funds at all times will have in their portfolios the securities which they may be obligated to deliver if the options are exercised). The "writer" of a call option gives to the purchaser of that option the right to buy the underlying security from the writer at the exercise price prior to the expiration date of the call. Call options are generally written for periods of less than six months. Each of these Funds' ability to write such options may be limited by its intention to qualify as a "regulated investment company" under the Internal Revenue Code. See Taxation. These Funds may write covered call
                               --------
options on securities in their portfolios in an attempt to realize a greater current return than would be realized on the securities alone or to provide greater flexibility in disposing of such securities. The Numeric Fund, Numeric II Fund, Growth and Income Fund, and Foreign Frontier Fund may also write call options to partially hedge a possible stock market decline. Because these Funds' objective is growth of capital, covered call options would not be written except at a time when it is believed that the price of the common stock on which the call is being written will not rise in the near future and the Fund does not desire to sell the common stock for tax or other reasons. The writer of a covered call option receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as these Funds remain obligated as writers of covered calls, they forego the opportunity to profit from increases in the market prices of the underlying securities above the exercise prices of the options, except insofar as the premiums represent such profits, and retain the risk of loss should the value of the underlying securities decline. These Funds may also enter into "closing purchase transactions" in order to terminate their obligations as writers of covered call options prior to the expiration of the options. Although limiting writing covered call options to those which are traded on national securities exchanges increases the likelihood of being able to make closing purchase transactions, there is no assurance that these Funds will be able to effect such transactions at any particular time or at an acceptable price. If the Funds were unable to enter into a closing purchase transaction, the principal risks to the Funds would be the loss of any capital appreciation of the underlying security in excess of the exercise price and the inability to sell the underlying security in a down market until the call option was terminated. The writing of covered call options could result in an increase in the portfolio turnover rates of the Funds, especially during periods when market prices of the underlying securities appreciate.

               Short Sales. The Numeric II Fund also may engage in short sales
               -----------
of securities. These transactions involve the Fund selling securities it does not own in anticipation of a decline in the market value of that security. To effect such transactions, the Fund must borrow the security to make delivery to a buyer and then later replace the borrowed security by purchasing it at market price. The Adviser may sell securities short in anticipation of a decline in the price of the security between the time it is sold and the time it is purchased for replacement. However, the actual replacement price of the security may be more or less than the price at the time of sale. The Fund will realize a gain if its replacement price is less than the sale price, but will experience a loss if there is an increase in price. The Fund also will incur transaction costs, including interest expenses, and will be required to make margin deposits with brokers until the short position is closed out.

               No securities will be sold short if, after giving effect to any short sales, the value of all securities sold short would exceed 25% of the Fund's net assets. The Fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference between (i) the market value of the securities sold short at the time of sale and (ii) any cash or securities required by the broker to be deposited as margin for the short sale (excluding the proceeds of the short sale). The value of U.S. government securities and cash in the segregated account will be marked to market daily and additional deposits will be added if the value of the Fund's short position declines. At all times, however, the deposits in the segregated account together with the amounts held by the broker as margin will not be less than the initial market value of the securities sold short.

               All of the Funds may sell short securities identical to ones that they own in their portfolios. Such transactions, which are known as "shorting against the box," may be made for the purpose of deferring realization of gain or loss for federal income tax purposes.

     Forward Commitments. Each Fund may make contracts to purchase securities
     -------------------
for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund holds, and maintains until the settlement date in a segregated account with the Funds' custodian, cash or Short-term Debt Obligations in an amount sufficient to meet the purchase price. These debt obligations will be marked to market on a daily basis and additional liquid assets will be added to such segregated accounts as required. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

           Warrants. The Funds may invest in warrants purchased as units or
           --------
attached to securities purchased by the series. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

                      INVESTMENT RESTRICTIONS OF THE FUNDS

           As fundamental policies, which may not be changed without "a vote of the majority of the outstanding voting securities" of a Fund (as defined below) , the Funds will not take any of the following actions with respect to such
Fund:

                (1) purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

                (2) purchase any security if as a result any Fund would then have more than 10% of the value of its net assets (taken at current value) invested in any of the following types of investment vehicles: in securities of companies (including predecessors) less than three years old, in securities which are not readily marketable, in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in repurchase agreements which have a maturity longer than seven (7) days, provided, however, that no Fund may invest more than 15% of its assets in illiquid securities;

                (3) make short sales of securities or maintain a short position, if, for the Numeric II Fund, as a result the value of all securities sold short would exceed 25% of the Fund's net assets; or, for all other Funds, unless at all times when a short position is open the particular Fund owns an equal amount of such securities or securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that Index.);

                (4) issue senior securities, borrow money or pledge its assets except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security.);

                (5) purchase or retain securities of any company if, to the knowledge of the Funds, officers and Trustees of the Funds or of the Manager or of the Advisor of the particular Funds who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

                (6) buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

                (7) act as underwriter except to the extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

                (8) make investments for the purpose of exercising control or management;

                (9) participate on a joint or joint and several basis in any trading account in securities;

                (10) write, purchase, or sell puts, calls or combinations thereof, except that: (i) the Numeric, Numeric II Fund, Growth and Income Fund, and Foreign Frontier Fund may each write covered call options with respect to all of their portfolio securities; (ii) the Numeric II Fund and Foreign Frontier Fund may purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector; (iii) the Numeric Fund may purchase put and call options on stock index futures and on stock indices; (iv) the International Equity Fund may purchase and write call options on stock index futures and on stock indices; and (v) each of the Funds may sell and purchase such options to terminate existing positions;

                (11) invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

                (12) make loans, except (i) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of a Fund's total assets). The purchase of a portion of an issue of such securities distributed publicly, whether or not such purchase is made on the original issuance, is not considered the making of a loan;

                (13) invest more than 25% of the value of its total assets in any one industry;

           No more than 5% of the value of a Fund's total assets will be invested in repurchase agreements which have a maturity longer than seven (7) days, (Investments in repurchase agreements which have a longer maturity are not considered to be readily marketable and their purchase is therefore also restricted as set forth in restriction number (2) above). In addition, a Fund will not enter into repurchase agreements with a securities dealer if such transactions constitute the purchase of an interest in such dealer under the Investment Company Act of 1940.

           All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

           As provided in the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" necessary to amend a fundamental policy as to any Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such Fund or (2) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Funds have undertaken to a state securities authority that, so long as the state authority requires and shares of the Funds are registered for sale in that state, the Funds will not acquire or retain the securities of open-end investment companies.

                              PERFORMANCE MEASURES

                Average Annual Total Rate of Return(1), (2), (3)

                                                    Year Ended     5 Years Ended     10 Years Ended
                                                  March 31, 1997   March 31, 1997    March 31, 1997       Since Inception
                     Numeric Fund
                       Ordinary Shares                 0.70%             __                  __            21.77% (8/3/92)
                       Institutional Shares            2.22%             __                  __            17.63% (1/6/93)
                     Numeric II Fund
                       Ordinary Shares                17.47%             __                  __            25.32% (3/21/95)
                       Institutional Shares           17.51%             __                  __            24.73% (4/17/95)
                     Growth and Income Fund
                       Ordinary Shares                16.79%           13.19%              12.32%          14.58% (5/9/85)
                       Institutional Shares           18.62%           13.99%                __            13.58% (3/25/91)
                     International Equity Fund
                       Ordinary Shares                 2.79%            7.49%                __             3.50% (7/31/87)
                       Institutional Shares            4.38%             __                  __             1.63% (8/25/94)
                     Foreign Frontier Fund
                       Ordinary Shares                 9.16%             __                  __            (2.24%) (8/8/94)
                       Institutional Shares             __               __                  __             9.54%  (4/2/96)

 (1) Total return with all dividends and capital gains reinvested. The performance data quoted represents past performance. The investment return and principal value of a current investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) These results reflect the impact of a 2% expense cap applicable to the Quantitative Numeric Fund, Quantitative Growth and Income Fund, and Quantitative International Equity Fund (when applicable) as described in the Prospectus, and expense waivers and/or reimbursements applicable to the Funds. If the expenses had not been subsidized, the performance would have been lower.

(3) The return for the Ordinary Shares of the Funds takes into account a one percent (1%) deferred sales charge imposed at the time of redemption. The deferred sales charge is not imposed in the case of redemptions of Institutional Shares, redemptions of Ordinary Shares of the Numeric II Fund purchased on or after August 1, 1996, involuntary redemptions, redemptions of Shares tendered for exchange and redemptions of Shares held by contributory plans qualified under
           Section 401(k) of the Internal Revenue Code or for certain other redemptions. (See How to Redeem in the Prospectus.) The returns for the Institutional Shares of the Foreign Frontier Fund are aggregate total return figures covering a period of less than one year and are not annualized.

           From time to time, the Funds may advertise their performance in various ways. These methods include providing information on the returns of the Funds and comparing the performance of the Funds to relevant benchmarks. Performance will be stated in terms of total return. "Total return" figures are based on the historical performance of each Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

           Under the rules of the Securities and Exchange Commission (the "Commission"), funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

           P(1+T)/n/ = ERV

Where:     P = a hypothetical initial payment of $1,000

           T = average annual total return

           n = number of years (1, 5, or 10)

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the "n" year period (or fractional portion thereof) at the end of such period.

     The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods plus the time period since the effective date of the registration statement relating to the particular Fund. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are deemed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed on the Fund. The average annual total returns for the Funds are set forth in the Prospectus under the caption Performance Data.
                             ----------------

     In reports to shareholders or other literature, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services Inc. (Lipper) or Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds. The Funds may also compare their performance to the Standard & Poor's 500 Stock Index (S&P 500) or Standard & Poor's 400 Mid Cap Index, indexes of unmanaged groups of common stocks; the Russell 2000, an unmanaged index of the smallest 2,000 of the 3,000 largest U.S. companies; the Morgan Stanley Capital International Europe, Australia, Far East Index, an index of unmanaged groups of common stocks of foreign companies having their principal business activities in one of eighteen foreign countries in Europe, Australia, and the Far East; or the Baring Emerging Markets Index, International Finance Corporation Investable Composite Index or the Morgan Stanley Capital International Emerging Markets Free Index, indexes of unmanaged groups of common stocks of foreign companies having their principal business activities in emerging nations. In making such comparisons, the Funds may from time to time include a total aggregate return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to make a more accurate comparison to other measures of investment return. For such purposes, the Funds calculate their aggregate total return in the same manner as the above formula except that no sales charges are deducted from the initial amount. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The Funds, however, will disclose the maximum sales charge and will also disclose that the performance data so quoted do not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted. Such alternative information will be given no greater prominence in such sales literature than the information prescribed under Commission rules.

     Performance information, rankings, ratings, published editorial comments and listings reported in national financial publications may also be used in computing performance of the Funds (if the Funds are listed in any such publication). Performance comparisons should not be considered as representative of the future performance of the Funds.


                             THE QUANTITATIVE GROUP

     The Trust was established in 1983 as a business trust under Massachusetts law. A copy of the Amended and Restated Declaration of Trust (as amended through July 19, 1993) amending and restating the Agreement and Declaration of Trust dated June 27, 1983, is on file with the Secretary of the Commonwealth of Massachusetts. The Trust has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into five series of shares, the Funds, each comprised of two classes of shares. There are no rights of conversion between shares of different Funds which are granted by the Amended and Restated Declaration of Trust, but holders of shares of either class of a Fund may exchange all or a portion of their shares for shares of a like class in another Fund (subject to their respective minimums). No exchanges are permitted from one class of shares to another class of shares of the same or a different Fund.

       These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote, including the election of Trustees. Shares vote by individual Fund on all matters except that (i) when the Investment Company Act of 1940 so requires, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees of the Funds have determined that a matter affects only the interest of one or more Funds, then only holders of shares of such Fund shall be entitled to vote thereon.

       There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of each Fund and filed with the Funds' custodian or by a vote of the holders of two-thirds of the outstanding shares of each Fund at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold, in the aggregate, shares having a net asset value of at least $25,000, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

       Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation of the Trust are entitled to receive the net assets of their Fund, but not of the other Funds. Shareholders have no preemptive rights. The Funds' fiscal year ends on the last day of March.

       Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Funds. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he was a shareholder would be unable to meet its obligations.

                                     EXPERTS

       The audited financial statements as of March 31, 1997 included in this Statement of Additional Information have been so included in reliance upon the report of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE NUMERIC FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK--92.4% (a)

                                                   Shares    Value
APPAREL & TEXTILES--1.9%
 Finish Line Inc., Class A (b)                     57,225 $ 1,273,256
                                                          -----------
AUTO PARTS--2.0%
 Gentex Corporation (b) (with rights exp. 8/26/01) 68,300   1,348,925
                                                          -----------
BANKS--2.0%
 Bank Plus Corporation (b)                         38,360     397,985
 PFF Bancorp Inc. (b)                              66,560     956,800
                                                          -----------
                                                            1,354,785
                                                          -----------
BUSINESS SERVICES--4.4%
 APAC TeleServices Inc. (b)                        34,615     899,990
 BA Merchant Services Inc., Class A (b)            76,545   1,052,494
 National Techteam Inc. (b)                        61,185     948,367
                                                          -----------
                                                            2,900,851
                                                          -----------
COMPUTERS & BUSINESS
 EQUIPMENT--1.4%
 Xircom Inc. (b)                                   60,800     919,600
                                                          -----------
CONSTRUCTION MATERIALS--2.5%
 Medusa Corporation                                43,625   1,635,937
                                                          -----------
DRUGS & HEALTH CARE--13.8%
 Curative Health Services Inc. (b)                 48,380   1,112,740
 FPA Medical Management Inc. (b)                   45,980     885,115
 Lincare Holdings Inc. (b)                         32,740   1,350,525
 Multicare Companies Inc. (b)                      71,470   1,348,996
 North American Vaccine Inc. (b)                   38,560     776,020
 Orthodontic Centers of America Inc. (b)           86,715   1,170,652
 Quintiles Transnational Corporation (b)           17,550     945,506
 Quorum Health Group Inc. (b)                      45,690   1,410,679
 Theragenics Corporation                            9,640     144,600
                                                          -----------
                                                            9,144,833
                                                          -----------
ELECTRIC UTILITIES--1.7%
 TNP Enterprises Inc.                              52,000   1,111,500
                                                          -----------
ELECTRICAL EQUIPMENT--1.4%
 Symmetricom Inc. (b)                              65,220     929,385
                                                          -----------
ELECTRONICS--2.1%
 SCI Systems Inc. (b)                              27,085   1,371,178
                                                          -----------
FINANCIAL SERVICES--10.8%
 Aames Financial Corporation                       41,805     846,551
 AmeriCredit Corporation (b)                       66,390   1,153,526
 First Alliance Company (b)                        43,910   1,031,885
 Money Store Inc.                                  54,365   1,141,665
 Ocwen Financial Corporation (b)                   43,735   1,268,315
 Pacificamerica Money Center Inc. (b)              33,790   1,013,700
 Wilshire Financial Services Group Inc. (b)        47,035     682,008
                                                          -----------
                                                            7,137,650
                                                          -----------
GAS & PIPELINE UTILITIES--1.7%
 Falcon Drilling (b)                               30,450   1,126,650
                                                          -----------
GAS EXPLORATION--2.3%
 Nuevo Energy Company (b)                          18,555     712,048
 Seagull Energy Corporation (b)                    44,300     797,400
                                                          -----------
                                                            1,509,448
                                                          -----------
HOMEBUILDERS--0.8%
 Centex Corporation                                15,880     559,770
                                                          -----------

                                         Shares     Value
HOTELS AND RESTAURANTS--1.4%
 Showbiz Pizza Time Inc. (b)              51,555 $   902,212
                                                 -----------
HOUSEHOLD APPLIANCES/
 FURNISHING--1.8%
 Furniture Brands International Inc. (b)  79,055   1,185,825
                                                 -----------
INDUSTRIAL MACHINERY--1.3%
 Wyman Gordon Company (b)                 43,880     894,055
                                                 -----------
INSURANCE--5.9%
 American Bankers Insurance Group Inc.    28,700   1,399,125
 CMAC Investment Corporation              40,710   1,358,696
 Fremont General Corporation              40,380   1,135,688
                                                 -----------
                                                   3,893,509
                                                 -----------
PETROLEUM SERVICES--3.4%
 Marine Drilling Companies Inc. (b)       60,455   1,073,076
 Pride Petroleum Services Inc. (b)        58,750   1,219,063
                                                 -----------
                                                   2,292,139
                                                 -----------
POLLUTION CONTROL--2.1%
 United Waste Systems Inc. (b)            36,605   1,363,536
                                                 -----------
RETAIL GROCERY--1.5%
 Richfood Holdings Inc.                   54,525   1,022,344
                                                 -----------
RETAIL TRADE--8.2%
 Dress Barn (b)                           62,295   1,051,228
 JumboSports Inc. (b)                    103,810     570,955
 Lands End Inc. (b)                       57,945   1,535,543
 Ross Stores Inc.                         50,074   1,270,628
 Tiffany & Company                        27,000   1,026,000
                                                 -----------
                                                   5,454,354
                                                 -----------
SAVINGS AND LOAN--3.8%
 Astoria Financial Corporation            33,630   1,210,680
 Glendale Federal Bank (b)                56,250   1,293,750
                                                 -----------
                                                   2,504,430
                                                 -----------
SOFTWARE--10.5%
 Arbor Software Corporation (b)           32,820     820,500
 Credit Management Solutions Inc. (b)     33,355     341,889
 Forte Software Inc. (b)                  22,600     519,800
 International Network Services (b)       31,230     585,563
 Rational Software Corporation (b)        23,345     481,491
 Siebel Systems Inc. (b)                  62,420   1,045,535
 Technology Modeling Associates Inc. (b)  54,875     569,328
 Vantive Corporation (b)                  41,970     860,385
 Videoserver Inc. (b)                     28,760     679,455
 Wind River Systems Inc. (b)              46,410   1,096,436
                                                 -----------
                                                   7,000,382
                                                 -----------
TELECOMMUNICATION
 SERVICES--2.3%
 Allin Communications Corporation (b)     57,015     798,210
 DSP Communications Inc. (b)              55,770     536,786
 NACT Telecommunications Inc. (b)         30,955     181,861
                                                 -----------
                                                   1,516,857
                                                 -----------
TIRES AND RUBBER--1.4%
 Safeskin Corporation (b)                 51,720     937,425
                                                 -----------
TOTAL COMMON STOCK
 (Cost $70,016,054)                              $61,290,836
                                                 ===========

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE NUMERIC FUND--CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--6.6% (a)
                                                       Par Value     Value
 State Street Repo 4%, 1 April, 1997 (Cost $4,390,000)
 (Dated 3/31/97), Collaterized by $3,765,000 U.S.
 Treasury Bond 8.875%, 2/15/2019, Market Value
 $4,481,551, Repurchase Proceeds $4,390,488.           $4,390,000 $ 4,390,000
                                                                  -----------
 TOTAL SHORT TERM INVESTMENTS
 (Cost $4,390,000)                                                $ 4,390,000
                                                                  -----------
 TOTAL INVESTMENTS--99.0% (A)
 (Cost $74,406,054) (c)                                           $65,680,836
                                                                  ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At March 31, 1997, the net unrealized depreciation of investments based on aggregate cost for federal tax purposes of $74,466,287 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $  1,282,399
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (10,067,850)
                                                                ------------
   Net unrealized depreciation                                  $ (8,785,451)
                                                                ============




  The accompanying notes are an integral part of these financial statements.

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE NUMERIC II FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK--98.1% (a)

                                                       Shares   Value
APPAREL & TEXTILES--4.2%
 Tommy Hilfiger Corporation (b)                        3,440  $  179,740
 Fruit Of The Loom Inc., Class A (b)                   4,820     200,030
                                                              ----------
                                                                 379,770
                                                              ----------
AUTOMOBILES--1.6%
 Lear Corporation (b)                                  4,310     143,846
                                                              ----------
BANKS--4.3%
 Charter One Financial Inc.                            4,185     183,617
 Union Planters Corporation (with rights exp. 1/19/99) 5,015     203,734
                                                              ----------
                                                                 387,351
                                                              ----------
CHEMICALS--1.4%
 Goodrich B.F. Company                                 3,500     128,187
                                                              ----------
COMPUTERS & BUSINESS
 EQUIPMENT--8.5%
 Cisco Systems Inc. (b)                                3,500     168,438
 Compaq Computer Corporation (b)                       2,350     180,069
 Gateway 2000 Inc. (b)                                 4,700     240,875
 Micron Electronics Inc. (b)                           9,825     187,903
                                                              ----------
                                                                 777,285
                                                              ----------
CONGLOMERATES--3.3%
 Lancaster Colony Corporation
  (with rights exp. 4/20/00)                           2,600     119,600
 U.S. Industries Inc. (b)                              5,060     178,365
                                                              ----------
                                                                 297,965
                                                              ----------
CONTAINERS & GLASS--3.3%
 Crown Cork & Seal Inc.                                3,120     161,070
 Temple-Inland Inc.                                    2,750     144,375
                                                              ----------
                                                                 305,445
                                                              ----------
DRUGS & HEALTH CARE--10.5%
 Biogen Inc. (b)                                       4,610     172,299
 Bristol-Myers Squibb Company                          2,200     129,800
 MedPartners Inc. (b)                                  6,940     147,475
 Oxford Health Plans Inc. (b)                          1,640      96,145
 Schering-Plough Corporation                           3,000     218,250
 Warner-Lambert Company                                2,240     193,760
                                                              ----------
                                                                 957,729
                                                              ----------
ELECTRIC UTILITIES--3.6%
 Entergy Corporation                                   4,100     100,450
 Montana Power Company                                 5,100     109,650
 New York State Electric & Gas Corporation             5,300     114,613
                                                              ----------
                                                                 324,713
                                                              ----------
ELECTRICAL EQUIPMENT--1.8%
 Raychem Corporation                                   1,955     161,043
                                                              ----------
FOOD & BEVERAGES--1.8%
 Coca-Cola Enterprises Inc.                            2,795     160,363
                                                              ----------
GAS EXPLORATION--3.1%
 Apache Corporation                                    4,500     150,750
 Oryx Energy Company (b)                               6,760     130,130
                                                              ----------
                                                                 280,880
                                                              ----------
HOMEBUILDERS--0.8%
 Centex Corporation                                    2,075      73,144
                                                              ----------

                                        Shares   Value
INDUSTRIAL MACHINERY--2.0%
 U.S. Filter Corporation (b)             5,790 $  178,766
                                               ----------
INSURANCE--5.6%
 ITT Hartford Group Inc.                 1,515    109,269
 Ohio Casualty Corporation               4,565    187,736
 Old Republic International Corporation  8,205    210,253
                                               ----------
                                                  507,258
                                               ----------
LEISURE TIME--2.1%
 International Game Technology          11,875    191,484
                                               ----------
NEWSPAPERS--2.6%
 Times Mirror Company, Class A           4,375    238,984
                                               ----------
PAPER--2.3%
 Fort Howard Corporation (b)             6,700    208,537
                                               ----------
PETROLEUM SERVICES--3.3%
 Global Marine Inc. (b)                  7,035    151,252
 Noble Drilling Corporation (b)          8,695    149,989
                                               ----------
                                                  301,241
                                               ----------
RETAIL GROCERY--3.9%
 American Stores Company
  (with rights exp. 3/18/98)             4,470    198,915
 Food Lion Inc., Class A                19,000    155,563
                                               ----------
                                                  354,478
                                               ----------
RETAIL TRADE--6.1%
 Blyth Industries Inc. (b)               2,975    107,472
 Corporate Express Inc. (b)              7,342     75,256
 Ross Stores Inc.                        7,800    197,925
 TJX Companies Inc.                      4,150    177,413
                                               ----------
                                                  558,066
                                               ----------
SAVINGS AND LOAN--8.4%
 Ahmanson H.F. & Company                 5,110    186,515
 Great Western Financial Corporation     5,500    222,063
 Greenpoint Financial Corporation        3,325    171,237
 Washington Mutual Inc.                  3,850    186,003
                                               ----------
                                                  765,818
                                               ----------
SOFTWARE--8.9%
 Compuware Corporation (b)               4,200    263,550
 Electronic Arts (b)                     5,000    133,125
 Electronics For Imaging Inc. (b)        3,880    154,715
 Equifax Inc.                            4,700    128,075
 HBO & Company                           2,750    130,625
                                               ----------
                                                  810,090
                                               ----------
TELECOMMUNICATION SERVICES--1.4%
 PairGain Technologies Inc. (b)          4,310    127,684
                                               ----------
TELEPHONE--1.2%
 LCI International Inc. (b)              6,455    108,121
                                               ----------
TOBACCO--2.1%
 RJR Nabisco Holdings Corporation        5,900    190,275
                                               ----------
 TOTAL COMMON STOCK
  (Cost $8,177,177)                            $8,918,523
                                               ----------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE NUMERIC II FUND--CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--2.7% (a)

                                                              Par
                                                             Value     Value
 State Street Repo 2%, 1 April, 1997 (Cost $245,000) (Dated
 3/31/97), Collateralized by $205,000 U.S. Treasury Bond
 9.125%, 5/15/2018, Market Value $253,957, Repurchase
 Proceeds $245,013.                                         $245,000 $  245,000
                                                                     ----------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $245,000)                                                    $  245,000
                                                                     ==========
 TOTAL INVESTMENTS--100.8% (A)
  (Cost $8,422,177) (c)                                              $9,163,523
                                                                     ==========

(a)  Percentages indicated are based upon total net assets.
(b)  Non-income producing security.
(c) At March 31, 1997, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $8,437,833 was as follows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost                $1,214,894
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value                  (489,204)
                                                                   ----------
   Net unrealized appreciation                                     $  725,690
                                                                   ==========




  The accompanying notes are an integral part of these financial statements.

[LOGO OF QUANTITATIVE GROUP OF FUNDS
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE DISCIPLINED GROWTH FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK--26.1% (a)

                                            Shares  Value
BANKS--1.3%
 BanPonce Corporation                         700  $ 24,850
                                                   --------
BUSINESS SERVICES--5.3%
 Comdisco, Inc. (with rights exp. 11/17/97)   700    21,788
 Corrections Corporation America (b)          900    21,825
 Robert Half International Inc. (b)         1,700    59,288
                                                   --------
                                                    102,901
                                                   --------
CHEMICALS--2.7%
 Cabot Corporation                          1,400    33,600
 Lubrizol Corporation                         600    19,500
                                                   --------
                                                     53,100
                                                   --------
CONTAINERS & GLASS--2.4%
 Temple-Inland Inc.                           900    47,250
                                                   --------
DOMESTIC OIL--1.0%
 Noble Affiliates Inc.                        500    18,875
                                                   --------
DRUGS & HEALTH CARE--1.6%
 McKesson Corporation                         500    32,000
                                                   --------
ELECTRIC UTILITIES--2.6%
 Pinnacle West Capital Corporation          1,700    51,211
                                                   --------
HOTELS AND RESTAURANTS--1.5%
 Wendy's International Inc.                 1,400    28,875
                                                   --------
INSURANCE--1.6%
 Conseco Inc.                                 900    32,063
                                                   --------
PETROLEUM SERVICES--1.4%
 Reading & Bates Corporation (b)            1,200    27,150
                                                   --------
STEEL--1.8%
 Bethleham Steel Corporation (b)
  (with rights exp. 10/18/98)               4,200    34,650
                                                   --------
TELEPHONE--2.9%
 Cincinnati Bell Inc.                       1,000    56,500
                                                   --------
 TOTAL COMMON STOCK
  (Cost $526,125) (c)                              $509,425
                                                   ========

(a)  Percentages indicated are based upon total net assets.
(b)  Non-income producing security.
(c) At March 31, 1997, the net unrealized depreciation of investments based on aggregate cost for federal tax purposes of $526,306 was as follows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost.               $ 14,167
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value.                (31,048)
                                                                   --------
   Net unrealized depreciation                                     $(16,881)
                                                                   ========

   The accompanying notes are an integral part of these financial statements.

[LOGO OF QUANTITATIVE GROWTH AND INCOME FUND]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK--97.3% (a)

                                   Shares    Value
AEROSPACE--2.2%
 General Dynamics Corporation       7,400 $   498,575
 Northrop Grumman Corporation       6,600     499,125
                                          -----------
                                              997,700
                                          -----------
APPAREL & TEXTILES--1.2%
 V.F. Corporation                   8,000     535,000
                                          -----------
AUTOMOBILES--1.7%
 Chrysler Corporation              14,200     426,000
 Ford Motor Company                11,000     345,125
                                          -----------
                                              771,125
                                          -----------
BANKS--4.0%
 AmSouth Bancorporation             4,300     207,475
 BankAmerica Corporation            6,900     695,175
 Barnett Banks Inc.                 1,900      88,350
 Charter One Financial Inc.         5,565     244,164
 Comerica Inc.                      5,000     281,875
 Mercantile Bankshares Corporation  7,900     266,625
                                          -----------
                                            1,783,664
                                          -----------
BUSINESS SERVICES--0.3%
 AccuStaff Inc. (b)                 3,800      63,650
 Cognizant Corporation              1,800      52,425
                                          -----------
                                              116,075
                                          -----------
CHEMICALS--2.7%
 Dow Chemical Company               5,500     440,000
 International Specialty Products   8,400     105,000
 Lubrizol Corporation               3,600     117,000
 PPG Industries Inc.                4,100     221,400
 Rohm & Haas Company                4,400     329,450
                                          -----------
                                            1,212,850
                                          -----------
COMPUTERS & BUSINESS
 EQUIPMENT--7.9%
 Cisco Systems Inc. (b)             2,600     125,125
 Compaq Computer Corporation (b)   11,000     842,875
 Dell Computer Corporation (b)     13,800     933,225
 Gateway 2000 Inc. (b)             11,800     604,750
 Micron Electronics Inc. (b)        9,300     177,863
 Pitney Bowes Inc.                  3,200     188,000
 Quantum Corporation (b)            2,500      96,563
 Western Digital Corporation (b)
  (with rights exp. 11/30/98)      10,100     571,913
                                          -----------
                                            3,540,314
                                          -----------
CONSTRUCTION & MINING
 EQUIPMENT--2.5%
 Case Corporation                   9,600     487,200
 Caterpillar Inc.                   8,000     642,000
                                          -----------
                                            1,129,200
                                          -----------
CONSTRUCTION MATERIALS--1.1%
 USG Corporation (b)               15,500     486,312
                                          -----------
COSMETICS & TOILETRIES--0.8%
 Avon Products Inc.                 6,900     362,250
                                          -----------
DOMESTIC OIL--1.2%
 Murphy Oil Corporation             3,000     141,000
 Phillips Petroleum Company        10,100     412,838
                                          -----------
                                              553,838
                                          -----------

                                      Shares    Value
DRUGS & HEALTH CARE--11.5%
 Allegiance Corporation               21,100 $   466,838
 Amgen Inc. (b)                        1,500      83,813
 Bristol-Myers Squibb Company         18,800   1,109,200
 Manor Care Inc.                      17,000     414,375
 Merck & Company Inc.                 16,900   1,423,825
 Schering-Plough Corporation          12,100     880,275
 Tenet Healthcare Corporation (b)     13,635     335,762
 Wellpoint Health Networks Inc.       10,868     451,022
                                             -----------
                                               5,165,110
                                             -----------
ELECTRIC UTILITIES--3.2%
 Boston Edison Company                10,200     266,475
 Consolidated Edison Company Inc.     12,400     372,000
 Long Island Lighting Company         25,300     607,200
 Rochester Gas & Electric Corporation  9,900     188,100
                                             -----------
                                               1,433,775
                                             -----------
ELECTRICAL EQUIPMENT--2.4%
 Johnson Controls Inc.                 5,300     426,650
 UCAR International Inc. (b)          16,500     653,812
                                             -----------
                                               1,080,462
                                             -----------
ELECTRONICS--5.9%
 Advanced Micro Devices Inc. (b)       8,300     344,450
 Honeywell Inc.                        7,500     509,063
 Intel Corporation                    11,500   1,599,938
 SCI Systems Inc. (b)                  3,500     177,188
                                             -----------
                                               2,630,639
                                             -----------
FINANCIAL SERVICES--3.1%
 Donaldson Lufkin & Jenrette Inc.        600      21,975
 Merrill Lynch & Company Inc.          4,900     420,788
 Money Store Inc.                      3,000      63,000
 Salomon Inc.                          9,000     448,875
 Student Loan Marketing Association    4,500     428,625
                                             -----------
                                               1,383,263
                                             -----------
FOOD & BEVERAGES--6.3%
 Campbell Soup Company                 8,200     380,275
 Coca Cola Company                     8,500     474,937
 ConAgra Inc.                         10,900     591,325
 General Mills Inc.                    5,400     335,475
 Heinz (H.J.) Company                 14,000     553,000
 Hormel Foods Corporation              8,600     220,375
 Interstate Bakeries Corporation (b)   6,000     283,500
                                             -----------
                                               2,838,887
                                             -----------
GAS & PIPELINE UTILITIES--1.8%
 Cooper Cameron Corporation (b)        6,000     411,000
 National Fuel Gas Company             8,900     380,475
                                             -----------
                                                 791,475
                                             -----------
INDUSTRIAL MACHINERY--0.2%
 Applied Materials Inc. (b)            1,500      69,562
                                             -----------
INSURANCE--5.0%
 AMBAC Inc.                            3,100     199,950
 CIGNA Corporation                     4,600     672,175
 KeyCorp                              10,700     521,625
 Loews Corporation                     1,200     106,650
 Marsh & McLennan Companies Inc.       4,300     486,975
 PMI Group Inc.                        5,300     265,663
                                             -----------
                                               2,253,038
                                             -----------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE GROWTH AND INCOME FUND--CONTINUED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

COMMON STOCK--Continued

                                        Shares    Value
INTERNATIONAL OIL--5.8%
 Chevron Corporation                     8,600 $   598,775
 Exxon Corporation                      11,200   1,206,800
 Mobil Corporation                       6,100     796,812
                                               -----------
                                                 2,602,387
                                               -----------
INVESTMENT COMPANIES--0.5%
 Bear Stearns Companies Inc.             8,762     230,002
                                               -----------
LEISURE TIME--0.8%
 Callaway Golf Company                     500      14,313
 MGM Grand Inc. (b)                      9,700     351,625
                                               -----------
                                                   365,938
                                               -----------
MISCELLANEOUS--2.7%
 Costco Companies Inc. (b)              28,300     781,787
 Everest Reinsurance Holdings           14,800     434,750
                                               -----------
                                                 1,216,537
                                               -----------
PAPER--1.4%
 Fort Howard Corporation (b)            19,500     606,937
                                               -----------
PETROLEUM SERVICES--1.0%
 Rowan Companies Inc. (b)
  (with rights exp. 2/25/02)            15,100     341,638
 Valero Energy Corporation               2,500      90,937
                                               -----------
                                                   432,575
                                               -----------
RAILROADS & EQUIPMENT--0.5%
 CSX Corporation                         4,400     204,600
                                               -----------
RETAIL GROCERY--1.1%
 Safeway Inc. (b)                       10,600     491,575
                                               -----------
RETAIL TRADE--7.7%
 Borders Group Inc. (b)                  2,200      41,525
 CVS Corporation                         4,700     216,787
 Dayton Hudson Corporation              19,300     805,775
 Lowes Companies Inc.                   13,400     500,825
 Sears Roebuck & Company                13,400     673,350
 TJX Companies Inc.                     11,700     500,175
 Tiffany & Company                      18,400     699,200
                                               -----------
                                                 3,437,637
                                               -----------
SOFTWARE--2.5%
 Adobe Systems Inc.                      6,700     268,837
 Computer Associates International Inc.  7,050     274,069
 Compuware Corporation (b)               9,400     589,850
                                               -----------
                                                 1,132,756
                                               -----------
STEEL--1.2%
 AK Steel Holding Corporation            3,600     129,600
 USX U.S. Steel Group                   15,600     415,350
                                               -----------
                                                   544,950
                                               -----------
TELECOMMUNICATION SERVICES--0.4%
 Lucent Technologies Inc.                3,844     202,771
                                               -----------


  The accompanying notes are an integral part of these financial statements.

                                  Shares    Value
TELEPHONE--4.7%
 Ameritech Corporation             7,200 $   442,800
 Bell Atlantic Corporation         8,500     517,437
 GTE Corporation                  17,100     797,287
 SBC Communications Inc.           6,700     352,588
                                         -----------
                                           2,110,112
                                         -----------
TOBACCO--2.0%
 Philip Morris Companies Inc.      4,300     490,737
 RJR Nabisco Holdings Corporation 12,600     406,350
                                         -----------
                                             897,087
                                         -----------
 TOTAL COMMON STOCK
  (Cost $36,027,328) (c)                 $43,610,403
                                         ===========

(a)  Percentages indicated are based upon total net assets.
(b)  Non-income producing security.
(c) At March 31, 1997, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $36,027,328 was as follows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost                $8,566,166
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value                  (983,091)
                                                                   ----------
   Net unrealized appreciation                                     $7,583,075
                                                                   ==========

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK--97.7% (a)

                                             Shares    Value
AUSTRALIA--2.0%
 Brambles Industries Ltd. (b)                35,400 $   581,906
                                                    -----------
ARGENTINA--1.5%
 Perez Companc SA , Class B (b) (d)           8,400     132,300
 Telefonica De Argentina SA, Class B (b) (d)  2,700      79,313
 YPF Sociedad Anonima, Class D (d)            8,400     222,600
                                                    -----------
                                                        434,213
                                                    -----------
BELGIUM--4.2%
 Electrabel (b)                               1,052     241,604
 Glaverbel (b)                                7,735     975,693
                                                    -----------
                                                      1,217,297
                                                    -----------
BRAZIL--1.3%
 Aracruz Celulose SA (b) (d)                  2,650      48,321
 Centrais Eletricas Brasileiras (b) (d)       2,000      42,000
 Companhia Cerveja Ria Brahma (d)             4,400      59,950
 Companhia Siderurgica Nacional (b) (d)       2,100      75,075
 Telecomunicacoes Brasileiras (b) (d)         1,500     153,563
                                                    -----------
                                                        378,909
                                                    -----------
CHILE--1.4%
 Chilectra SA (b) (d)                           500      32,938
 Compania Cervecerias Unidas SA (b) (d)       1,000      19,750
 Compania De Telecom De Chile (d)             3,100      89,125
 Embotelladora Andina SA (b) (d)              1,000      37,125
 Empresa Nacional De Electricid (b) (d)       4,100      77,900
 Enersis SA (d)                               2,400      76,200
 Sociedad Quimica Minera De Chile,
  Class B (b) (d)                               600      34,575
 Vina Concha Y Toro SA (d)                    1,200      34,200
                                                    -----------
                                                        401,813
                                                    -----------
CZECH REPUBLIC--0.8%
 Ceska Sporitelna (b) (e)                     4,800      57,600
 Komercni Banka (b) (e)                       5,700     179,550
                                                    -----------
                                                        237,150
                                                    -----------
DENMARK--1.1%
 NKT Holding (b)                              2,100     138,769
 Novo-Nordisk AS, Class B (b)                 1,400     146,478
 Sophus Berendsen, Class B (b)                  300      39,365
                                                    -----------
                                                        324,612
                                                    -----------
FINLAND--1.9%
 Upm-Kymmene Oy (b)                          24,600     543,874
                                                    -----------
FRANCE--5.0%
 Chargeurs International (b)                  3,750     233,121
 Compagnie Financiere De Paribas, Class A     2,700     187,899
 Elf Aquitaine (b)                            9,550     979,008
 Michelin (CGDE), Class B (b)                 1,100      65,373
                                                    -----------
                                                      1,465,401
                                                    -----------
GERMANY--7.9%
 Bayer Hypoth-Und Wechsel Bk (b)             16,300     569,582
 Bayer Vereinsbk (b)                          9,850     407,957
 Dresdner Bank AG (b)                         8,530     303,182
 Volkswagen AG (b)                            1,874   1,035,620
                                                    -----------
                                                      2,316,341
                                                    -----------

                                          Shares     Value
HONG KONG--3.5%
 Hang Seng Bank                            14,000 $   144,535
 Jilin Chemical Industrial Ltd.,
  Class H (b) (d)                           4,000      47,500
 Kumagai Gumi (HK) (b)                    371,000     414,137
 Shanghai Petrochemical Corporation (b)     1,800      46,125
 Shangri-La Asia Ltd. (b)                 164,000     190,476
 Swire Pacific, Class A                    24,000     188,928
                                                  -----------
                                                    1,031,701
                                                  -----------
INDIA--2.1%
 Bajaj Auto (b) (e)                         1,200      47,250
 Grasim Industries Ltd. (b) (e)             4,100      47,150
 Guangshen Railway Ltd. (b) (d)             7,400     161,875
 Gujarat Ambuja Cements (b) (e)            11,200     100,800
 Hindalco Industries Ltd. (b) (e)           2,600      83,200
 Indian Hotels (b) (e)                      1,900      40,850
 Reliance Industries (b) (e)                4,800      52,272
 Steel Authority of India (b) (e)           3,300      27,225
 Tata Engineering & Locomotive (b) (e)      4,100      52,275
                                                  -----------
                                                      612,897
                                                  -----------
IRELAND--0.5%
 Woodchester Investments                   35,400     154,647
                                                  -----------
ITALY--3.2%
 Burgo (Cartiere) Spa (b)                 118,200     615,710
 Sirti Spa (b)                             52,200     323,385
                                                  -----------
                                                      939,095
                                                  -----------
JAPAN--16.2%
 Casio Computer Company                    58,000     405,686
 Chichibu Onoda Cement (b)                214,000     681,011
 Chugai Pharmaceutical Company             97,000     758,388
 Fujitsu                                   24,000     244,245
 Hitachi                                   49,000     435,344
 Kansai Electric Power                      7,000     122,688
 Mitsubishi Oil Company                   125,000     554,277
 Mitsui Osk Lines (b)                     128,000     233,648
 Nippon Oil Company                        43,000     173,653
 Osaka Gas Company                         55,000     132,824
 Sekisui House                             31,000     302,964
 Tokyo Electric Power Company               8,000     145,384
 Yamaichi Securities Company              134,000     417,769
 Yokogawa Electric                         17,000     113,828
                                                  -----------
                                                    4,721,709
                                                  -----------
MALAYSIA--6.0%
 Golden Hope Plantations Berhad (b)       148,000     256,685
 Hong Leong Properties Berhad (b)         391,000     618,207
 Perusahaan Otomobil Nasional             114,000     721,897
 Shell Refinery (FOM) (b)                  46,000     146,574
                                                  -----------
                                                    1,743,363
                                                  -----------
MEXICO--1.4%
 Kimberly Clark De Mexico SA, Class A (d)   7,600     155,800
 Telefonos De Mexico SA (b) (d)             5,300     204,050
 Vitro Sociedad Anonima (b) (d)             7,400      54,575
                                                  -----------
                                                      414,425
                                                  -----------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK--Continued

                                          Shares     Value
NETHERLANDS--4.3%
 Getronics NV (b)                          28,000 $   910,545
 Kon Hoogovens NV CVA (b)                     600      29,683
 Koninklijke Nedlloyd NV (b)                9,200     231,986
 Unilever NV (b)                              400      78,132
                                                  -----------
                                                    1,250,346
                                                  -----------
NORWAY--2.7%
 Norske Skogsindustrier, Class A            2,440      79,695
 Petroleum Geo-Services (b)                16,520     721,102
                                                  -----------
                                                      800,797
                                                  -----------
PORTUGAL--1.2%
 Banco Comercial Portugues (b)             12,700     185,738
 Portugal Telecom SA (b) (e)                4,700     172,725
                                                  -----------
                                                      358,463
                                                  -----------
SINGAPORE--4.0%
 Straits Trading Company (b)              520,000   1,165,710
                                                  -----------
SPAIN--5.7%
 Banco Santander SA                        13,500     928,440
 Iberdrola SA                              48,477     533,428
 Zardoya-Otis                               1,800     196,798
                                                  -----------
                                                    1,658,666
                                                  -----------
SWEDEN--1.6%
 Skandia Foersaekrings AB (b)              13,700     431,893
 Skanska AB, Series B (b)                     500      22,764
                                                  -----------
                                                      454,657
                                                  -----------
SWITZERLAND--8.5%
 Holderbank Financiere Glaris (b)             280     214,577
 Kuoni Reisen Holding, Class B (b)             70     197,279
 Schweizerische Bankgesellschaf (b)         1,020     916,202
 Schweiz-Ruckversicherungs (b)                180     191,170
 Swissair (b)                               1,070     953,686
                                                  -----------
                                                    2,472,914
                                                  -----------
SOUTH AFRICA--1.4%
 Anglo American Corporation of
  South Africa Ltd. (b) (d)                 1,400      85,750
 C.G. Smith Ltd. (b) (d)                   13,500      84,375
 Gencor Ltd. (d)                           17,700      80,756
 Iscor Ltd. (d)                             4,600      36,800
 Malbak Ltd. (b) (d)                       10,900      51,775
 Sasol Ltd. (d)                             6,800      70,550
                                                  -----------
                                                      410,006
                                                  -----------
SOUTH KOREA--1.3%
 Cho Hung Bank (b) (e)                      9,600      52,080
 Korea Electric Power Corporation (b) (d)  10,300     180,250
 LG Chemical Ltd. (b) (e)                   7,200      73,620
 Samsung Electronics Ltd. (b) (e)           1,900      86,697
                                                  -----------
                                                      392,647
                                                  -----------
TURKEY--0.9%
 Erciyas Biracilik, Class A (b) (e)        30,800      53,900
 Tofas Otomobil Fab, Class E (b) (e)      280,400      91,130
 Turkiye Garanti Bankasi AS (b) (e)        15,500     104,625
                                                  -----------
                                                      249,655
                                                  -----------

   The accompanying notes are an integral part of these financial statements.

                                    Shares    Value
UNITED KINGDOM--6.1%
 Anglian Water (b)                  68,000 $   714,614
 British Petroleum                   8,900     103,176
 British Steel                          43         115
 British Telecom                    32,500     238,013
 HSBC Holdings                      12,300     290,232
 Thames Water (b)                    3,400      36,847
 United Utilities                   37,848     389,045
                                           -----------
                                             1,772,042
                                           -----------
 TOTAL COMMON STOCK
  (Cost $ 27,302,583)                      $28,505,256
                                           ===========
PREFERRED STOCK--0.2%
BRAZIL--0.2%
 Companhia Vale Do Rio Doce (b) (d)  1,900      44,175
                                           -----------
 TOTAL PREFERRED STOCK
  (Cost $44,412)                           $    44,175
                                           ===========
 TOTAL INVESTMENTS--97.9%
  (Cost $27,346,995) (c)                   $28,549,431
                                           ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At March 31, 1997, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $27,373,374 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $ 2,617,571
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (1,441,514)
                                                                -----------
   Net unrealized appreciation                                  $ 1,176,057
                                                                ===========

(d) ADS--American Depository Shares
(e) GDR--Global Depository Receipts

SECTOR ALLOCATIONS
--------------------------------------------------------------------------------
Basic Industries.......................................................... 13.9%
Capiltal Goods............................................................  3.7%
Consumer Basics...........................................................  4.8%
Consumer Durable Goods....................................................  6.9%
Consumer Non-Durable Goods................................................  1.9%
Consumer Services.........................................................  4.8%
Energy.................................................................... 10.8%
Finance................................................................... 19.3%
General Business..........................................................  7.5%
Miscellaneous.............................................................  5.0%
Shelter...................................................................  7.2%
Technology................................................................  4.8%
Transporation.............................................................  2.2%
Utilities.................................................................  7.2%

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE FOREIGN FRONTIER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK & WARRANTS--92.6% (a)

                                                  Shares      Value
ARGENTINA--11.7%
 Acindar Industria, Class B (b)                     93,000 $   186,019
 Astra Cia Argentina                                25,970      40,517
 Banco De Galicia BA, Class B                       10,882      66,605
 Banco Frances Rio Plata                             6,612      65,994
 Ciadea SA (b)                                       8,800      39,164
 Embotelladora Buenos Aires,
  Class B (b)                                           35       3,850
 Irsa Inversiones Y Representac                      5,000      18,752
 Molinos Rio Plata, Class B                          5,833      21,584
 Perez Companc SA, Class B                          32,517     251,382
 Siderar SA, Class A (b)                             1,400       4,886
 Siderca SA                                         35,000      73,857
 Telecom Argentina, Class B                         20,000      92,409
 Telefonica De Argentina, Class B                   46,000     135,714
 Transport Gas Sur, Class B                         14,000      35,704
 YPF SA, Class D                                    10,600     280,398
                                                           -----------
                                                             1,316,835
                                                           -----------
BRAZIL--6.2%
 Banco Do Brasil SA, Class A (b) (warrants exp.
  6/30/2001)                                       154,000         253
 Banco Do Brasil SA, Class B (b) (warrants exp.
  6/30/2006)                                       231,000         357
 Banco Do Brasil SA, Class C (b) (warrants exp.
  6/30/2011)                                       385,000         617
 Centrais Eletrobras                               450,000     185,891
 Forca Luz (Cia Paul) (b)                          151,000      20,920
 Light Participacoes SA (b)                        106,000      31,991
 Light Serv Elet SA                                106,000      44,786
 Sider Nacional Cia                              1,445,000      51,774
 Souza Cruz (Cia)                                    6,300      52,584
 Telec Brasileiras--Telebras                     1,169,000     117,738
 Telesp Tel S Paulo                                263,000      65,731
 Vale Rio Doce (Cia)                                 2,500      71,914
 White Martins SA                               33,234,000      53,912
                                                           -----------
                                                               698,468
                                                           -----------
CHILE--5.1%
 Chilectra SA (d)                                      600      39,525
 Chilgener SA (d)                                    1,100      28,325
 Compania Cervecerias Unidas SA (d)                  2,280      45,030
 Compania Telecomunicaciones
  De Chile (d)                                       3,910     112,412
 Embotelladora Andina SA (d)                         1,500      55,688
 Empresa Nacional De Electricid (d)                  5,030      95,570
 Enersis SA (d)                                      2,600      82,550
 Madeco SA (d)                                       2,880      77,040
 Maderas Y Sinteticos Sociedad (d)                   2,500      39,375
                                                           -----------
                                                               575,515
                                                           -----------
CHINA--0.7%
 Shanghai Chlor-Alkali Chemical,
  Class B (b)                                       43,500      14,007
 Shanghai Dajiang Group, Class B (b)                18,800       9,776
 Shanghai Diesel Engine, Class B (b)                21,600      10,670
 Shanghai Lujiazui Ftz Dev, Class B (b)             19,320      19,243
 Shanghai Outer Gaoqiao Ftdz,
  Class B (b)                                       26,400      12,355
 Shanghai Yaohua Pilkingtn,
  Class B (b)                                       17,300       8,719
                                                           -----------
                                                                74,770
                                                           -----------

                                    Shares     Value
CZECH REPUBLIC--1.9%
 Cez (b)                              2,200 $    80,364
 Sepap AS (b)                           100       4,311
 Skoda Koncern Plzen (b)                400      13,095
 SPT Telecom AS (b)                   1,000     119,581
                                            -----------
                                                217,351
                                            -----------
GREECE--3.9%
 Alpha Credit Bank                      900      66,039
 Attica Enterprises                   2,200      16,599
 Commercial Bank of Greece              780      29,338
 Delta Dairy                          1,530      20,981
 Epilektos Textile                    2,850       6,795
 Ergo Bank                              660      41,955
 Hellenic Bottling                    1,230      39,953
 Hellenic Sugar Ind                   2,560      20,137
 Heracles General Cement              2,900      44,145
 Ionian Bank                            800      17,475
 Naoussa Spinning Mills               5,300      21,694
 National Bank of Greece                520      54,438
 Titan Cement Company                   800      57,645
                                            -----------
                                                437,194
                                            -----------
HONG KONG--1.5%
 Guangdone Electric, Class B (b)     14,000      13,731
 Jilin Chemical Ind, Class H (b)     72,000       8,641
 Maanshan Iron & Steel, Class H (b) 119,400      23,729
 Qingling Motors, Class H (b)        67,300      35,826
 Shanghai Haixing, Class H (b)      140,000      15,899
 Shanghai Petrochem, Class H (b)    115,800      29,888
 Shn China Bicycles, Class B (b)     36,000      17,305
 Tsingtao Brewery, Class H (b)       23,900       9,176
 Yizheng Chem Fibre, Class H (b)     96,000      20,565
                                            -----------
                                                174,760
                                            -----------
INDONESIA--7.8%
 Astra International                 23,000      74,719
 Barito Pacific Timber               39,500      34,548
 Duta Anggada Realty                 19,500      17,258
 Great River International           37,000      23,886
 Gudang Garam (Perus)                46,000     200,687
 HM Sampoerna                        22,000     103,082
 Inco (International Nickel) (b)     33,500      76,739
 Indah Kiat Pulp & Paper             38,148      28,202
 Indofoods Sukses Makmur             11,000      24,282
 Indosat                              9,500      25,323
 Jakarta International Hotel & Dev   39,000      34,111
 Pab K Tjiwi Kimia                   20,753      20,744
 Telekomunikasi Ind, Class B (b)    137,500     210,459
                                            -----------
                                                874,040
                                            -----------
MALAYSIA--7.2%
 Best World Land (b)                 20,000      19,038
 Cold Storage (Malaysia)             13,000      24,749
 Genting Berhad                       5,000      33,881
 Hicom Holdings Berhad                9,000      23,414
 Idris Hydraulic (b)                 17,000      21,393
 IGB Corporation Berhad              61,000      63,478
 Leader Universal Holdings            9,333      20,892
 Malaysian Airline Systems           14,000      37,269

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE FOREIGN FRONTIER--CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK & WARRANTS--Continued

                                            Shares     Value
MALAYSIA--CONTINUED
 Malayan Bank Berhad                          5,000 $    56,972
 Malayan United Industries                   50,000      39,326
 MBF Capital Berhad                          47,000      83,031
 Mulpha International Berhad                 20,000      18,150
 Multi-Purpose Holding                       11,000      23,071
 Perlis Plantations                           4,750      14,656
 Petronas Gas Berhad                          7,000      25,834
 Rashid Hussain Berhad                        4,000      31,460
 Renong Berhad                               22,000      37,269
 Resorts World Berhad                         6,000      25,652
 Sarawak Enterprise                          10,000      16,537
 Technology Resource Industries
  Berhad (b)                                  6,000      13,068
 Telekom Malaysia                             9,000      70,060
 Tenaga Nasional                             12,000      58,565
 United Engineers Berhad                      3,000      26,136
 YTL Corporation (with rights exp. 4/17/97)   4,500      23,414
                                                    -----------
                                                        807,315
                                                    -----------
MEXICO--9.9%
 Alfa SA, Class A                             6,915      38,843
 Altos Hornos Mexico, Series A (b)            3,000       6,430
 Carso Global Telec                          18,000      54,470
 Cemex SA, Class A                           15,400      56,505
 Cemex SA, Class B                           11,000      44,313
 Cemex SA                                    10,000      36,565
 Cifra SA De Cv, Class B                     26,000      36,454
 Cifra SA De Cv, Class A                     25,402      34,463
 El Puerto De Liver, Class C                    200         182
 El Puerto De Liver (b)                      16,000      15,453
 Empresas La Modern, Class A                  6,300      31,536
 Fomento Economico Mexico, Class B           16,000      70,710
 Grupo Carso, Class A                        18,000     105,422
 Grupo Continental                            7,000      39,541
 Grupo Fin Banamex AC, Class B (b)           19,600      44,681
 Grupo Fin Inbursa, Class B (b)                 628       2,209
 Grupo Industrial Bimbo, Class A              4,000      24,713
 Grupo Mexico, Class B (b)                    7,800      26,062
 Grupo Televisa SA (b)                        5,100      64,112
 Industrias Penoles                           5,000      24,587
 Kimberly Clark Mexico, Class B               5,000      21,183
 Sears Roebuck Mexico, Class B (b)            9,000      14,979
 Telefonos De Mexico, Class L               120,700     235,282
 Tubos De Acero De Mexico (b)                 3,000      51,292
 Vitro SA (b)                                12,000      30,110
                                                    -----------
                                                      1,110,097
                                                    -----------
PERU--4.9%
 Backus & Johnston                            1,749      18,411
 Backus & Johnston, TShares                  38,553      34,473
 Banco Wiese Pes1                             9,200      14,058
 Cementos Lima (b)                            2,586      44,734
 Credicorp SA                                 5,018     117,296
 Minas Buenaventura, Class A                  7,805      73,324
 Pacifico Peru-Suiz                             327       5,071
 Southern Peru Copper Corporation (b)         1,261      21,437
 Telefonica Del Peru, Class B               101,000     224,063
                                                    -----------
                                                        552,867
                                                    -----------

                                          Shares     Value
PHILIPPINES--7.8%
 Ayala Corporation, Class B                77,350 $    79,213
 Ayala Land Inc., Class B                 110,625     125,877
 C & P Homes Inc. (b)                      74,100      35,132
 Far East Bank & Trust
  (with rights exp. 7/1/97, 12/1/97)          180         799
 Filinvest Land (b)                        75,450      24,039
 JG Summit Holdings Inc., Class B          92,500      24,208
 Manila Electric Company, Class B           7,565      60,256
 Metro Bank & Trust Company                 3,672      95,404
 Metro Pacific Corporation                 52,000      15,778
 Petron Corporation                       155,094      63,238
 Philippine Commercial International Bank   3,750      55,471
 Philippine Long Distance                   1,300      78,153
 Philippine National Bank (b)               2,600      31,064
 Pilipino Telephone (b)                    18,300      10,932
 Robinson's Land Corporation,
  Class B (b)                             151,500      26,145
 San Miguel Corporation, Class B           17,748      61,595
 SM Prime                                 219,804      64,195
 Southeast Asia Cement Holdings (b)       122,086      11,206
 Universal Robina                          48,280      21,975
                                                  -----------
                                                      884,680
                                                  -----------
PORTUGAL--4.1%
 Banco Comm Portugues                       6,600      98,355
 Banco Espir Santo                          3,500      67,576
 Cimpor Cimentos De Portugal                1,000      20,923
 Efacec-Emp Fabril (b)                      1,600      12,923
 Jeronimo Martins                             999      55,381
 Modelo Contin SGPS                         1,300      44,093
 Portugal Telecom                           1,528      56,881
 Sonae Investimentos                        2,400      81,044
 Soporcel (b)                               1,000      28,612
                                                  -----------
                                                      465,788
                                                  -----------
SOUTH AFRICA--5.5%
 Anglo American Corporation SA              2,500     154,677
 De Beers Centenary                         4,300     156,611
 Gencor                                    20,400      94,605
 Liberty Life Association                   2,700      75,738
 Polifin Limited                              600       1,105
 Sasol                                      7,700      82,304
 South Africa Brews                         1,800      57,007
                                                  -----------
                                                      622,047
                                                  -----------
SOUTH KOREA--2.3%
 Daewoo Heavy Industries                    2,750      13,942
 Dongsuh Securities (b)                     1,130       7,319
 Korea Electric Power                       3,170      92,038
 LG Chemicals                               4,760      57,938
 LG Electronics Inc.                        3,130      36,351
 Pohang Iron & Steel                          210      10,107
 Samsung Heavy                              2,425      19,877
 Ssangyong Oil Refining                     1,050      18,995
                                                  -----------
                                                      256,567
                                                  -----------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
PORTFOLIO OF INVESTMENTS March 31, 1997
QUANTITATIVE FOREIGN FRONTIER--CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK & WARRANTS--Continued

                                              Shares      Value
THAILAND--5.4%
 Advanced Info Serv                              5,200 $    46,044
 Asia Secs Trading                              24,300      24,090
 Bangkok Bank Public                            14,300     138,733
 Bank of Ayudhya                                32,350      78,151
 ICC International                               1,800       8,246
 Italian-Thai Development                        6,600      22,868
 Krung Thai Bank Public Company (b)             30,470      42,230
 One Holding Public Company Ltd. (b)            79,400       7,642
 One Holding Public (b)
  (warrants exp. 10/11/2001)                     7,940       4,891
 Prime Finance & Securities (b)                131,400      53,116
 Shinawatra Comp & Comms                         5,900      49,517
 Telecomasia (b)                                28,200      55,369
 Thai Farmers Bank                              11,000      71,569
 Thai Melon Polyester                           52,967       4,282
                                                       -----------
                                                           606,748
                                                       -----------
TURKEY--6.7%
 Akbank (with rights exp. 4/11/97)             929,292      74,975
 Aksa                                          166,183      26,685
 Arcelik                                       330,831      44,054
 Dogan Holding (b)                           1,354,500      38,726
 Ege Biracilik Ve M                            111,780      28,456
 Eregli Demir Celik                            234,000      31,618
 KOC Holding                                   325,000      85,282
 Netas                                          57,000      16,297
 Petkim                                         93,000      45,165
 Petrol Ofisi AS0 (with rights exp. 5/29/97)    60,000      15,039
 T. Garanti Bankasi                            612,000      41,706
 T Is Bankasi, Class C                         302,000     118,278
 Tupras (b)                                    109,000      58,912
 Turk Hava Yollari (b)                         228,000      66,079
 Yapi Kredi Bankasi                          1,452,660      64,859
                                                       -----------
                                                           756,131
                                                       -----------
 TOTAL COMMON STOCK
  (Cost $ 9,513,626)                                   $10,431,173
                                                       ===========


  The accompanying notes are an integral part of these financial statements.

                                  Shares      Value
PREFERRED STOCK--5.5%
BRAZIL--5.5%
 Banco Bradesco SA               5,176,266      42,717
 Banco Itau SA                      89,000      45,998
 Cemig Cia Energ MG                720,500      29,627
 Companhia Cervejaria Brahma        28,000      18,234
 Electrobras Centr, Class B         80,000      34,405
 Itausa Investimentos Itau SA       54,000      45,836
 Petrol Brasileiros                438,000      86,956
 Telec Brasileiras--Telebras     1,838,000     189,988
 Telesp Tel Sao Paulo              226,000      57,337
 Usinas Sid Minas Gerais Usimin 26,325,000      29,545
 Vale Do Rio Doce (Cia)              1,648      37,458
                                           -----------
                                               618,101
                                           -----------
 TOTAL PREFERRED STOCK
  (Cost $444,608)                          $   618,101
                                           ===========
 TOTAL INVESTMENTS--98.1%
  (Cost $9,958,234)                        $11,049,274
                                           ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At March 31, 1997, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $9,989,089 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost          $ 2,269,234
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (1,209,049)
                                                                -----------
   Net unrealized appreciation                                  $ 1,060,185
                                                                ===========

(d) ADS--American Depository Shares

SECTOR ALLOCATIONS
---------------------------------
Basic Industries            11.7%
Capiltal Goods               2.4%
Consumer Basics              8.3%
Consumer Durable Goods       1.0%
Consumer Non-Durable Goods   3.0%
Consumer Services            1.9%
Energy                       9.4%
Finance                     20.1%
General Business             7.8%
Miscellaneous               11.7%
Real Estate                  1.0%
Shelter                      2.9%
Technology                   1.2%
Transporation                0.1%
Utilities                   17.5%

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES March 31, 1997

                                                       Disciplined  Growth and
                                 Numeric    Numeric II   Growth       Income
ASSETS :
Investments at value (Note 2)
 See accompanying schedules    $65,680,836  $9,163,523 $  509,425   $43,610,403
Foreign currency at value
(Cost $ 53,146 for
International Equity and $
9,253 for Foreign Frontier)
(Note 2)                               --          --         --            --
Cash                                 5,703       2,248    677,032     1,187,793
Dividends and interest
receivable                         183,198       6,183      1,635        85,604
Receivable from Manager for
reimbursement of expenses
(Note 3)                               --          --       2,784           --
Receivable for investments
sold                               802,595     354,399    770,119           --
Receivable for shares of
beneficial interest sold            61,035         938        185           696
Deferred organization costs          2,952         --         --            --
Other assets                         2,774         697        697        32,151
                               -----------  ---------- ----------   -----------
 Total assets                   66,739,093   9,527,988  1,961,877    44,916,647
                               -----------  ---------- ----------   -----------
LIABILITIES :
Payable for investments
purchased                          144,600     381,881        --            --
Payable for shares of
beneficial interest
repurchased                        106,875      28,752        --          4,201
Payable for compensation of
Manager (Note 3)                    60,993       3,307        --         30,021
Payable for distribution fees
(Note 3)                            26,194         --         --         19,336
Payable to custodian                 8,939       2,886      7,024         6,041
Payable to transfer agent
(Note 3)                             9,177         --         --          7,435
Other accrued expenses              40,154      17,021      4,547        51,077
                               -----------  ---------- ----------   -----------
 Total liabilities                 396,932     433,847     11,571       118,111
                               -----------  ---------- ----------   -----------
NET ASSETS                     $66,342,161  $9,094,141 $1,950,306   $44,798,536
                               -----------  ---------- ----------   -----------
NET ASSETS CONSIST OF :
Shares of beneficial interest  $65,489,287  $7,896,789 $1,816,568   $34,977,627
Undistributed
(overdistributed) net
investment income                  693,843      12,716        --        139,667
Accumulated net realized gain
(loss) on investments and
foreign denominated assets,
liabilities and currency         8,884,249     443,290    150,438     2,098,167
Unrealized appreciation
(depreciation) of investments
and foreign denominated
assets, liabilities and
currency                        (8,725,218)    741,346    (16,700)    7,583,075
                               -----------  ---------- ----------   -----------
                               $66,342,161  $9,094,141 $1,950,306   $44,798,536
                               -----------  ---------- ----------   -----------
Investment securities, at
cost                           $74,406,054  $8,422,177 $  526,125   $36,027,328
                               -----------  ---------- ----------   -----------
NET ASSETS
 Ordinary Shares               $57,134,893  $8,733,171 $1,885,017   $43,266,102
                               -----------  ---------- ----------   -----------
 Institutional Shares          $ 9,207,268  $  360,970 $   65,289   $ 1,532,434
                               -----------  ---------- ----------   -----------
Shares of beneficial interest
outstanding *(Unlimited num-
ber of shares authorized)
 Ordinary Shares                 3,799,303     649,632    154,884     2,842,048
                               -----------  ---------- ----------   -----------
 Institutional Shares              592,197      26,634      5,362       100,569
                               -----------  ---------- ----------   -----------
Net asset value and offering
price per share**
 Ordinary Shares               $     15.04  $    13.44 $    12.17   $     15.22
                               -----------  ---------- ----------   -----------
 Institutional Shares          $     15.55  $    13.55 $    12.18   $     15.24
                               -----------  ---------- ----------   -----------

** A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no de-ferred sales charge is withheld from redemptions of the Ordi-nary Shares of Numeric II and Disciplined Growth purchased after August 1, 1996.

 The accompanying notes are an integral part of these financial statements.

International    Foreign
   Equity       Frontier
 $28,549,431   $11,049,274
      50,241         9,140
     684,518       401,501
      75,152        21,443
         --            --
   2,305,609           --
       4,711         4,819
         --            --
      13,997           252
 -----------   -----------
  31,683,659    11,486,429
 -----------   -----------
   2,322,631       179,702
      91,524           --
      21,839         6,167
      11,663         4,273
      17,775        11,560
       4,377         1,763
      43,831        19,156
 -----------   -----------
   2,513,640       222,621
 -----------   -----------
 $29,170,019   $11,263,808
 -----------   -----------
 $27,632,805   $10,571,818
     445,299      (101,346)
    (103,306)     (297,573)
   1,195,221     1,090,909
 -----------   -----------
 $29,170,019   $11,263,808
 -----------   -----------
 $27,346,995   $ 9,958,234
 -----------   -----------
 $27,409,946   $10,051,748
 -----------   -----------
 $ 1,760,073   $ 1,212,060
 -----------   -----------
   2,484,786     1,087,881
 -----------   -----------
     158,625       130,752
 -----------   -----------
 $     11.03   $      9.24
 -----------   -----------
 $     11.10   $      9.27
 -----------   -----------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS Year Ended March 31, 1997

                                                   Disciplined Growth and  International  Foreign
                            Numeric    Numeric II    Growth      Income       Equity      Frontier
INVESTMENT INCOME :
 Dividends*               $ 2,136,096  $  161,025   $ 16,650   $  981,485   $  643,081   $  200,604
 Interest                     190,497      13,000        --           --           125          462
                          -----------  ----------   --------   ----------   ----------   ----------
Total investment income     2,326,593     174,025     16,650      981,485      643,206      201,066
                          -----------  ----------   --------   ----------   ----------   ----------
EXPENSES :
 Compensation of Manager
 (Note 3)                     916,777      96,688     21,279      334,461      287,461       77,271
 Distribution fees, Or-
 dinary Shares (Note 3)       348,084      24,260      6,833      213,385      136,970       43,698
 Custodian fees                94,248      48,750     48,716       49,365      105,190       95,545
 Transfer agent fees
 (Note 3):
 Ordinary Shares              105,102      11,329      3,132       66,324       40,922       13,445
 Institutional Shares          32,662       3,330        100        3,078        2,209        1,333
 Audit and legal               78,152       7,899      1,764       37,234       24,046        7,761
 Registration fees             49,786       5,035      1,126       23,755       15,339        4,955
 Amortization of organi-
 zational expenses (Note
 2)                             8,892         --         --           --           --           --
 Insurance                     25,816       2,626        594       12,498        8,059        2,628
 Compensation of Trust-
 ees (Note 3)                  15,636       1,587        356        7,507        4,842        1,572
 Printing                      14,130       1,454        333        6,973        4,491        1,469
 Miscellaneous                 49,170       4,644        408        9,255        6,098        4,334
                          -----------  ----------   --------   ----------   ----------   ----------
 Total expenses before
  waivers and/or reim-
  bursements, and reduc-
  tions                     1,738,455     207,602     84,641      763,835      635,627      254,011
 Waivers and/or reim-
  bursements of expenses
  (Note 3)                    (40,005)    (86,929)   (49,928)         --       (10,157)      (1,500)
 Fees reduced by credits
  allowed by Custodian
  (Note 3)                    (65,700)    (10,025)    (2,525)     (14,747)     (15,475)     (11,660)
                          -----------  ----------   --------   ----------   ----------   ----------
Expenses, net               1,632,750     110,648     32,188      749,088      609,995      240,851
                          -----------  ----------   --------   ----------   ----------   ----------
 Net investment income
 (loss)                       693,843      63,377    (15,538)     232,397       33,211      (39,785)
                          -----------  ----------   --------   ----------   ----------   ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVEST-
 MENTS, FOREIGN CURRENCY
 AND FOREIGN TRANSLATION
 :
 Net realized gain
 (loss) (Notes 2 and 5)
 on:
 Investments               21,319,089   1,295,370    296,791    4,161,193    1,865,268     (119,747)
 Foreign denominated as-
 sets, liabilities and
 currency                         --          --         --           --       (30,132)      (9,246)
 Closed short sales               --       13,173        --           --           --           --
 Distributions of real-
 ized gains from other
 investment companies             --          --         --           --        47,975          --
 Change in unrealized
 appreciation (deprecia-
 tion) of :
 Investments              (16,690,396)    124,901   (125,353)   2,948,570     (835,294)   1,119,246
 Foreign denominated as-
 sets, liabilities and
 currency                         --          --         --           --        (9,035)         243
                          -----------  ----------   --------   ----------   ----------   ----------
 Net realized and
 unrealized gain (loss)     4,628,693   1,433,444    171,438    7,109,763    1,038,782      990,496
                          -----------  ----------   --------   ----------   ----------   ----------
 Net increase (decrease)
 in net assets resulting
 from operations          $ 5,322,536  $1,496,821   $155,900   $7,342,160   $1,071,993   $  950,711
                          -----------  ----------   --------   ----------   ----------   ----------

*Dividends are net of foreign withholding taxes of $13 for Disciplined Growth, $89,569 for International Equity, and $15,523 for Foreign Frontier.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                   Numeric                       Numeric II                Disciplined Growth
                           Year ended      Year ended     Year ended     Year ended     Year ended     Year ended
                         March 31, 1997  March 31, 1996 March 31, 1997 March 31, 1996 March 31, 1997 March 31, 1996
INCREASE (DECREASE) IN
NET ASSETS :
Operations:
 Net investment income
 (loss)                  $     693,843    $ (1,055,191)  $    63,377    $    23,250     $  (15,538)    $   (9,864)
 Net realized gain
 (loss) on investments,
 foreign denominated
 assets, liabilities and
 currency and closed
 short sales                21,319,089      29,167,751     1,308,543        286,828        296,791        116,867
 Distributions of
 realized gains from
 other investment
 companies                         --              --            --             --             --             --
 Unrealized appreciation
 (depreciation) of
 investments and foreign
 denominated assets,
 liabilities and
 currency                  (16,690,396)      3,395,846       124,901        612,217       (125,353)        98,545
                         -------------    ------------   -----------    -----------     ----------     ----------
 Net increase (decrease)
 in net assets resulting
 from operations             5,322,536      31,508,406     1,496,821        922,295        155,900        205,548
Distributions to
shareholders from:
 Net investment income
 Ordinary Shares                   --              --        (71,413)        (2,039)           --            (984)
 Institutional Shares              --              --           (616)        (2,330)           --             (45)
 Net realized gains
 Ordinary Shares           (17,582,327)     (7,745,702)   (1,007,841)       (61,674)      (230,016)           --
 Institutional Shares       (7,604,417)     (5,025,933)      (37,397)       (43,370)        (7,507)           --
                         -------------    ------------   -----------    -----------     ----------     ----------
                          (25,186,744)     (12,771,635)   (1,117,267)      (109,413)      (237,523)        (1,029)
                         -------------    ------------   -----------    -----------     ----------     ----------
Fund share transactions
(Note 11)                  (28,214,437)     (5,279,660)   (1,931,229)     9,412,667         84,189      1,382,447
                         -------------    ------------   -----------    -----------     ----------     ----------
Increase (decrease) in
net assets                 (48,078,645)     13,457,111    (1,551,675)    10,225,549          2,566      1,586,966
Net assets beginning of
year                       114,420,806     100,963,695    10,645,816        420,267      1,947,740        360,774
                         -------------    ------------   -----------    -----------     ----------     ----------
Net assets end of year
(*)                      $  66,342,161    $114,420,806   $ 9,094,141    $10,645,816     $1,950,306     $1,947,740
                         =============    ============   ===========    ===========     ==========     ==========
(*) Includes
undistributed
(overdistributed) net
investment income of     $     693,843             --    $    12,716    $    19,569     $      --      $      --

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                Growth and Income            International Equity                   Foreign Frontier
                            Year ended     Year ended     Year ended         Year ended         Year ended     Year ended
                          March 31, 1997 March 31, 1996 March 31, 1997     March 31, 1996     March 31, 1997 March 31, 1996
INCREASE (DECREASE) IN
NET ASSETS :
Operations:
 Net investment income
 (loss)                    $   232,397    $   355,775    $        33,211    $         3,479    $   (39,785)    $  (53,214)
 Net realized gain
 (loss) on investments,
 foreign denominated as-
 sets, liabilities and
 currency and closed
 short sales                 4,161,193      7,094,968          1,835,136          1,495,584       (128,993)      (183,044)
 Distributions of real-
 ized gains from other
 investment companies              --             --              47,975             63,004            --           1,092
 Unrealized appreciation
 (depreciation) of in-
 vestments and foreign
 denominated assets, li-
 abilities and currency      2,948,570      1,060,268           (844,329)           459,513      1,119,489      1,016,153
                           -----------    -----------    ---------------    ---------------    -----------     ----------
 Net increase (decrease)
 in net assets resulting
 from operations             7,342,160      8,511,011          1,071,993          2,021,580        950,711        780,987
Distributions to
shareholders from:
 Net investment income
 Ordinary Shares              (259,327)      (351,523)          (194,106)           (70,223)           --             --
 Institutional Shares          (23,323)       (23,815)           (12,144)           (25,743)        (2,825)           --
 Net realized gains
 Ordinary Shares            (4,775,270)    (5,314,821)               --                 --             --             --
 Institutional Shares         (235,639)      (242,458)               --                 --             --             --
                           -----------    -----------    ---------------    ---------------    -----------     ----------
                            (5,293,559)    (5,932,617)          (206,250)           (95,966)        (2,825)           --
                           -----------    -----------    ---------------    ---------------    -----------     ----------
Fund share transactions
(Note 11)                     (491,446)     1,639,199           (338,691)        (3,991,270)     2,579,464      2,696,931
                           -----------    -----------    ---------------    ---------------    -----------     ----------
Increase (decrease) in
net assets                   1,557,155      4,217,593            527,052         (2,065,656)     3,527,350      3,477,918
Net assets beginning of
year                        43,241,381     39,023,788         28,642,967         30,708,623      7,736,458      4,258,540
                           -----------    -----------    ---------------    ---------------    -----------     ----------
Net assets end of year
(*)                        $44,798,536    $43,241,381    $    29,170,019    $    28,642,967    $11,263,808     $7,736,458
                           ===========    ===========    ===============    ===============    ===========     ==========
(*) Includes undistrib-
uted (overdistributed)
net investment income of   $   139,667    $   189,920    $       445,299    $      (103,471)   $  (101,346)    $  (18,981)


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                        Income from
                                  Investment Operations                           Distributions
                  Net Asset                 Net Realized             Dividends  Distributions
                  Value at     Net         and Unrealized Total from  from Net      from                    Net Asset
                  Beginning Investment      Gain (Loss)   Investment Investment   Realized        Total     Value End   Total
                  of Period   Income       on Securities  Operations   Income   Capital Gains Distributions of Period Return(c)
NUMERIC
ORDINARY SHARES
Sept. 8, 1992**
to March 31,
1993               $10.00     (0.06)(a)         4.18         4.12        --           --            --       $14.12     73.73%(b)
Year Ended March
31, 1994           $14.12     (0.09)            2.57         2.48        --         (1.27)        (1.27)     $15.33     17.80%
Year Ended March
31, 1995(f)        $15.33     (0.20)            1.67         1.47        --         (0.99)        (0.99)     $15.81     10.24%
Year Ended March
31, 1996(f)        $15.81     (0.21)(a)         5.54         5.33        --         (2.23)        (2.23)     $18.91     34.25%
Year Ended March
31, 1997(f)        $18.91      0.16(a)(h)       0.77         0.93        --         (4.80)        (4.80)     $15.04      1.72%
INSTITUTIONAL
 SHARES(D)
Jan. 6, 1993**
to March 31,
1993               $12.88     (0.02)(a)         1.29         1.27        --           --            --       $14.15     43.07%(b)
Year Ended March
31, 1994           $14.15     (0.05)            2.63         2.58        --         (1.27)        (1.27)     $15.46     18.50%
Year Ended March
31, 1995(f)        $15.46     (0.13)            1.71         1.58        --         (0.99)        (0.99)     $16.05     10.88%
Year Ended March
31, 1996(f)        $16.05     (0.12)(a)         5.63         5.51        --         (2.23)        (2.23)     $19.33     34.89%
Year Ended March
31, 1997(f)        $19.33      0.08(a)(h)       0.94         1.02        --         (4.80)        (4.80)     $15.55      2.21%
NUMERIC II
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $10.00      0.05(a)          0.07         0.12        --           --            --       $10.12      1.20%
Year Ended March
31, 1996(f)        $10.12      0.06(a)          3.27         3.33      (0.01)       (0.24)        (0.25)     $13.20     33.01%
Year Ended March
31, 1997(f)        $13.20      0.09(a)          2.29         2.38      (0.14)       (2.00)        (2.14)     $13.44     17.47%
INSTITUTIONAL
 SHARES
April 17, 1995**
to March 31,
1996(f)            $10.27      0.10(a)          3.09         3.19      (0.02)       (0.24)        (0.26)     $13.20     31.12%
Year Ended March
31, 1997(f)        $13.20      0.11(a)          2.27         2.38      (0.03)       (2.00)        (2.03)     $13.55     17.51%
DISCIPLINED
 GROWTH
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $10.00      0.05(a)          0.27         0.32        --           --            --       $10.32      3.20%
Year Ended March
31, 1996(f)        $10.32     (0.10)(a)         2.39         2.29      (0.01)         --          (0.01)     $12.60     22.18%
Year Ended March
31, 1997(f)        $12.60     (0.10)(a)         1.22         1.12        --         (1.55)        (1.55)     $12.17      7.96%
INSTITUTIONAL
 SHARES
July 26, 1995**
to March 31,
1996(f)            $11.26     (0.14)(a)         1.49         1.35      (0.01)         --          (0.01)     $12.60     11.97%
Year Ended March
31, 1997(f)        $12.60     (0.10)(a)         1.23         1.13        --         (1.55)        (1.55)     $12.18      8.05%
GROWTH AND IN-
 COME
ORDINARY SHARES
Year Ended March
31, 1992           $16.05      0.19             1.25         1.44      (0.21)       (1.23)        (1.44)     $16.05      9.81%
Year Ended March
31, 1993           $16.05      0.17             1.98         2.15      (0.18)       (0.75)        (0.93)     $17.27     13.77%
Year Ended March
31, 1994           $17.27      0.18             0.21         0.39      (0.16)       (3.64)        (3.80)     $13.86      1.51%
Year Ended March
31, 1995(f)        $13.86      0.14             1.44         1.58      (0.16)       (1.56)        (1.72)     $13.72     12.71%
Year Ended March
31, 1996(f)        $13.72      0.12(a)          2.89         3.01      (0.13)       (2.03)        (2.16)     $14.57     22.17%
Year Ended March
31, 1997(f)        $14.57      0.08(a)          2.53         2.61      (0.10)       (1.86)        (1.96)     $15.22     17.97%
INSTITUTIONAL
 SHARES(D)
Year Ended March
31, 1992           $16.05      0.28             1.23         1.51      (0.27)       (1.23)        (1.50)     $16.06     10.03%
Year Ended March
31, 1993           $16.06      0.25             1.99         2.24      (0.27)       (0.75)        (1.02)     $17.28     14.30%
Year Ended March
31, 1994           $17.28      0.28             0.19         0.47      (0.25)       (3.64)        (3.89)     $13.86      1.99%
Year Ended March
31, 1995(f)        $13.86      0.21             1.44         1.65      (0.23)       (1.56)        (1.79)     $13.72     13.29%
Year Ended March
31, 1996(f)        $13.72      0.20(a)          2.89         3.09      (0.20)       (2.03)        (2.23)     $14.58     22.75%
Year Ended March
31, 1997(f)        $14.58      0.15(a)          2.55         2.70      (0.18)       (1.86)        (2.04)     $15.24     18.62%
                                     Ratios and Supplemental Data
                              Ratio of    Ratio of Net
                  Net Assets Operating     Investment
                    End of    Expenses    Income (Loss)                Average
                    Period   to Average    to Average    Portfolio    Commission
                   (000's)   Net Assets    Net Assets    Turnover      Rate(g)
NUMERIC
ORDINARY SHARES
Sept. 8, 1992**
to March 31,
1993               $14,066      2.07%(b)      (1.41)%(b)  139.00%          --
Year Ended March
31, 1994           $40,852      1.83%         (1.30)%     389.00%          --
Year Ended March
31, 1995(f)        $53,920      1.84%         (1.31)%     320.00%          --
Year Ended March
31, 1996(f)        $71,618      1.97%*        (1.17)%     324.00%          --
Year Ended March
31, 1997(f)        $57,135      1.97%*         0.90 %(h)  393.00%      $0.0305
INSTITUTIONAL
 SHARES(D)
Jan. 6, 1993**
to March 31,
1993               $ 2,979      1.39%(b)      (0.79)%(b)   73.00%(b)       --
Year Ended March
31, 1994           $24,175      1.23%         (0.70)%     389.00%          --
Year Ended March
31, 1995(f)        $47,044      1.36%         (0.82)%     320.00%          --
Year Ended March
31, 1996(f)        $42,803      1.47%*        (0.87)%     324.00%          --
Year Ended March
31, 1997(f)        $ 9,207      1.47%*         0.41%(h)   393.00%      $0.0305
NUMERIC II
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $   420        --%          1.50%(b)     0.00%(b)       --
Year Ended March
31, 1996(f)        $ 6,025      2.34%*         0.46%      181.00%          --
Year Ended March
31, 1997(f)        $ 8,733      1.19%*         0.62%      162.00%      $0.0492
INSTITUTIONAL
 SHARES
April 17, 1995**
to March 31,
1996(f)            $ 4,621      2.02%(b)*      0.87%(b)   181.00%          --
Year Ended March
31, 1997(f)        $   361      1.44%*         0.77%      162.00%      $0.0492
DISCIPLINED
 GROWTH
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $   361        --%          1.03%(b)    17.82%(b)       --
Year Ended March
31, 1996(f)        $ 1,881      2.31%*        (0.88)%     307.00%          --
Year Ended March
31, 1997(f)        $ 1,885      1.63%*        (0.73)%     295.00%      $0.0422
INSTITUTIONAL
 SHARES
July 26, 1995**
to March 31,
1996(f)            $    67      2.29%(b)*     (1.16)%(b)  307.00%          --
Year Ended March
31, 1997(f)        $    65      1.63%*        (0.75)%     295.00%      $0.0422
GROWTH AND IN-
 COME
ORDINARY SHARES
Year Ended March
31, 1992           $43,884      1.84%          1.16%       60.00%          --
Year Ended March
31, 1993           $43,320      1.84%          0.98%       78.00%          --
Year Ended March
31, 1994           $36,510      1.72%          1.02%      110.00%          --
Year Ended March
31, 1995(f)        $37,048      1.69%          1.01%      121.00%          --
Year Ended March
31, 1996(f)        $41,353      1.73%*         0.81%      152.00%          --
Year Ended March
31, 1997(f)        $43,266      1.73%*         0.50%       98.00%      $0.0397
INSTITUTIONAL
 SHARES(D)
Year Ended March
31, 1992           $ 4,753      1.44%          1.39%       60.00%          --
Year Ended March
31, 1993           $ 6,451      1.33%          1.46%       78.00%          --
Year Ended March
31, 1994           $ 3,990      1.22%          1.52%      110.00%          --
Year Ended March
31, 1995(f)        $ 1,975      1.23%          1.48%      121.00%          --
Year Ended March
31, 1996(f)        $ 1,888      1.24%*         1.31%      152.00%          --
Year Ended March
31, 1997(f)        $ 1,532      1.24%*         0.99%       98.00%      $0.0397

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--Continued

                                        Income from
                                   Investment Operations                       Distributions


                  Net Asset               Net Realized             Dividends  Distributions
                  Value at     Net       and Unrealized Total from  from Net      from                    Net Asset
                  Beginning Investment    Gain (Loss)   Investment Investment   Realized        Total     Value End
                  of Period   Income     on Securities  Operations   Income   Capital Gains Distributions of Period
INTERNATIONAL
EQUITY
ORDINARY SHARES
Year Ended March
31, 1992           $ 8.38      0.04(a)       (0.35)       (0.31)     (0.10)        --           (0.10)     $ 7.97
Year Ended March
31, 1993           $ 7.97      0.09(a)        0.04         0.13      (0.07)        --           (0.07)     $ 8.03
Year Ended March
31, 1994           $ 8.03      0.00(a)        2.28         2.28      (0.13)        --           (0.13)     $10.18
Year Ended March
31, 1995(f)        $10.18     (0.03)(a)       0.04         0.01      (0.13)        --           (0.13)     $10.06
Year Ended March
31, 1996(f)        $10.06      0.00(a)        0.67         0.67      (0.03)        --           (0.03)     $10.70
Year Ended March
31, 1997(f)        $10.70      0.01(a)        0.40         0.41      (0.08)        --           (0.08)     $11.03
INSTITUTIONAL
SHARES(D)
April 25, 1990**
to March 31,
1991               $11.19      0.17(a)       (1.96)       (1.79)       --          --             --       $ 9.40
April 1, 1991 to
March 19, 1992     $ 9.40      0.09(a)       (1.40)       (1.31)     (0.15)        --           (0.15)     $ 7.94(e)
August 25,
1994** to March
31, 1995(f)        $11.00      0.01(a)       (0.73)       (0.72)     (0.18)        --           (0.18)     $10.10
Year Ended March
31, 1996(f)        $10.10      0.04(a)        0.66         0.70      (0.07)        --           (0.07)     $10.73
Year Ended March
31, 1997(f)        $10.73      0.06(a)        0.41         0.47      (0.10)        --           (0.10)     $11.10
FOREIGN FRONTIER
ORDINARY SHARES
August 8, 1994**
to March 31,
1995(f)            $10.00     (0.05)(a)      (2.71)       (2.76)       --          --             --       $ 7.24
Year Ended March
31, 1996(f)        $ 7.24     (0.07)(a)       1.21         1.14        --          --             --       $ 8.38
Year Ended March
31, 1997(f)        $ 8.38     (0.04)(a)       0.90         0.86        --          --             --       $ 9.24
INSTITUTIONAL
SHARES
April 2, 1996**
to March 31,
1997(f)            $ 8.49      0.01(a)        0.80         0.81      (0.03)        --           (0.03)     $ 9.27
                    Total
                  Return(c)
INTERNATIONAL
EQUITY
ORDINARY SHARES
Year Ended March
31, 1992            (3.70)%
Year Ended March
31, 1993             1.70%
Year Ended March
31, 1994            28.69%
Year Ended March
31, 1995(f)          0.07%
Year Ended March
31, 1996(f)          6.63%
Year Ended March
31, 1997(f)          3.82%
INSTITUTIONAL
SHARES(D)
April 25, 1990**
to March 31,
1991               (17.18)%(b)
April 1, 1991 to
March 19, 1992     (14.62)%(b)
August 25,
1994** to March
31, 1995(f)         (6.57)%
Year Ended March
31, 1996(f)          6.95%
Year Ended March
31, 1997(f)          4.38%
FOREIGN FRONTIER
ORDINARY SHARES
August 8, 1994**
to March 31,
1995(f)            (27.60)%
Year Ended March
31, 1996(f)         15.75%
Year Ended March
31, 1997(f)         10.26%
INSTITUTIONAL
SHARES
April 2, 1996**
to March 31,
1997(f)              9.54%

* EXPENSE RATIOS FOR THE YEARS ENDED MARCH 31, 1997 AND MARCH 31, 1996 ARE SHOWN GROSS OF CUSTODY CREDITS (NOTE 3) IN ACCORDANCE WITH SEC REGULATIONS. THESE CREDITS ARE GENERATED BY INTEREST EARNED ON UNINVESTED CASH BALANCES MAINTAINED BY THE FUNDS, AND ARE USED TO OFFSET CUSTODIAL EXPENSES OF THE FUND. THE FUNDS' EXPENSE RATIOS NET OF SUCH CREDITS, AS REPORTED IN PRIOR PERI-ODS, WOULD HAVE BEEN AS FOLLOWS: NUMERIC ORDINARY AND INSTITU-TIONAL SHARES, 1.90%, 1.88% AND 1.40%, 1.38%, RESPECTIVELY; NU-MERIC II ORDINARY AND INSTITUTIONAL SHARES, 1.11%, 1.92% AND 1.27%, 1.66% (ANNUALIZED), RESPECTIVELY; DISCIPLINED GROWTH OR-DINARY AND INSTITUTIONAL SHARES, 1.51%, 1.79% AND 1.51%, 2.05% (ANNUALIZED), RESPECTIVELY; GROWTH AND INCOME ORDINARY AND IN-STITUTIONAL SHARES, 1.70%, 1.64% AND 1.21%, 1.15%, RESPECTIVE-LY; INTERNATIONAL EQUITY ORDINARY AND INSTITUTIONAL SHARES, 2.15%, 2.09% AND 1.64%, 1.59% RESPECTIVELY; AND FOREIGN FRON-TIER ORDINARY AND INSTITUTIONAL SHARES, 2.56%, 2.59% AND 1.89% (ANNUALIZED),--, RESPECTIVELY.
** Commencement of Operations
(a) Reflects expense waivers/reimbursements and reductions in ef-fect during the period. See Note 3 to the Financial State-ments. As a result of such waivers/reimbursements and reduc-tions, expenses of the Quantitative Numeric Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1993 reflect a reduction of $0.02, $0.02 and $0.03 per share; ex-penses of the Quantitative Numeric Fund Institutional Shares for the periods ended March 31, 1997, 1996 and 1993, reflect a reduction of $0.02, $0.02 and $0.03 per share; expenses of the Quantitative Numeric II Fund Ordinary Shares for the pe-riods ended March 31, 1997, 1996 and 1995 reflect a reduction of $0.15, $0.23 and $0.76 per share; expenses of the Quanti-tative Numeric II Fund Institutional Shares for the periods ended March 31, 1997, and 1996 reflects a reduction of $0.10 and $0.11 per share; expenses of the Quantitative Disciplined Growth Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1995 reflect a reduction of $0.34, $0.51 and $0.45 per share; expenses of the Quantitative Disciplined Growth Fund Institutional Shares for the periods ended March 31, 1997 and 1996 reflect a reduction of $0.29 and $0.28 per share; expenses of the Quantitative Growth and Income Fund Ordinary Shares for the periods ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the Quantitative Growth and Income Institutional Shares for the periods ended March 31, 1997 and 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the Quantitative International Equity Fund Ordinary Shares for the periods ended March 31, 1997, 1996, 1995, 1994, 1993 and 1992 reflect a reduction of $0.01, $0.01, $0.01, $0.01, $0.05 and $0.04 per share respectively; expenses of the Quantitative Interna-tional Equity Fund Institutional Shares for the periods ended March 31, 1997, 1996, 1995, 1992 and 1991 reflect a reduction of $0.02, $0.01, $0.01, $0.04 and $0.03 per share; and ex-
    penses of the Quantitative Foreign Frontier Fund Ordinary Shares for the periods ended March 31, 1997, 1996 and 1995 reflect a reduction of $0.01, $0.01 and $0.02 per share; ex-penses of the Quantitative Foreign Frontier Fund Institu-tional Shares for the period ended March 31, 1997 reflects a reduction of $0.02 per share.
(b) Annualized
(c) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Numeric II and Disciplined Growth Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if fees had not been reduced by credits allowed by the custodian.
(d) Investment income and expenses for the periods ending March 31, 1991 through March 31, 1994 were calculated for the Ordi-nary Shares and then adjusted for the differences in distri-bution and transfer agency expenses borne by the two classes of shares.
(e) Amount represents the last net asset value per share before the March 19, 1992 redemption which resulted in this Fund having no Institutional shareholders and no Institutional Shares of beneficial interest outstanding from that date un-til August 25, 1994. (Note 1)
(f) Per share numbers have been calculated using the average shares method.
(g) In accordance with SEC reporting requirements the average commission rate has been calculated for fiscal years begin-ning on or after September 1, 1995.
(h) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the subadvisor during the current fiscal year.

                    Ratios and Supplemental Data
                           Ratio of
             Ratio of         Net
Net Assets  Operating     Investment
  End of     Expenses    Income (Loss)                Average
  Period    to Average    to Average    Portfolio    Commission
 (000's)    Net Assets    Net Assets    Turnover      Rate(g)
 $19,676       2.12%          0.47%       52.00%          --
 $17,429       2.28%          1.08%       16.00%          --
 $26,222       2.01%         (0.08)%      40.00%          --
 $27,657       1.91%         (0.24)%      46.48%          --
 $27,402       2.15%*        (0.04)%      43.00%          --
 $27,410       2.20%*         0.10%      135.00%      $0.0140
 $ 4,178       1.50%(b)       1.56%(b)   159.00%          --
 $     0       1.63%          1.05%       52.00%          --
 $ 3,052       1.66%(b)       0.13%(b)    46.48%(b)       --
 $ 1,241       1.65%*         0.38%       43.00%          --
 $ 1,760       1.69%*         0.51%      135.00%      $0.0140
 $ 4,259       2.54%(b)      (1.03)%(b)   10.72%(b)       --
 $ 7,736       2.74%*        (0.84)%       9.00%          --
 $10,052       2.68%*        (0.47)%       8.00%      $0.0024
 $ 1,212       2.01%(b)*      0.13%(b)     8.00%(b)   $0.0024

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Organization of the Trust.

The Quantitative Group of Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has six series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quantitative Numeric, Quantitative Numeric II, Quantitative Disciplined Growth, Quantitative Growth and Income, Quantitative International Equity, and Quantitative Foreign Fron-tier.

The Quantitative Numeric Fund ("Numeric") seeks maximum long-term capital ap-preciation by investing primarily in common stocks of companies with smaller ($1 billion or less) market capitalizations or larger companies with higher than average expected earnings growth rates.

The Quantitative Numeric II Fund ("Numeric II") seeks long-term growth of cap-ital by investing primarily in common stock of companies with medium ($1 bil-lion to $5 billion) market capitalizations.

The Quantitative Disciplined Growth Fund ("Disciplined Growth") seeks long-term growth of capital by investing primarily in common stock of companies with smaller (less than $1 billion) or medium ($1 billion to $5 billion) mar-ket capitalizations.

The Quantitative Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying divi-dends.

The Quantitative International Equity Fund ("International Equity") seeks long-term capital growth and income by investing primarily in foreign securi-ties. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East.

The Quantitative Foreign Frontier Fund ("Foreign Frontier") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets.

Holders of Institutional Shares bear no portion of the 12b-1 Plan expense of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. Ordinary Shares are sold subject to a 12b-1 Plan and, for Numeric, Growth and Income, International Equity and Foreign Frontier, a deferred sales charge. Prior to August 1, 1996, Ordinary Shares of Numeric II and Disciplined Growth were sold subject to the deferred sales charge.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment compa-nies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual re-sults could differ from these estimates.

Security Valuation.

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities are valued at the mean between the last reported bid and asked price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign cur-rencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith us-ing procedures approved by the Trustees.

Security Transactions and Related Investment Income.

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is re-corded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are al-located among classes based upon the daily relative net assets.

Repurchase Agreements.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-mar-ket daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Short Sales "Against the Box"

In a short sale against the box, a Fund sells a borrowed security, while at the same time owning an identical security in the portfolio. While the short sale is outstanding, a Fund will not dispose of the security hedged by the short sale.

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

When a Fund sells short against the box, it will establish a margin account with the broker lending the security sold short. While the short sale is out-standing, the broker retains the proceeds of the short sale, and the Fund pledges securities as additional collateral. The Fund earns interest from the broker on the proceeds of the short sale and accrues such interest on a daily basis.

Foreign Currency Transactions.

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions repre-sent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference be-tween the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are in-cluded with the net realized and unrealized gain or loss on investments.

Unamortized Organization Expenses.

Costs incurred with Numeric's organization and registration are being amortized over the period of benefit, not to exceed 60 months.

Expenses.

The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred. Expenses that are not attributed to a spe-cific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own trans-fer agency fee.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a management agreement with Quantitative Advisors, Inc. (the "Manager"). Compensation of the Manager, for management and adminis-tration of the Funds, including selection and monitoring of the portfolio advi-sors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Numeric, Numeric II, Disciplined Growth, and International Equi-ty; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Foreign Frontier.

Under the management agreement, the Manager has agreed to reduce its compensa-tion with respect to Numeric, Growth and Income, and International Equity to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The distribution agreement calls for the Distributor to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also agreed to assume expenses of any of these Funds if necessary in order to reduce their total expenses to no more than 2% of average net assets for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities.

The Manager has voluntarily agreed to waive fees or assume certain operating expenses of Numeric II and Disciplined Growth in order to reduce the total ex-penses of these Funds to no more than 1.70% and 1.95% respectively of their av-erage net assets. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses, and expenses are cal-culated gross of custody credits, if applicable. For the year ended March 31, 1997, the Manager voluntarily waived fees or reimbursed expenses of Numeric II and Disciplined Growth in excess of expense limitations.

For the year ended March 31, 1997, the fees waived or expenses reimbursed by the Manager amounted to $40,005, $48,010, $27,292, $10,157 and $1,500 for Nu-
meric, Numeric II, Disciplined Growth, International Equity and Foreign Fron-tier respectively. The aggregate management fees, net of fees waived or reim-bursed by the Manager amounted to $1,606,973.

The Manager has entered into advisory contracts with the following advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Numeric, Nu-meric II), State Street Bank and Trust Company (Growth and Income), and Inde-pendence International Associates, Inc. (International Equity, Foreign Fron-tier). Advanced Investment Technology, Inc. served as Advisor to Disciplined Growth prior to the Fund's termination.

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued
-------------------------------------------------------------------------------
Funds are as follows: Numeric and International Equity Funds--0.50% of average daily total net assets; Numeric II and Foreign Frontier Funds--0.40% of aver-age daily total net assets; Disciplined Growth--0.60% of the first $100 mil-lion, and 0.50% of amounts in excess of $100 million of average daily total net assets; and Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000.

The Funds have entered into a distribution agreement with U.S. Boston Capital Corporation (the "Distributor"). For its services under the distribution agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shareholder accounts of Nu-meric, Growth and Income, International Equity and Foreign Frontier and (ii) 0.25% of the average net asset value of Ordinary Shareholder accounts of Nu-meric II and Disciplined Growth open during the period the plan is in effect. Prior to August 1, 1996, the annual rate for Numeric II and Disciplined Growth accounts was 0.50%. No fees are received by the Distributor for Institutional Shares. For the year ended March 31, 1997, the Distributor voluntarily agreed to waive its fees in their entirety with respect to Numeric II and Disciplined Growth, which amounted to $24,260 and $6,833 respectively. During the year ended March 31, 1997, the aggregate fees, net of fees waived by the Distribu-tor, paid by the Funds pursuant to such distribution plan amounted to $742,137. A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed of Numeric, Growth and Income, International Equity and Foreign Frontier is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemptions of Ordi-nary Shares of Numeric II and Disciplined Growth purchased prior to August 1, 1996. The deferred sales charge is not imposed on redemptions of Institutional Shares, and certain other transactions. The Funds have been advised that dur-ing the year ended March 31, 1997, such fees earned by the Distributor were $280,652.

Transfer agent functions are provided to the Funds by Quantitative Institu-tional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement. The transfer agent agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.13% of the aggregate average daily net asset value of each class of shares of each Fund and for reimbursement of out of pocket expenses. During the year ended March 31, 1997, the aggregate fees, net of fees waived by the Transfer Agent, paid by the Funds pursuant to such agreement amounted to $265,075. For the year ended March 31, 1997, the Transfer Agent voluntarily agreed to waive its fees in their entirety with respect to Numeric II and Disciplined Growth which amounted to $14,659 and $3,232 respectively.

State Street Bank and Trust Company (the "Custodian") maintains the Funds' ac-counting records and provides custodial services. For the year ended March 31, 1997, $65,700, $10,025, $2,525, $14,747, $14,771, and $11,660 in custody cred-
its were applied against the custody fees for Numeric, Numeric II, Disciplined Growth, Growth and Income, International Equity and Foreign Frontier, respec-tively. Such credits have not been applied in the calculation of the contrac-tually required Manager reimbursement for Numeric, Growth and Income, and In-ternational Equity and the voluntary Manager reimbursement for Numeric II and Disciplined Growth.

The Custodian voluntarily agreed to waive its base custodian fees and to re-duce its dual-class accounting fees for Disciplined Growth. For the year ended March 31, 1997, the Custodian's fee waivers amounted to $12,571. Such waivers have not been applied in the calculation of voluntary Manager reimbursement for Disciplined Growth.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Fed-eral income tax provision is required.

At March 31, 1997, International Equity had a capital loss carryover amounting to $103,200 which will expire on March 31, 2001, and Foreign Frontier had cap-ital loss carryovers amounting to $5,852, $92,688 and $188,458 which will ex-pire on March 31, 2003, March 31, 2004 and March 31, 2005 respectively. To the extent that these losses are used to offset any future capital gains realized during the carryover period, no capital gains tax liabilities will be incurred by International Equity and Foreign Frontier for gains realized and not dis-tributed.

5. Purchases and Sales.

During the year ended March 31, 1997, purchases of investment securities other than U.S. Government obligations and short-term investments, for Numeric, Nu-meric II, Disciplined Growth, Growth and Income, International Equity and For-eign Frontier were $334,133,323, $14,712,630, $5,728,865, $42,674,861,
$37,741,908, and $3,262,697 respectively. Sales of such securities for the Funds were $384,689,371, $17,602,208, $7,145,089, $48,663,613, $38,366,155,
and $706,958 respectively.

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

6. Securities Loans.

During the year, International Equity loaned common stocks and received cash collateral. At March 31, 1997, International Equity had no loans outstanding.

Security lending income of $704 collected by the custodian, was used to offset custodian expense during the year. Such offset would not be applied in the cal-culation of Manager reimbursements to International Equity.

7. Reclassifications.

For the year ended March 31, 1997, certain reclassification adjustments were made between undistributed/(overdistributed) net investment income, accumulated net realized gain/(loss), and shares of beneficial interest due to differences between book and tax accounting, primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes for Numeric; current year net operating losses for Numeric II, Disciplined Growth and Foreign Frontier; pas-sive foreign investment company holdings for International Equity; and foreign currency translation for International Equity and Foreign Frontier. Such re-classifications were as follows:

                                          Increase/(Decrease)
                      Increase/(Decrease)   Undistributed/    Increase/(Decrease)
                           Shares of       (Overdistributed)      Accumulated
                          Beneficial        Net Investment       Net Realized
                           Interest          Income/(Loss)        Gain/(Loss)
Numeric                    4,791,840                 --           (4,791,840)
Numeric II                        --              1,799               (1,799)
Disciplined Growth                --             15,538              (15,538)
International Equity             (67)           721,809             (721,742)
Foreign Frontier              32,085            (39,755)               7,670

--------------------------------------------------------------------------------

8. Contingent Liability.

The Trust insures itself and all Funds under a policy with ICI Mutual Insurance Company. The annual premium is allocated among the Funds and Quantitative In-stitutional Services. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

9. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders.

                            5% or Greater Shareholders
                            ---------------------------------
Fund                         Number          % of Fund Held
Numeric Inst.                            4                  80%
Numeric II Ord.                          2                  24%
Numeric II Inst.                         5                  94%
Disciplined Growth Ord.                  6                  53%
Disciplined Growth Inst.                 4                 100%
Growth and Income Inst.                  3                  92%
International Equity Inst.               2                  95%
Foreign Frontier Ord.                    2                  10%
Foreign Frontier Inst.                   2                  97%

10. Concentration of Risk.

The relatively large investments of the Foreign Frontier Fund in Latin American and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

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--------------------------------------------------------------------------------
11. Transactions in Shares of Beneficial Interest.

  Transactions in shares of beneficial interest were as follows:

                                 Year Ended                 Year Ended
                               March 31, 1997             March 31, 1996
                           ------------------------  -------------------------
                             Shares      Dollars       Shares       Dollars
NUMERIC
ORDINARY SHARES:
Shares sold                   351,818  $  6,317,030     306,845  $   5,287,525
Shares issued in
 reinvestment of
 distributions                924,424    16,907,849     410,004      7,474,372
Shares redeemed            (1,264,403)  (22,735,475)   (339,690)    (6,065,838)
                           ----------  ------------  ----------  -------------
Net change                     11,839       489,404     377,159      6,696,059
                           ----------  ------------  ----------  -------------
INSTITUTIONAL SHARES:
Shares sold                   321,340  $  5,965,533     372,214  $   6,912,864
Shares issued in
 reinvestment of
 distributions                213,876     4,116,247     165,042      3,069,775
Shares redeemed            (2,157,817)  (38,785,621) (1,253,740)   (21,958,358)
                           ----------  ------------  ----------  -------------
Net change                 (1,622,601) $(28,703,841)   (716,484) $ (11,975,719)
                           ----------  ------------  ----------  -------------
TOTAL NET CHANGE FOR FUND              $(28,214,437)             $  (5,279,660)
                                       ------------              -------------
NUMERIC II
ORDINARY SHARES:
Shares sold                   283,463  $  4,013,410     434,724  $   5,272,157
Shares issued in
 reinvestment of
 distributions                 76,221     1,064,046       4,887         61,864
Shares redeemed              (166,383)   (2,323,633)    (24,790)      (304,541)
                           ----------  ------------  ----------  -------------
Net change                    193,301  $  2,753,823     414,821  $   5,029,480
                           ----------  ------------  ----------  -------------
INSTITUTIONAL SHARES:
Shares sold                    96,506  $  1,350,989     350,456  $   4,388,082
Shares issued in
 reinvestment of
 distributions                  2,350        33,070       3,610         45,700
Shares redeemed              (422,182)   (6,069,111)     (4,106)       (50,595)
                           ----------  ------------  ----------  -------------
Net change                   (323,326) $ (4,685,052)    349,960  $   4,383,187
                           ----------  ------------  ----------  -------------
TOTAL NET CHANGE FOR FUND              $ (1,931,229)             $   9,412,667
                                       ------------              -------------
DISCIPLINED GROWTH
ORDINARY SHARES:
Shares sold                    23,682  $    316,581     124,257  $   1,434,616
Shares issued in
 reinvestment of
 distributions                 16,770       220,688          75            930
Shares redeemed               (34,905)     (457,243)     (9,964)      (113,141)
                           ----------  ------------  ----------  -------------
Net change                      5,547  $     80,026     114,368  $   1,322,405
                           ----------  ------------  ----------  -------------
INSTITUTIONAL SHARES:
Shares sold                     2,681  $     36,839       6,593  $      75,500
Shares issued in
 reinvestment of
 distributions                    570         7,507           4             45
Shares redeemed                (3,189)      (40,183)     (1,297)       (15,503)
                           ----------  ------------  ----------  -------------
Net change                         62  $      4,163       5,300  $      60,042
                           ----------  ------------  ----------  -------------
TOTAL NET CHANGE FOR FUND              $     84,189              $   1,382,447
                                       ------------              -------------
GROWTH AND INCOME
ORDINARY SHARES:
Shares sold                   138,045  $  2,136,905     129,344  $   1,895,276
Shares issued in
 reinvestment of
 distributions                293,065     4,442,864     359,373      5,160,593
Shares redeemed              (427,154)   (6,602,373)   (350,635)    (5,180,335)
                           ----------  ------------  ----------  -------------
Net change                      3,956  $    (22,604)    138,082  $   1,875,534
                           ----------  ------------  ----------  -------------

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
--------------------------------------------------------------------------------

                                    Year Ended             Year Ended
                                  March 31, 1997         March 31, 1996
                               ---------------------  ----------------------
                                Shares     Dollars     Shares     Dollars
INSTITUTIONAL SHARES:
Shares sold                       9,058  $   137,464     6,538  $     97,239
Shares issued in reinvestment
 of distributions                17,093      258,962    17,395       249,625
Shares redeemed                 (55,068)    (865,268)  (38,398)     (583,199)
                               --------  -----------  --------  ------------
Net change                      (28,917) $  (468,842)  (14,465) $   (236,335)
                               --------  -----------  --------  ------------
TOTAL NET CHANGE FOR FUND                $  (491,446)           $  1,639,199
                                         -----------            ------------
INTERNATIONAL EQUITY
ORDINARY SHARES:
Shares sold                     288,056  $ 3,128,420   284,040  $  2,952,333
Shares issued in reinvestment
 of distributions                16,596      182,722     6,478        65,878
Shares redeemed                (380,548)  (4,118,431) (478,842)   (5,015,488)
                               --------  -----------  --------  ------------
Net change                      (75,896) $  (807,289) (188,324) $ (1,997,277)
                               --------  -----------  --------  ------------
Institutional Shares:
Shares sold                      46,087  $   502,388   392,128  $  4,117,781
Shares issued in reinvestment
 of distributions                 1,099       12,144       --            --
Shares redeemed                  (4,216)     (45,934) (578,734)   (6,111,774)
                               --------  -----------  --------  ------------
Net change                       42,970  $   468,598  (186,606) $ (1,993,993)
                               --------  -----------  --------  ------------
TOTAL NET CHANGE FOR FUND                $  (338,691)           $ (3,991,270)
                                         -----------            ------------
FOREIGN FRONTIER
ORDINARY SHARES:
Shares sold                     269,187  $ 2,347,110   383,704  $  3,073,757
Shares issued in reinvestment
 of distributions                   --           --        --            --
Shares redeemed                (104,973)    (898,041)  (48,574)     (376,826)
                               --------  -----------  --------  ------------
NET CHANGE                      164,214  $ 1,449,069   335,130  $  2,696,931
                               --------  -----------  --------  ------------
INSTITUTIONAL SHARES:
Shares sold                     131,870  $ 1,140,389       --            --
Shares issued in reinvestment
 of distributions                    14          116       --            --
Shares redeemed                  (1,132)     (10,110)      --            --
                               --------  -----------  --------  ------------
Net change                      130,752  $ 1,130,395       --            --
                               --------  -----------  --------  ------------
Net change for fund                      $ 2,579,464       --            --
                                         -----------  --------  ------------

12. Subsequent Events.

  In April 1997, the Board of Trustees approved a proposal to liquidate Disci-plined Growth. On April 30,1997, Disciplined Growth ceased operations and dis-tributed its assets to its shareholders on that date.

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
-------------------------------------------------------------------------------
Report of Independent Accountants

To the Shareholders and Trustees of Quantitative Group of Funds

In our opinion, the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Quantitative Numeric Fund, Quantitative Numeric II Fund, Quantitative Disciplined Growth Fund, Quantita-tive Growth and Income Fund, Quantitative International Equity Fund and Quan-titative Foreign Frontier Fund (hereafter referred to as the "Funds") at March 31, 1997, the results of each of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted au-diting standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by corre-spondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, pro-vide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, MA
May 9, 1997

[LOGO OF QUANTITATIVE GROUP OF FUNDS APPEARS HERE]
-------------------------------------------------------------------------------
Shareholder Votes and Changes of Advisors (unaudited)

On October 1, 1996, Boston International Advisors, Inc., Advisor to Interna-tional Equity and Foreign Frontier was acquired by Independence Investment Ad-visors, Inc. and changed its name to Independence International Associates, Inc., resulting in a termination of the existing advisory contracts with Bos-ton International Advisors, Inc. On October 1, 1996, new advisory contracts went into effect with Independence International Associates, Inc., containing substantially the same terms as the old contracts.

On October 28, 1996, there was a special meeting of the shareholders of Numer-ic, Numeric II, International Equity and Foreign Frontier. The shareholders of International Equity and Foreign Frontier were asked to each approve a new Ad-visory Contract between the Manager and Independence International Associates, Inc. pursuant to which Independence International Associates, Inc. would act as sub-advisor to the respective funds. The following were the results of the votes:

         International Equity Foreign Frontier
             Shares Voted       Shares Voted
For         1,730,191.895       717,398.892
Against           912.563             0.000
Abstain        60,325.802        19,919.159

There were no broker non-votes submitted, and no other proposals voted on at such meeting.

In addition, at the meeting on October 28, shareholders of Numeric and Numeric II were asked to each approve a new Advisory Contract between the Manager and Columbia Partners, L.L.C. Investment Management ("Columbia Partners") pursuant to which Columbia Partners would act as sub-advisor to the respective funds. The following were the results of the votes:

            Numeric     Numeric II
         Shares Voted  Shares Voted
For      3,038,306.896 516,648.981
Against     25,231.238   4,575.579
Abstain    103,128.474   9,751.502

There were no broker non-votes submitted, and no other proposals voted on at such meeting.

Effective October 1, 1996, Advanced Investment Technology, Inc. ("AIT") ac-quired the investment management portion of the business of LBS Capital Man-agement, Inc. ("LBS"), the Advisor to Disciplined Growth, resulting in an au-tomatic termination of the existing advisory contract with LBS. On October 1, 1996, AIT began to serve as Advisor to Disciplined Growth pursuant to an advi-sory contract with the Manager containing substantially the same terms as the advisory contract between the Manager and LBS, except that AIT is not entitled to payment of advisory fees under the contract until the contract is approved by the shareholders of Disciplined Growth. At the time of Disciplined Growth's termination on April 30, 1997, shareholders of Disciplined Growth had not ap-proved the contract, and AIT is not owed any fees by Disciplined Growth.

                               FORM N-1A PART C
                               OTHER INFORMATION

  Item 24.  Financial Statements and Exhibits

       (a)  Financial Statements:
            Included in Part A:

                  Quantitative Numeric Fund (formerly Boston Numeric Series)
                  ----------------------------------------------------------

                  Per Share Income and Capital Changes, Years Ended March 31, 1997, 1997, 1996, and 1994, and Period from September 8, 1992 to March 31, 1993 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Years Ended March 31, 1997, 1997, 1996 and 1994, and Period from January 6, 1993 to March 31, 1993


                  Quantitative Numeric II Fund
                  ----------------------------

                  Per Share Income and Capital Changes, Years Ended March 31, 1997 and 1997, and Period from October 1, 1994 to March 31, 1996 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Year Ended March 31, 1997 and Period from April 17, 1996 to March 31, 1997


                  Quantitative Growth and Income Fund (formerly Boston
                  ----------------------------------------------------
                  Growth and Income Series)
                  -------------------------

                  Per Share Income and Capital Changes, Years Ended March 31, 1997, 1997, 1996, 1994, 1993, 1992, 1991, 1990, 1989, 1988,
                  1987, and Period from May 9, 1985 to March 31, 1986 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Years Ended March 31, 1997, 1997, 1996, 1994, 1993 and 1992, and Period from March 25, 1991 to March 31, 1991

                  Quantitative International Equity Fund (formerly Boston
                  -------------------------------------------------------
                  Foreign Growth and Income Series)
                  ---------------------------------

                  Per Share Income and Capital Changes, Years Ended March 31, 1997, 1997, 1996, 1994, 1993, 1992, 1991, 1990, 1989, and
                  Period from July 31, 1987 to March 31, 1988 for Ordinary

                  Shares; and for Institutional Shares (formerly named "Class A Shares"), Years Ended March 31, 1997 and 1997, Period from August 25, 1994 to March 31, 1996, Period Ended March 19, 1992, and Period from April 25, 1990 to March 31, 1991

                  Quantitative Foreign Frontier Fund
                  ----------------------------------

                  Per Share Income and Capital Changes, Years Ended March 31, 1997 and 1997, and Period from August 8, 1994 to March 31, 1996 for Ordinary Shares; and for Institutional Shares (formerly named "Class A Shares"), Period from April 2, 1997 to March 31, 1997


            Included in Part B:

                  Quantitative Numeric Fund
                  -------------------------
                  Report of Independent Accountants, May 3, 1997
                  Investments, March 31, 1997
                  Statement of Assets and Liabilities, March 31, 1997
                  Statement of Operations, Year Ended March 31, 1997
                  Statement of Changes in Net Assets, Year Ended March 31, 1997 Selected Per Share Data and Ratios, Years Ended March 31, 1997 and March 31, 1996 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1997 and 1996
                  Notes to Financial Statements, March 31, 1997

                  Quantitative Numeric II Fund
                  ----------------------------
                  Report of Independent Accountants, May 3, 1997
                  Investments, March 31, 1997
                  Statement of Assets and Liabilities, March 31, 1997
                  Statement of Operations, Year Ended March 31, 1997
                  Statement of Changes in Net Assets, Year Ended March 31, 1997 Selected Per Share Data and Ratios, Years Ended March 31, 1997 and 1996 for Ordinary Shares and Year Ended March 31, 1997 and for Institutional Shares Period from April 17, 1995 to March 31, 1996
                  Notes to Financial Statements, March 31, 1997

                  Quantitative Growth and Income Fund
                  -----------------------------------

                  Report of Independent Accountants, May 3, 1997

                  Investments, March 31, 1997
                  Statement of Assets and Liabilities, March 31, 1997
                  Statement of Operations, Year Ended March 31, 1997
                  Statement of Changes in Net Assets, Years Ended March 31, 1997 and March 31, 1996
                  Selected Per Share Data and Ratios, Years Ended March 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988,
                  1987 and Period from May 9, 1985 to March 31, 1986 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1997, 1996, 1995, 1994, 1993 and 1992 and Period
                  from March 25, 1991 to March 31, 1991
                  Notes to Financial Statements, March 31, 1997

                  Quantitative International Equity Fund
                  --------------------------------------

                  Report of Independent Accountants, May 3, 1997
                  Investments, March 31, 1997
                  Statement of Assets and Liabilities, March 31, 1997
                  Statement of Operations, Year Ended March 31, 1997
                  Statement of Changes in Net Assets, Years Ended March 31, 1997 and March 31, 1996
                  Selected Per Share Data and Ratios, Years Ended March 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and
                  Period from July 31, 1987 to March 31, 1988 for Ordinary Shares; and for Institutional Shares, Years Ended March 31, 1997 and 1996, Period from August 25, 1994 to March 31, 1995, Period Ended March 19, 1992, and Period from April 25, 1990 to March 31, 1991
                  Notes to Financial Statements, March 31, 1997

                  Quantitative Foreign Frontier Fund
                  ----------------------------------

                  Report of Independent Accountants, May 3, 1997
                  Investments, March 31, 1997
                  Statement of Assets and Liabilities, March 31, 1997
                  Statement of Operations, Years Ended March 31, 1997 and 1996 and Period from August 8, 1994 to March 31, 1995
                  Statement of Changes in Net Assets, Years Ended March 31, 1997 and 1996
                  Selected Per Share Data and Ratios, Year Ended March 31, 1997 and 1996 for Ordinary Shares and for Institutional Shares Period from April 2, 1996 to March 31, 1997
                  Notes to Financial Statements, March 31, 1997

       (b)  Exhibits

                   5. Advisory Contracts with Independence International
                      Associates, Inc.
                  10. Opinion and Consent of Counsel
                  11. Consent of Independent Accountants
                  16. Schedule for Computation of Performance Quotations
                  17. Financial Data Schedule

  Item 25.  Persons Controlled by or under Common Control with Registrant
            None
  Item 26.  Number of Holders of Securities

       As of June 30 1997, there were 2,218 holders of Quantitative Numeric Ordinary Shares of beneficial interest and 42 holders of Quantitative Numeric Institutional Shares of beneficial interest; 471 holders of Quantitative Numeric II Ordinary Shares of beneficial interest and 10 holders of Quantitative Numeric II Institutional Shares of beneficial interest; 745 holders of Quantitative Growth and Income Ordinary Shares of beneficial interest and 12 holders of Quantitative Growth and Income Institutional Shares of beneficial interest; 586 holders of Quantitative International Equity Ordinary Shares of beneficial interest and 5 holders of Quantitative International Equity Institutional Shares of beneficial interest; 301 holders of Quantitative Foreign Frontier Ordinary Shares of beneficial interest and 4 holders of Quantitative Foreign Frontier Institutional Shares of beneficial interest.

  Item 27.  Indemnification

       Article VIII of the Trust's Declaration of Trust provides in relevant part:

       Trustees, Officers, etc.
       ------------------------

            Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

  Compromise Payment
  ------------------

        Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

  Indemnification Not Exclusive
  -----------------------------

       Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted against the Fund by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

  Item 28.  Business and Other Connections of Investment Adviser

       There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Advisors, Inc., the Registrant's investment adviser (viz. the "Manager"), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

  Name                      Business and other connections
  ----                      ------------------------------

  Edward L. Pittman         President and Treasurer, Quantitative Group
  President                 of Funds; formerly attorney, Brown & Wood

  Willard L. Umphrey:       President/Treasurer/Clerk/Director, U.S.
  Director                  Boston Insurance Agency, Inc.;
                            President/Treasurer/Director, U.S. Boston Capital
                            Corporation, USB Technology, Inc.;
                            Director/Treasurer, USB Corporation and U.S. Boston
                            Corporation; Director, U.S. Boston Asset Management
                            Corporation, U.S. Boston Funding Corporation, U.S.
                            Boston Fiduciary Corporation, U.S. Boston
                            Institutional Services, Inc., Self Care, Inc.;
                            Chairman, AB&T, Inc.; Partner, U.S. Boston Company,
                            U.S. Boston Company II, U.S. Boston Company III;
                            U.S. Boston Company IV; Chairman/Trustee,
                            Quantitative Group of Funds

  Leon Okurowski:           Director/President, U.S. Boston Corporation,
  Clerk                     USB Corporation and U.S. Boston Asset
  Director                  Management Corporation; Vice President/Director,
                            U.S. Boston Capital Corporation; Vice President,
                            U.S. Boston Insurance Agency, Inc.
                            Director/Treasurer, U.S. Boston Institutional
                            Services, Inc., AB&T, Inc.; Director, U.S. Boston
                            Fiduciary Corporation, U.S. Boston Funding
                            Corporation, USB Technology, Inc.; Partner, U.S.
                            Boston Company, U.S. Boston Company II, U.S. Boston
                            Company III, U.S. Boston Company IV; Vice
                            President/Trustee, Quantitative Group of Funds

      The principal business address of each U.S. Boston affiliate named above is Lincoln North, Lincoln, Massachusetts 01773. The principal business address of AB&T is 200 Franklin Street, Boston, Massachusetts 02109.

  Item 29.   Principal Underwriter

             (a)  Not applicable.
             (b) The directors and officers of the Registrant's principal underwriter are:

                           Positions and         Positions and
                           Offices with          Offices with
  Name                     Underwriter           Registrant
  ----                     -----------           ----------

  Carol A. Higgins         Clerk                 None

  Leon Okurowski           Vice President        Vice President
                           and Director          and Trustee

  Edward L. Pittman        None                  President
                                                 Treasurer

  Willard L. Umphrey       President,            Chairman
                           Treasurer             and Trustee
                           and Director

  The principal business address of each person listed above is 55 Old Bedford Road, Lincoln, Massachusetts 01773.

  Item 30.  Location of Accounts and Records.

           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment advisers, Quantitative Advisors, Inc., State Street Bank and Trust Company, Independence International Associates, Inc., and Columbia Partners, L.L.C., Investment Management; Registrant's custodian, State Street Bank and Trust Company; and Registrant's transfer agent and dividend disbursing agent, Quantitative Institutional Services. The address of Quantitative Advisors, Inc. is 55 Old Bedford Road, Lincoln, Massachusetts 01773; the address of Quantitative Institutional Services is 55 Old Bedford Road, Lincoln, Massachusetts 01773; the address of State Street Bank and Trust Company is 225 Franklin Street, Boston, Massachusetts 02110; the address of Independence International Associates, Inc. is 75 State Street, Suite 1500, Boston, Massachusetts 02109, and the address of Columbia Partners, L.L.C., Investment Management is 1701 Pennsylvania Avenue, N.W., Washington, DC 20006.

  Item 31.  Management Services

            None.

  Item 32   Undertakings

            Not applicable.

                                    NOTICE

  A copy of the Agreement and Declaration of Trust of Quantitative Group of Funds, as amended, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the registrant acting as an officer and not individually and that the obligations of or arising out of this instrument are not binding on any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                               -----------------
                                   Signatures

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Lincoln, and Commonwealth of Massachusetts on the 28 day of July, 1997.

                          Quantitative Group of Funds

                             By
                               -----------------------------------
                               Edward L. Pittman, President

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Quantitative Group of Funds has been signed by the following persons in the capacities and on the dates indicated.


  ---------------------
  Robert M. Armstrong      Trustee                             July 28, 1997

  ---------------------
  Edward A. Bond, Jr.      Trustee                             July 28, 1997

  ---------------------
  John M. Bulbrook         Trustee                             July 28, 1997

  ---------------------
  Edward E. Burrows        Trustee                             July 28, 1997

  ---------------------
  Joseph H. Newberg        Trustee                             July 28, 1997

  ---------------------
  Leon Okurowski           Trustee                             July 28, 1997

  ---------------------
  Willard L. Umphrey       Trustee                             July 28, 1997